Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Registrant Name	ENCANA CORP
Entity Central Index Key	0001157806
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Trading Symbol	ECA
Entity Common Stock, Shares Outstanding	736,327,987

Consolidated Statement Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Earnings [Abstract]
Revenues, Net of Royalties	$ 5,160	$ 8,467	$ 8,870
Expenses
Production and mineral taxes	105	198	217
Transportation and processing	1,231	1,193	1,100
Operating	794	866	827
Purchased product	349	635	739
Depreciation, depletion and amortization	1,956	2,282	2,008
Impairments	4,695	2,249
Accretion of asset retirement obligation	53	50	46
Administrative	392	350	362
Interest	522	468	501
Foreign exchange (gain) loss, net	(107)	133	(251)
Other	1	21	2
Total Expenses	9,991	8,445	5,551
Net Earnings (Loss) Before Income Tax	(4,831)	22	3,319
Income tax expense (recovery)	(2,037)	17	976
Net Earnings (Loss)	$ (2,794)	$ 5	$ 2,343
Net Earnings (Loss) per Common Share
Basic	$ (3.79)	$ 0.01	$ 3.17
Diluted	$ (3.79)	$ 0.01	$ 3.17

Consolidated Statement Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)	$ (2,794)	$ 5	$ 2,343
Other Comprehensive Income (Loss), Net of Tax
Foreign currency translation adjustment	81	(305)	232
Compensation plans	13	(34)	(2)
Comprehensive Income (Loss)	$ (2,700)	$ (334)	$ 2,573

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 3,179		$ 800
Accounts receivable and accrued revenues	1,236		1,075
Risk management	479		1,806
Income tax receivable	560		686
Deferred income taxes	23
Total Current Assets	5,477		4,367
Natural gas & oil properties, based on full cost accounting
Proved properties	50,953		50,690
Unproved properties	1,295		1,426
Other	3,379		2,748
Property, plant and equipment	55,627		54,864
Less: Accumulated depreciation, depletion and amortization	(45,876)	[1]	(38,807)	[1]
Property, plant and equipment, net	9,751		16,057
Cash in Reserve	54		469
Other Assets	466		395
Risk Management	111		241
Deferred Income Taxes	1,116		188
Goodwill	1,725		1,698
Total Assets	18,700		23,415
Current Liabilities
Accounts payable and accrued liabilities	2,003		2,428
Income tax payable	45		123
Risk management	5		1
Current portion of long-term debt	500		492
Deferred income taxes	59		442
Total Current Liabilities	2,612		3,486
Long-Term Debt	7,175		7,658
Other Liabilities and Provisions	2,672		2,301
Risk Management	10		6
Asset Retirement Obligation	936		875
Deferred Income Taxes			511
Total Liabilities	13,405		14,837
Commitments and Contingencies
Shareholders' Equity
Share capital - authorized unlimited common shares, without par value 2012 and 2011 issued and outstanding: 736.3 million shares	2,354		2,354
Paid in surplus	10		5
Retained earnings	2,261		5,643
Accumulated other comprehensive income	670		576
Total Shareholders' Equity	5,295		8,578
Total Liabilities and Shareholders' Equity	$ 18,700		$ 23,415

[1]	Depreciation, depletion and amortization.

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet [Abstract]
Common Stock, No Par Value
Common Stock, Shares, Issued	736.3	736.3
Common Stock, Shares, Outstanding	736.3	736.3

Consolidated Statement Of Changes In Shareholders' Equity (USD $) In Millions, unless otherwise specified	Share Capital [Member]	Paid In Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Foreign Currency Translation Adjustment [Member]	Compensation Plans [Member]	Total
Balance, Beginning of Year at Dec. 31, 2009	$ 2,393	$ 6	$ 4,918		$ 731	$ (46)
Common Shares Issued under Option Plans	5
Share-Based Compensation	2
Common Shares Purchased under Normal Course Issuer Bid	(48)	(6)	(445)				(499)
Net Earnings (Loss)			2,343				2,343
Dividends on Common Shares			(590)				(590)
Change in foreign currency translation adjustment					232		232
Compensation Plans
Change in funded status of defined benefit and other post-employment benefit plans, net of income taxes of $5 million (2011 - $12 million recovery; 2010 - $1 million recovery)						(2)	(2)
Balance, End of Year at Dec. 31, 2010	2,352		6,226	915	963	(48)	9,493
Common Shares Issued under Option Plans	2						2
Share-Based Compensation		5
Net Earnings (Loss)			5				5
Dividends on Common Shares			(588)				(588)
Change in foreign currency translation adjustment					(305)		(305)
Compensation Plans
Change in funded status of defined benefit and other post-employment benefit plans, net of income taxes of $5 million (2011 - $12 million recovery; 2010 - $1 million recovery)						(34)	(34)
Balance, End of Year at Dec. 31, 2011	2,354	5	5,643	576	658	(82)	8,578
Share-Based Compensation		5
Net Earnings (Loss)			(2,794)				(2,794)
Dividends on Common Shares			(588)				(588)
Change in foreign currency translation adjustment					81		81
Compensation Plans
Change in funded status of defined benefit and other post-employment benefit plans, net of income taxes of $5 million (2011 - $12 million recovery; 2010 - $1 million recovery)						13	13
Balance, End of Year at Dec. 31, 2012	$ 2,354	$ 10	$ 2,261	$ 670	$ 739	$ (69)	$ 5,295

Consolidated Statement Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Changes In Shareholders' Equity [Abstract]
Tax (Recovery) on other Comprehensive Income (Loss), defined benefit and other post-employement benefit plans	$ 5	$ (12)	$ (1)

Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net earnings (loss)	$ (2,794)	$ 5	$ 2,343
Depreciation, depletion and amortization	1,956	2,282	2,008
Impairments	4,695	2,249
Accretion of asset retirement obligation	53	50	46
Deferred income taxes	(1,837)	212	1,189
Unrealized (gain) loss on risk management	1,465	(879)	(945)
Unrealized foreign exchange (gain) loss	(112)	96	(278)
Other	82	87	76
Net change in other assets and liabilities	(78)	(160)	(112)
Net change in non-cash working capital	(323)	(15)	(1,998)
Cash From (Used in) Operating Activities	3,107	3,927	2,329
Investing Activities
Capital expenditures	(3,476)	(4,610)	(4,779)
Acquisitions	(379)	(515)	(733)
Proceeds from divestitures	4,043	2,080	883
Cash in reserve	415	(383)	(86)
Net change in investments and other	(242)	(203)	(14)
Cash From (Used in) Investing Activities	361	(3,631)	(4,729)
Financing Activities
Issuance of revolving long-term debt	1,721	13,606	1,660
Repayment of revolving long-term debt	(1,724)	(13,556)	(1,660)
Issuance of long-term debt		997
Repayment of long-term debt	(503)	(500)	(200)
Issuance of common shares		2	5
Purchase of common shares			(499)
Dividends on common shares	(588)	(588)	(590)
Capital lease payments	(17)	(155)
Cash From (Used in) Financing Activities	(1,111)	(194)	(1,284)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	22	(1)	2
Increase (Decrease) in Cash and Cash Equivalents	2,379	101	(3,682)
Cash and Cash Equivalents, Beginning of Year	800	699	4,381
Cash and Cash Equivalents, End of Year	3,179	800	699
Cash, End of Year	92	70	196
Cash Equivalents, End of Year	3,087	730	503
Cash and Cash Equivalents, End of Year	$ 3,179	$ 800	$ 699

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1.            Summary of Significant Accounting Policies

A)     NATURE OF OPERATIONS

Encana Corporation and its subsidiaries (“Encana” or the “Company”) are in the business of the exploration for, the development of, and the production and marketing of natural gas, oil and natural gas liquids (“NGLs”).  The term liquids is used to represent Encana’s oil, NGLs and condensate.

B)     BASIS OF PRESENTATION

The Consolidated Financial Statements include the accounts of Encana and are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

In these Consolidated Financial Statements, unless otherwise indicated, all dollar amounts are expressed in United States (“U.S.”) dollars. Encana’s financial results are consolidated in Canadian dollars; however, the Company has adopted the U.S. dollar as its reporting currency to facilitate a more direct comparison to other North American oil and gas companies. All references to US$ or to $ are to United States dollars and references to C$ are to Canadian dollars.

C)     PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of Encana and entities in which it holds a controlling interest.  All significant intercompany balances and transactions are eliminated on consolidation.  For upstream joint interest operations where Encana retains an undivided interest in jointly owned property, the Company records its proportionate share of assets, liabilities, revenues and expenses.  Investments in non-controlled entities over which Encana has the ability to exercise significant influence are accounted for using the equity method.

D)     FOREIGN CURRENCY TRANSLATION

Monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rates of exchange in effect at the period end date.  Any gains or losses are recorded in the Consolidated Statement of Earnings.  Foreign currency revenues and expenses are translated at the rates of exchange in effect at the time of the transaction.

For the accounts of foreign operations, assets and liabilities are translated at period end exchange rates, while revenues and expenses are translated using average rates over the period. Translation gains and losses relating to the foreign operations are included in accumulated other comprehensive income (“AOCI”).  Recognition of Encana’s accumulated translation gains and losses occurs upon complete or substantially complete liquidation of the Company’s investment in the foreign operation.

For financial statement presentation, assets and liabilities are translated into the reporting currency at period end exchange rates, while revenues and expenses are translated using average rates over the period. Gains and losses relating to the financial statement translation are included in AOCI.

E)     USE OF ESTIMATES

The timely preparation of the Consolidated Financial Statements requires that Management make estimates and assumptions and use judgment regarding the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the period. Such estimates primarily relate to unsettled transactions and events as of the date of the Consolidated Financial Statements. Accordingly, actual results may differ from estimated amounts as future events occur.

Significant items subject to estimates and assumptions are:

·	Estimates of proved reserves and related future cash flows used for depletion and ceiling test impairment calculations
·	Estimated fair value of long-term assets used for impairment calculations
·	Fair value of reporting units used for the assessment of goodwill
·	Estimates of future taxable earnings used to assess the realizable value of deferred tax assets
·	Fair value of asset retirement obligations and costs
·	Fair value of derivative instruments
·	Tax interpretations, regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate
·	Accruals for long-term performance-based compensation arrangements and whether or not the performance criteria will be met and what the ultimate payout will be
·	Recognized values of pension assets and obligations and the amount of pension costs charged to net earnings depend on certain actuarial and economic assumptions
·	Accruals for legal claims, environmental risks and exposures

F)     REVENUE RECOGNITION

Revenues associated with Encana’s natural gas and liquids are recognized when production is sold to a purchaser at a fixed or determinable price, delivery has occurred, title has transferred and collectability of the revenue is probable.  Realized gains and losses from the Company’s financial derivatives related to natural gas and oil commodity prices are recognized in revenue when the contract is settled.  Unrealized gains and losses related to these contracts are recognized in revenue based on the changes in fair value of the contracts at the end of the respective periods.

Market optimization revenues and purchased product expenses are recorded on a gross basis when Encana takes title to the product and has the risks and rewards of ownership.  Purchases and sales of products that are entered into in contemplation of each other with the same counterparty are recorded on a net basis. Revenues associated with the services provided where Encana acts as agent are recorded as the services are provided.

G)     PRODUCTION AND MINERAL TAXES

Costs paid by Encana to certain mineral and non-mineral interest owners based on production of natural gas and liquids are recognized when the product is produced.

H)     TRANSPORTATION AND PROCESSING

Costs paid by Encana for the transportation and processing of natural gas and liquids are recognized when the product is delivered and the services provided.

I)     EMPLOYEE BENEFIT PLANS

The Company sponsors defined contribution and defined benefit plans, providing pension and other post-employment benefits to its employees in Canada and the U.S.   As of January 1, 2003, the defined benefit pension plan was closed to new entrants.

Pension expense for the defined contribution pension plan is recorded as the benefits are earned by the employees covered by the plans.  Encana accrues for its obligations under its employee defined benefit plans, net of plan assets.  The cost of defined benefit pensions and other post-employment benefits is actuarially determined using the projected benefit method based on length of service and reflects Management’s best estimate of salary escalation, retirement ages of employees and expected future health care costs. The expected return on plan assets is based on historical and projected rates of return for assets in the investment plan portfolio.  The actual return is based on the fair value of plan assets. The projected benefit obligation is discounted using the market interest rate on high-quality corporate debt instruments as at the measurement date.

Pension expense for the defined benefit pension plan includes the cost of pension benefits earned during the current year, the interest cost on pension obligations, the expected return on pension plan assets, the amortization of the net transitional obligation, the amortization of adjustments arising from pension plan amendments, the amortization of prior service costs, and the amortization of the excess of the net actuarial gain or loss over 10 percent of the greater of the benefit obligation and the fair value of plan assets.   Amortization is done on a straight-line basis over a period covering the expected average remaining service lives of employees covered by the plans.  Actuarial gains and losses related to the change in the over-funded or under-funded status of the defined benefit pension plan and other post-employment benefit plans is recognized in other comprehensive income.

J)     INCOME TAXES

Encana follows the liability method of accounting for income taxes. Under this method, deferred income taxes are recorded for the effect of any temporary difference between the accounting and income tax basis of an asset or liability, using the enacted income tax rates and laws expected to apply when the assets are realized and liabilities are settled. Current income taxes are measured at the amount expected to be recoverable from or payable to the taxation authorities based on the income tax rates and laws enacted at the end of the reporting period. The effect of a change in the enacted tax rates or laws is recognized in net earnings in the period of enactment.  Income taxes are recognized in net earnings except to the extent that they relate to items recognized directly in shareholders’ equity, in which case the income taxes are recognized directly in shareholders’ equity.

Deferred income tax assets are routinely assessed for realizability.  If it is more likely than not that deferred tax assets will not be realized, a valuation allowance is recorded to reduce the deferred tax assets.  Encana considers available positive and negative evidence when assessing the realizability of deferred tax assets including historic and expected future taxable earnings, available tax planning strategies and carry forward periods.  The estimates used in determining expected future taxable earnings are consistent with those used in the goodwill impairment assessment.

Encana recognizes the financial statement effects of a tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by a taxing authority.  A recognized tax position is initially and subsequently measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority.  Liabilities for unrecognized tax benefits that are not expected to be settled within the next 12 months are included in other liabilities and provisions.

K)     EARNINGS PER SHARE AMOUNTS

Basic net earnings per common share is computed by dividing the net earnings by the weighted average number of common shares outstanding during the period. Diluted net earnings per common share amounts are calculated giving effect to the potential dilution that would occur if stock options were exercised or other contracts to issue common shares were exercised, fully vested, or converted to common shares. The treasury stock method is used to determine the dilutive effect of stock options and other dilutive instruments. The treasury stock method assumes that proceeds received from the exercise of in-the-money stock options and other dilutive instruments are used to repurchase common shares at the average market price.

L)     CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and short-term investments, such as money market deposits or similar type instruments, with a maturity of three months or less when purchased.  Outstanding disbursements issued in excess of applicable bank account balances are excluded from cash and cash equivalents and are recorded in accounts payable and accrued liabilities.  Cash in reserve represents cash amounts segregated or held in escrow which are not available for general operating use.

M)     PROPERTY, PLANT AND EQUIPMENT

UPSTREAM

Encana uses the full cost method of accounting for its acquisition, exploration and development activities.  Under this method, all costs directly associated with the acquisition of, the exploration for, and the development of natural gas and liquids reserves, are capitalized on a country-by-country cost centre basis. Capitalized costs exclude costs relating to production, general overhead or similar activities.

Under the full cost method of accounting, the carrying amount of Encana’s natural gas and oil properties within each country cost centre is subject to a ceiling test performed quarterly.  A ceiling test impairment is recognized in net earnings when the carrying amount of a country cost centre exceeds the country cost centre ceiling.  The carrying amount of a cost centre includes capitalized costs of proved oil and gas properties, net of accumulated depletion and the related deferred income taxes.

The cost centre ceiling is the sum of the estimated after-tax future net cash flows from proved reserves, using the 12-month average trailing prices and unescalated future development and production costs, discounted at 10 percent, plus unproved property costs.   The 12-month average trailing price is calculated as the average of the price on the first day of each month within the trailing 12-month period.  Any excess of the carrying amount over the calculated ceiling amount is recognized as an impairment in net earnings.

Capitalized costs accumulated within each cost centre are depleted using the unit-of-production method based on proved reserves.  Depletion is calculated using the capitalized costs, including estimated retirement costs, plus the undiscounted future expenditures to be incurred in developing proved reserves.

Costs associated with unproved properties are excluded from the depletion calculation until it is determined that proved reserves are attributable or impairment has occurred.  Unproved properties are assessed separately for impairment on a quarterly basis.  Costs that have been impaired are included in the costs subject to depletion within the full cost pool.

Proceeds from the divestiture of properties are normally deducted from the full cost pool without recognition of gain or loss unless the deduction significantly alters the relationship between capitalized costs and proved reserves in the cost centre, in which case a gain or loss is recognized in net earnings.  Generally, a gain or loss on a divestiture is not recognized unless more than 25 percent of the Company’s proved reserves quantities in a particular country are sold.

MARKET OPTIMIZATION

Midstream facilities, including power generation facilities, are carried at cost and depreciated on a straight-line basis over the estimated service lives of the assets, which range from 20 to 25 years.

CORPORATE

Costs associated with office furniture, fixtures, leasehold improvements, information technology and aircraft are carried at cost and depreciated on a straight-line basis over the estimated service lives of the assets, which range from three to 25 years. Costs associated with The Bow office project are carried at cost and depreciated on a straight-line basis over the 60-year estimated life of the building. Assets under construction are not subject to depreciation until put into use.  Land is carried at cost.

N)     CAPITALIZATION OF COSTS

Expenditures related to renewals or betterments that improve the productive capacity or extend the life of an asset are capitalized.  Maintenance and repairs are expensed as incurred.  Interest is capitalized during the construction phase of large capital projects.

O)      BUSINESS COMBINATIONS

Business combinations are accounted for using the acquisition method.  The acquired identifiable net assets are measured at their fair value at the date of acquisition.  Deferred taxes are recognized for any differences between the fair value of net assets acquired and their tax bases.   Any excess of the purchase price over the fair value of the net assets acquired is recognized as goodwill.  Any deficiency of the purchase price below the fair value of the net assets acquired is recorded as a gain in net earnings.  Associated transaction costs are expensed when incurred.

P)     GOODWILL

Goodwill, which represents the excess of purchase price over fair value of net assets acquired, is assessed for impairment at least annually at December 31. Goodwill and all other assets and liabilities are allocated to reporting units, which are Encana’s country cost centres.  To assess impairment, the carrying amount of each reporting unit is determined and compared to the fair value of the reporting unit.  If the carrying amount of the reporting unit is higher than the fair value then goodwill is written down to the implied fair value of goodwill.  The implied fair value of goodwill is determined by deducting the fair value of the reporting unit’s assets and liabilities from the fair value of the reporting unit.  Any excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and charged to net earnings.  Subsequent measurement of goodwill is at cost less any accumulated impairments.

Q)   IMPAIRMENT OF LONG-TERM ASSETS

The carrying value of long-term assets, excluding goodwill and upstream assets, but including those within the Market Optimization and Corporate and Other segments, are assessed for impairment when indicators suggest that the carrying value of an asset or asset group may not be recoverable.  If the carrying amount exceeds the sum of the undiscounted cash flows expected to result from the continued use and eventual disposition of the asset or asset group, an impairment is recognized for the excess of the carrying amount over its estimated fair  value.

R)   ASSET RETIREMENT OBLIGATION

Asset retirement obligations are those legal obligations where the Company will be required to retire tangible long-lived assets such as producing well sites, offshore production platforms and natural gas processing plants.  The fair value of estimated asset retirement obligations is recognized in the Consolidated Balance Sheet when incurred and a reasonable estimate of fair value can be made.  The asset retirement cost, equal to the initially estimated fair value of the asset retirement obligation, is capitalized as part of the cost of the related long-lived asset.  Changes in the estimated obligation resulting from revisions to estimated timing or amount of future cash flows are recognized as a change in the asset retirement obligation and the related asset retirement cost.

Amortization of asset retirement costs are included in depreciation, depletion and amortization in the Consolidated Statement of Earnings.  Increases in the asset retirement obligations resulting from the passage of time are recorded as accretion of asset retirement obligation in the Consolidated Statement of Earnings.

Actual expenditures incurred are charged against the accumulated asset retirement obligation.

S)   STOCK-BASED COMPENSATION

Obligations for payments of cash or common shares under Encana’s stock-based compensation plans are accrued over the vesting period, net of forfeitures, using fair values.  Fair values are determined using observable share prices and/or pricing models such as the Black-Scholes-Merton option-pricing model.  For equity-settled stock-based compensation plans, fair values are determined at the grant date and are recognized over the vesting period as compensation costs with a corresponding credit to shareholders’ equity.  For cash-settled stock-based compensation plans, fair values are determined at each reporting date and periodic changes are recognized as compensation costs, with a corresponding change to current liabilities.

Obligations for payments for share units of Cenovus Energy Inc. (“Cenovus”) held by Encana employees are accrued as compensation costs based on the fair value of the financial liability.

T)     LEASES

Leases entered into for the use of an asset are classified as either capital or operating leases.  Capital leases transfer to the Company substantially all of the risks and benefits incidental to ownership of the leased item.  Capital leases are capitalized upon commencement of the lease term at the lower of the fair value of the leased asset or the present value of the minimum lease payments.  Capitalized leased assets are amortized over the estimated useful life of the asset if the lease arrangement contains a bargain purchase option or ownership of the leased asset transfers at the end of the lease term.   Otherwise, the leased assets are amortized over the lease term.  Amortization of capitalized leased assets is included in depreciation, depletion and amortization in the Consolidated Statement of Earnings.  All other leases are classified as operating leases and the payments are recognized on a straight-line basis over the lease term.

U)     FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques include the market, income, and cost approach.  The market approach uses information generated by market transactions involving identical or comparable assets or liabilities; the income approach converts estimated future amounts to a present value; and the cost approach is based on the amount that currently would be required to replace an asset.

Inputs used in determining fair value are characterized according to a hierarchy that prioritizes those inputs based on the degree to which they are observable. The three input levels of the fair value hierarchy are as follows:

·	Level 1 – Inputs represent quoted prices in active markets for identical assets or liabilities, such as exchange-traded commodity derivatives.

·

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

·

Level 3 – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

In determining fair value, the Company utilizes the most observable inputs available. If a fair value measurement reflects inputs at multiple levels within the hierarchy, the fair value measurement is characterized based on the lowest level of input that is significant to the fair value measurement.

Recurring fair value measurements are performed for risk management assets and liabilities and for share units issued as part of the Split Transaction, as discussed in Notes 16 and 18.  The carrying amount of cash and cash equivalents, accounts receivable and accounts payable reported on the Consolidated Balance Sheet approximates fair value. The fair value of long-term debt is disclosed in Note 13.  Fair value information related to pension plan assets is included in Note 17.

Certain non-financial assets and liabilities are initially measured at fair value, such as asset retirement obligations and certain assets and liabilities acquired in business combinations or through non-monetary exchange transactions.

V)     RISK MANAGEMENT ASSETS AND LIABILITIES

Risk management assets and liabilities are derivative financial instruments used by Encana to manage economic exposure to market risks relating to commodity prices, foreign currency exchange rates and interest rates.  The use of these derivative instruments is governed under formal policies and is subject to limits established by the Board of Directors (“Board”).  The Company’s policy is not to utilize derivative financial instruments for speculative purposes.

Derivative instruments that do not qualify for the normal purchases and sales exemption are measured at fair value with changes in fair value recognized in net earnings.  The fair values recorded in the Consolidated Balance Sheet reflect netting the asset and liability positions where counterparty master netting arrangements contain provisions for net settlement.  Realized gains or losses from financial derivatives related to natural gas and oil commodity prices are recognized in revenues as the contracts are settled.  Realized gains or losses from financial derivatives related to power commodity prices are recognized in transportation and processing expense as the related power contracts are settled.  Unrealized gains and losses are recognized in revenues and transportation and processing expense accordingly, at the end of each respective reporting period based on the changes in fair value of the contracts.

W)     COMMITMENTS AND CONTINGENCIES

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change.

X)   RECENT ACCOUNTING PRONOUNCEMENTS

As of January 1, 2012, Encana adopted the following accounting standards updates issued by the Financial Accounting Standards Board (“FASB”), which have not had a material impact on the Company’s Consolidated Financial Statements:

·

Accounting Standards Update 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, clarifies and changes existing fair value measurement and disclosure requirements.  The amendments have been applied prospectively and have not had a significant impact on the Company’s fair value measurements or disclosures.

·

Accounting Standards Update 2011-05, “Presentation of Comprehensive Income”, requires that net earnings and comprehensive income be presented either in a single continuous statement or in two separate consecutive statements.  As Encana presents its net earnings and comprehensive income in two separate consecutive statements, the amendments had no impact on the Company’s financial statement presentation.  Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05”, defers the effective date of certain presentation requirements for items reclassified out of accumulated other comprehensive income to net earnings.

·

Accounting Standards Update 2011-08, “Intangibles – Goodwill and Other”, permits an initial assessment of qualitative factors to determine whether the two-step goodwill impairment test is required to be performed as described in Accounting Standards Codification Topic 350, “Intangibles – Goodwill and Other”.  The amendments have been applied prospectively.

As of January 1, 2013, Encana will be required to adopt the following accounting standards updates issued by the FASB, which are not expected to have a material impact on the Company’s Consolidated Financial Statements:

·

Accounting Standards Update 2011-11, “Disclosures about Offsetting Assets and Liabilities”, and Accounting Standards Update 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, require disclosure of both gross and net information about certain financial instruments eligible for offset in the balance sheet and certain financial instruments subject to master netting arrangements.  The amendments will be applied retrospectively and may expand the Company’s financial instruments disclosures.

·

Accounting Standards Update 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, requires enhanced disclosures about amounts reclassified out of accumulated other comprehensive income.  The amendments will be applied prospectively and may expand the Company’s disclosures.

Segmented Information	12 Months Ended
Dec. 31, 2012
Segmented Information [Abstract]
Segmented Information

2.            Segmented Information

Encana's reportable segments are determined based on the Company's operations and geographic locations as follows:

·	Canadian Division includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the Canadian cost centre.

·	USA Division includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the U.S. cost centre.

·

Market Optimization is primarily responsible for the sale of the Company's proprietary production.  These results are included in the Canadian and USA Divisions.  Market optimization activities include third-party purchases and sales of product that provide operational flexibility for transportation commitments, product type, delivery points and customer diversification.  These activities are reflected in the Market Optimization segment.

·

Corporate and Other mainly includes unrealized gains or losses recorded on derivative financial instruments. Once amounts are settled, the realized gains and losses are recorded in the reporting segment to which the derivative instrument relates.

Market Optimization sells substantially all of the Company's upstream production to third-party customers.  Transactions between segments are based on market values and are eliminated on consolidation.

The Consolidated Statement of Earnings for the comparative periods ended December 31, 2011 and December 31, 2010 and the accompanying segmented information disclosed in this note have been updated to present processing costs with transportation expense.  Formerly, these processing costs were presented in operating expense. Encana has updated its presentation as a result of the Canadian Division entering into firm gathering and processing agreements associated with the divestiture of two natural gas processing plants during the first quarter of 2012 as disclosed in Note 3.  Encana believes the nature of processing costs more closely align with transportation expense.  As a result, for the twelve months ended December 31, 2011, the Company has reclassified $240 million (2010 – $239 million) from operating expense to transportation and processing expense.

In conjunction with the reclassification of the Canadian Division processing costs discussed above, Encana has reclassified the unrealized financial hedging gains and losses related to the Company’s power financial derivative contracts to transportation and processing within the Corporate and Other segment.  Formerly, these were presented in operating expense.  Encana has updated its presentation to align the treatment with realized financial hedging gains and losses, which are now included in the Canadian Division transportation and processing expense.  The Consolidated Statement of Earnings and the accompanying segmented information disclosed in this note, along with the impact of realized and unrealized gains and losses on risk management disclosed in Note 19, have been updated accordingly.

Results of Operations

Segment and Geographic Information

	Canadian Division			USA Division			Market Optimization
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,760	$2,872	$2,829	$3,365	$4,022	$4,275	$419	$703	$797

Expenses
Production and mineral taxes	9	15	8	96	183	209	-	-	-
Transportation and processing	555	490	436	652	728	662	-	-	-
Operating	352	380	324	377	444	472	48	40	34
Purchased product	-	-	-	-	-	-	349	635	739
	1,844	1,987	2,061	2,240	2,667	2,932	22	28	24
Depreciation, depletion and amortization	748	966	826	1,102	1,226	1,094	12	12	11
Impairments	1,822	2,249	-	2,842	-	-	-	-	-
	$(726)	$(1,228)	$1,235	$(1,704)	$1,441	$1,838	$10	$16	$13

	Corporate & Other			Consolidated
	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$(1,384)	$870	$969	$5,160	$8,467	$8,870

Expenses
Production and mineral taxes	-	-	-	105	198	217
Transportation and processing	24	(25)	2	1,231	1,193	1,100
Operating	17	2	(3)	794	866	827
Purchased product	-	-	-	349	635	739
	(1,425)	893	970	2,681	5,575	5,987
Depreciation, depletion and amortization	94	78	77	1,956	2,282	2,008
Impairments	31	-	-	4,695	2,249	-
	$(1,550)	$815	$893	(3,970)	1,044	3,979
Accretion of asset retirement obligation				53	50	46
Administrative				392	350	362
Interest				522	468	501
Foreign exchange (gain) loss, net				(107)	133	(251)
Other				1	21	2
				861	1,022	660
Net Earnings (Loss) Before Income Tax				(4,831)	22	3,319
Income tax expense (recovery)				(2,037)	17	976
Net Earnings (Loss)				$(2,794)	$5	$2,343

Results of Operations

Product and Divisional Information

	Canadian Division
	Natural Gas			Oil & NGLs			Other
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,225	$2,376	$2,480	$500	$453	$305	$35	$43	$44

Expenses
Production and mineral taxes	1	10	7	8	5	1	-	-	-
Transportation and processing	549	481	429	6	9	7	-	-	-
Operating	327	360	298	14	6	12	11	14	14
Operating Cash Flow	$1,348	$1,525	$1,746	$472	$433	$285	$24	$29	$30

	Total
	2012	2011	2010

Revenues, Net of Royalties	$2,760	$2,872	$2,829

Expenses
Production and mineral taxes	9	15	8
Transportation and processing	555	490	436
Operating	352	380	324
Operating Cash Flow	$1,844	$1,987	$2,061

	USA Division
	Natural Gas			Oil & NGLs			Other
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,993	$3,664	$3,912	$348	$295	$244	$24	$63	$119

Expenses
Production and mineral taxes	68	157	185	28	26	24	-	-	-
Transportation and processing	652	728	662	-	-	-	-	-	-
Operating	347	423	397	25	3	-	5	18	75
Operating Cash Flow	$1,926	$2,356	$2,668	$295	$266	$220	$19	$45	$44

	Total
	2012	2011	2010

Revenues, Net of Royalties	$3,365	$4,022	$4,275

Expenses
Production and mineral taxes	96	183	209
Transportation and processing	652	728	662
Operating	377	444	472
Operating Cash Flow	$2,240	$2,667	$2,932

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$4,260	$6,680	$6,729	$(3,841)	$(5,977)	$(5,932)	$419	$703	$797

Expenses
Transportation and processing	528	506	384	(528)	(506)	(384)	-	-	-
Operating	84	75	76	(36)	(35)	(42)	48	40	34
Purchased product	3,593	6,035	6,236	(3,244)	(5,400)	(5,497)	349	635	739
Operating Cash Flow	$55	$64	$33	$(33)	$(36)	$(9)	$22	$28	$24

Capital Expenditures

For the years ended December 31	2012	2011	2010

Canadian Division	$1,567	$2,031	$2,214
USA Division	1,727	2,446	2,502
Market Optimization	7	2	2
Corporate & Other	175	131	61
	$3,476	$4,610	$4,779

Goodwill, Property, Plant and Equipment and Total Assets by Segment

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2012	2011	2012	2011	2012	2011

Canadian Division	$1,252	$1,225	$2,960	$7,493	$4,748	$11,090
USA Division	473	473	4,405	6,733	5,664	7,691
Market Optimization	-	-	106	108	161	166
Corporate & Other	-	-	2,280	1,723	8,127	4,468
	$1,725	$1,698	$9,751	$16,057	$18,700	$23,415

Goodwill, Property, Plant and Equipment and Total Assets by Geographic Region

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2012	2011	2012	2011	2012	2011

Canada	$1,252	$1,225	$5,186	$9,261	$12,041	$14,652
United States	473	473	4,565	6,796	6,639	8,698
Other Countries	-	-	-	-	20	65
	$1,725	$1,698	$9,751	$16,057	$18,700	$23,415

Export Sales

Sales of natural gas, oil and NGLs produced or purchased in Canada delivered to customers outside of Canada were $177 million (2011 – $266 million; 2010 – $292 million).

Major Customers

In connection with the marketing and sale of Encana’s own and purchased natural gas and liquids for the year ended December 31, 2012, the Company had two customers (2011 – one; 2010 – one), which individually accounted for more than 10 percent of Encana’s consolidated revenues, net of royalties. Sales to these customers, which have investment grade credit ratings, were approximately $1,195 million (2011 – $831 million; 2010 – $1,055 million).

Acquisitions And Divestitures	12 Months Ended
Dec. 31, 2012
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures

3.            Acquisitions and Divestitures

For the years ended December 31	2012	2011	2010

Acquisitions
Canadian Division	$139	$410	$592
USA Division	240	105	141
Total Acquisitions	379	515	733

Divestitures
Canadian Division	(3,770)	(350)	(288)
USA Division	(271)	(1,730)	(595)
Corporate & Other	(2)	-	-
Total Divestitures	(4,043)	(2,080)	(883)
Net Acquisitions and Divestitures	$(3,664)	$(1,565)	$(150)

ACQUISITIONS

For the year ended December 31, 2012, acquisitions totaled $379 million (2011 – $515 million; 2010 – $733 million).    In 2012 and 2011, acquisitions in the Canadian Division and the USA Division primarily included land and property purchases with oil and liquids-rich natural gas production potential.  In 2010, acquisitions in the Divisions included land and property purchases that were complementary to existing Company assets.

DIVESTITURES

For the year ended December 31, 2012, amounts received on the sale of assets were $4,043 million (2011 – $2,080 million; 2010 – $883 million). In 2012, divestitures were $3,770 million in the Canadian Division and $271 million in the USA Division, which included the following transactions:

Canadian Division

Encana entered into a partnership agreement with a Mitsubishi Corporation subsidiary (“Mitsubishi”) to jointly develop certain Cutbank Ridge lands in British Columbia.  Under the agreement, Encana owns 60 percent and Mitsubishi owns 40 percent of the partnership.  Mitsubishi agreed to invest approximately C$2.9 billion for its partnership interest, with C$1.45 billion received in February 2012.  Mitsubishi has agreed to invest the remaining amount of approximately C$1.45 billion, in addition to its 40 percent of the partnership’s future capital investment, over an expected commitment period of five years, thereby reducing Encana’s capital funding commitment to 30 percent of the total expected capital investment over that period.

The Company entered into an agreement with a PetroChina Company Limited subsidiary (“PetroChina”) to jointly explore and develop certain liquids rich natural gas Duvernay lands in Alberta.  PetroChina has agreed to invest approximately C$2.18 billion for a 49.9 percent working interest in the lands. PetroChina invested C$1.18 billion in December 2012 and has agreed to further invest approximately C$1.0 billion over a commitment period which is expected to be four years.  The further investment of approximately C$1.0 billion is to be used to fund half of Encana’s capital funding commitment.

Encana entered into an agreement with a Toyota Tsusho Corporation subsidiary (“Toyota Tsusho”) under which Toyota Tsusho has agreed to invest approximately C$600 million to acquire a 32.5 percent gross overriding royalty interest in natural gas production from a portion of Encana’s Clearwater resource play.  Toyota Tsusho invested C$100 million in April 2012 and has agreed to further invest approximately C$500 million which is expected to be received over the next seven years.

The Company closed the sale of two natural gas processing plants in British Columbia and Alberta for proceeds of approximately C$920 million in February 2012.

USA Division

The Company closed the majority of the North Texas asset sale in December 2011 for proceeds of $836 million.  The remainder of the sale closed in March 2012 for proceeds of $114 million.  During 2011, Encana also sold its Fort Lupton natural gas processing plant for proceeds of $296 million and its South Piceance natural gas gathering assets for proceeds of $547 million.

During 2010, divestitures in the Canadian Division and USA Division included the sale of mature conventional oil and natural gas assets.

Amounts received from these transactions have been deducted from the respective Canadian and U.S. full cost pools.

Interest	12 Months Ended
Dec. 31, 2012
Interest [Abstract]
Interest	4. Interest

For the years ended December 31	2012	2011	2010

Interest Expense on:
Debt	$474	$488	$485
Other	48	(20)	16
	$522	$468	$501

Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2012
Foreign Currency [Abstract]
Foreign Exchange (Gain) Loss, Net

5.            Foreign Exchange (Gain) Loss, Net

For the years ended December 31	2012	2011	2010

Unrealized Foreign Exchange (Gain) Loss on:
Translation of U.S. dollar debt issued from Canada	$(131)	$107	$(282)
Translation of U.S. dollar risk management contracts
issued from Canada	19	(11)	4
	(112)	96	(278)
Foreign Exchange on Intercompany Transactions	4	18	1
Other Monetary Revaluations and Settlements	1	19	26
	$(107)	$133	$(251)

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

6.            Income Taxes

The provision for income taxes is as follows:

For the years ended December 31	2012	2011	2010

Current Tax
Canada	$(219)	$(373)	$(234)
United States	(25)	102	(49)
Other Countries	44	76	70
Total Current Tax Expense (Recovery)	(200)	(195)	(213)

Deferred Tax
Canada	(902)	(227)	440
United States	(935)	442	749
Other Countries	-	(3)	-
Total Deferred Tax Expense (Recovery)	(1,837)	212	1,189
Income Tax Expense (Recovery)	$(2,037)	$17	$976

The following table reconciles income taxes calculated at the Canadian statutory rate with the actual income taxes:

For the years ended December 31	2012	2011	2010

Net Earnings (Loss) Before Income Tax
Canada	$(2,246)	$(1,973)	$890
United States	(2,978)	1,477	1,928
Other Countries	393	518	501
Total Net Earnings (Loss) Before Income Tax	(4,831)	22	3,319
Canadian Statutory Rate	25.0%	26.5%	28.2%
Expected Income Tax	(1,208)	6	936
Effect on Taxes Resulting From:
Statutory and other rate differences	(360)	118	101
Effect of legislative changes	-	-	13
International financing	(52)	(65)	(78)
Non-taxable capital (gains) losses	(16)	20	(38)
Tax differences on divestitures and transactions	(307)	-	-
Partnership tax allocation in excess of funding	(40)	-	-
Adjustment in respect of prior periods	(64)	(60)	36
Other	10	(2)	6
	$(2,037)	$17	$976
Effective Tax Rate	42.2%	77.3%	29.4%

The net deferred income tax (asset) liability consists of:

As at December 31	2012	2011

Deferred Income Tax Liabilities
Property, plant and equipment	$-	$661
Risk management	176	640
Unrealized foreign exchange gains	205	182
Other	14	44

Deferred Income Tax Assets
Property, plant and equipment	(995)	(200)
Compensation plans	(113)	(112)
Accrued and unpaid expense	(65)	(75)
Non-capital and net capital losses carried forward	(119)	(121)
Alternative minimum tax and foreign tax credits	(122)	(152)
Other	(61)	(102)
Net Deferred Income Tax (Asset) Liability	$(1,080)	$765

The net deferred income tax (asset) liability is reflected in the Consolidated Balance Sheet as follows:

As at December 31	2012	2011

Current deferred income tax liability	$59	$442
Non-current deferred income tax liability	-	511
Current deferred income tax asset	(23)	-
Non-current deferred income tax asset	(1,116)	(188)
Net Deferred Income Tax (Asset) Liability	$(1,080)	$765

Loss carryforwards, charitable donations and tax credits that can be utilized in future years are as follows:

		Expiration
As at December 31	2012	Date

Canada
Net capital losses	$406	Indefinite
Non-capital losses	67	2015 - 2032
Charitable donations	26	2015 - 2017
United States
Alternative minimum tax credits	102	Indefinite
Foreign tax credits	20	2021

As at December 31, 2012, approximately $3.0 billion of Encana’s unremitted earnings from its foreign subsidiaries were considered to be permanently reinvested outside of Canada and, accordingly, Encana has not recognized a deferred tax liability for Canadian income taxes in respect of such earnings.  If such earnings were to be remitted to Canada, Encana may be subject to Canadian income taxes and foreign withholding taxes.  However, determination of any potential amount of unrecognized deferred income tax liabilities is not practicable.

The following table presents changes in the balance of Encana’s unrecognized tax benefits excluding interest:

For the years ended December 31	2012	2011

Balance, Beginning of Year	$165	$252
Additions for tax positions taken in the current year	2	2
Additions for tax positions of prior years	3	7
Reductions for tax positions of prior years	(2)	-
Lapse of statute of limitations	(4)	(1)
Settlements	(4)	(92)
Foreign currency translation	4	(3)
Balance, End of Year	$164	$165

The unrecognized tax benefit is reflected in the Consolidated Balance Sheet as follows:

For the years ended December 31	2012	2011

Income tax receivable	$59	$13
Other liabilities and provisions (See Note 14)	134	178
Current deferred income tax liability	5	12
Non-current deferred income tax liability	(34)	(38)
Balance, End of Year	$164	$165

If recognized, all of Encana’s unrecognized tax benefits as at December 31, 2012 would affect Encana’s effective income tax rate.  Encana does not anticipate that the amount of unrecognized tax benefits will significantly change during the next 12 months.

Encana recognizes interest accrued in respect of unrecognized tax benefits in interest expense.  During 2012, Encana recognized a recovery of $8 million (2011 – $18 million; 2010 – $3 million) in interest expense.  As at December 31, 2012, Encana had a liability of $3 million (2011 – $11 million liability) for interest accrued in respect of unrecognized tax benefits.

Included below is a summary of the tax years, by jurisdiction, that remain subject to examination by the taxation authorities.

Jurisdiction	Taxation Year

Canada - Federal	2005	-	2012
Canada - Provincial	2005	-	2012
United States - Federal	2008	-	2012
United States - State	2008	-	2012
Other	2011	-	2012

Encana and its subsidiaries file income tax returns primarily in Canada and the United States.  Issues in dispute for audited years and audits for subsequent years are ongoing and in various stages of completion.

Accounts Receivable And Accrued Revenues	12 Months Ended
Dec. 31, 2012
Accounts Receivable And Accrued Revenues [Abstract]
Accounts Receivable And Accrued Revenues

7.            Accounts Receivable and Accrued Revenues

As at December 31	2012	2011

Trade Receivables and Accrued Revenue	$905	$991
Prepaids, Deposits and Other	350	103
	1,255	1,094
Allowance for Doubtful Accounts	(19)	(19)
	$1,236	$1,075

Trade receivables are non-interest bearing.  In determining the recoverability of trade receivables, the Company considers the age of the outstanding receivable and the credit worthiness of the counterparties.  See Note 19 for further information about credit risk.

Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net

8.            Property, Plant and Equipment, Net

As at December 31	2012			2011
	Cost	Accumulated DD&A*	Net	Cost	Accumulated DD&A*	Net

Canadian Division
Proved properties	$26,024	$(23,962)	$2,062	$27,259	$(20,906)	$6,353
Unproved properties	716	-	716	968	-	968
Other	182	-	182	172	-	172
	26,922	(23,962)	2,960	28,399	(20,906)	7,493

USA Division
Proved properties	24,825	(21,236)	3,589	23,319	(17,294)	6,025
Unproved properties	579	-	579	458	-	458
Other	237	-	237	250	-	250
	25,641	(21,236)	4,405	24,027	(17,294)	6,733

Market Optimization	235	(129)	106	223	(115)	108
Corporate & Other	2,829	(549)	2,280	2,215	(492)	1,723
	$55,627	$(45,876)	$9,751	$54,864	$(38,807)	$16,057

*  Depreciation, depletion and amortization.

The Canadian Division and USA Division property, plant and equipment include internal costs directly related to exploration, development and construction activities of $471 million capitalized during the year ended December 31, 2012 (2011 – $415 million). Included in Corporate and Other are $104 million (2011 – $112 million) of international property costs, which have been fully impaired.

For the year ended December 31, 2012, the Company recognized a ceiling test impairment of $1,822 million (2011 – $2,249 million; 2010 – nil) in the Canadian cost centre and $2,842 million (2011 – nil; 2010 – nil) in the U.S. cost centre.  The impairments resulted primarily from the decline in 12-month average trailing natural gas prices which have reduced proved reserves volumes and values.

The 12-month average trailing prices used in the ceiling test evaluations reflect benchmark prices adjusted for basis differentials to determine local reference prices, transportation costs and tariffs, heat content and quality.  The benchmark prices are disclosed in Note 22.

Capital Leases and Other

During 2011, the Company entered into a capital lease arrangement in the U.S. whereby the beneficial rights of ownership of specific equipment will be conveyed to Encana over the next five years. The Company recorded an asset under capital lease with a corresponding capital lease obligation totaling $158 million, which was subsequently paid by Encana.

As at December 31, 2012, the carrying value of assets under capital lease was $207 million (2011 – $147 million).

In 2008, Encana signed a contract for the design and construction of the Production Field Centre (“PFC”) for the Deep Panuke project.  As at December 31, 2012, Canadian Division property, plant and equipment and total assets include Encana's accrual to date of $612 million (2011 – $607 million) related to this offshore facility as an asset under construction.  There is no effect on the Company’s current net earnings or cash flows related to the capitalization of the PFC.

In 2007, Encana announced that it had entered into a 25-year lease agreement with a third party developer for The Bow office project.  As at December 31, 2012, Corporate and Other property, plant and equipment and total assets include Encana's accumulated costs to date of $1,668 million (2011 – $1,309 million).  Beginning in July 2012, Encana assumed partial occupancy of The Bow office premises, initiated payments to the third party developer and commenced depreciation of The Bow asset over the 60-year estimated life of the building.  At the conclusion of the 25-year term, the remaining asset and corresponding liability are expected to be derecognized as disclosed in Note 14.

Liabilities for the PFC and The Bow office project are included in other liabilities and provisions in the Consolidated Balance Sheet and are disclosed in Note 14.

Cash In Reserve	12 Months Ended
Dec. 31, 2012
Cash In Reserve [Abstract]
Cash in Reserve

9.            Cash in Reserve

Cash in reserve as at December 31, 2012 was  $54 million (2011 – $469 million).  The monies, which are not available for general operating use, are segregated or held in escrow and include amounts received from counterparties related to jointly controlled assets.  As at December 31, 2011, the Company also had amounts placed in escrow for a possible qualifying like-kind exchange for U.S. income tax purposes.

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets (Text Block)	10. Other Assets
5.
6.
7.

As at December 31	2012	2011

Deferred Charges and Debt Transaction Costs	$61	$67
Long-Term Receivables	180	83
Long-Term Investments and Other	225	245
	$466	$395

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwil

11.            Goodwill

As at December 31	2012	2011

Canada	$1,252	$1,225
United States	473	473
	$1,725	$1,698

There have been no additions or dispositions of goodwill during 2012 or 2011 and the Company has not recognized any previous goodwill impairments.  The change in the Canada goodwill balance between December 31, 2012 and December 31, 2011 reflects movements due to foreign currency translation.

Goodwill was assessed for impairment as at December 31, 2012 and December 31, 2011.  The fair values of the Canada and United States reporting units were determined to be greater than the respective carrying values of the reporting units.  Accordingly, no goodwill impairments were recognized.

Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities

12.            Accounts Payable and Accrued Liabilities

As at December 31	2012	2011

Trade Payables	$417	$579
Capital Accruals	415	532
Royalty and Production Accruals	497	580
Other Accruals	497	499
Interest Payable	117	124
Outstanding Disbursements	27	68
Asset Retirement Obligation (See Note 15)	33	46
	$2,003	$2,428

Payables and accruals are non-interest bearing.  Interest payable represents amounts accrued related to Encana’s unsecured notes as disclosed in Note 13.  Outstanding disbursements represent outstanding wire payments and cheques issued, which have not been presented to the Company’s banks for collection.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

13.            Long-Term Debt

As at December 31	Note	C$ Principal Amount	2012	2011

Canadian Dollar Denominated Debt
Revolving credit and term loan borrowings	A	$-	$-	$-
Canadian Unsecured Notes:	B
4.30% due March 12, 2012		-	-	$492
5.80% due January 18, 2018		750	754	737
		$750	754	1,229

U.S. Dollar Denominated Debt
Revolving credit and term loan borrowings	A		-	-
U.S. Unsecured Notes:	B
4.75% due October 15, 2013			500	500
5.80% due May 1, 2014			1,000	1,000
5.90% due December 1, 2017			700	700
6.50% due May 15, 2019			500	500
3.90% due November 15, 2021			600	600
8.125% due September 15, 2030			300	300
7.20% due November 1, 2031			350	350
7.375% due November 1, 2031			500	500
6.50% due August 15, 2034			750	750
6.625% due August 15, 2037			500	500
6.50% due February 1, 2038			800	800
5.15% due November 15, 2041			400	400
			6,900	6,900
Total Principal	F		7,654	8,129

Increase in Value of Debt Acquired	C		46	46
Debt Discounts	D		(25)	(25)
Current Portion of Long-Term Debt	E		(500)	(492)
			$7,175	$7,658

A)     REVOLVING CREDIT AND TERM LOAN BORROWINGS

During 2012, the Company issued commercial paper.  There are no outstanding balances related to the Company’s commercial paper or revolving credit facilities as at December 31, 2012.  Standby fees paid in 2012 relating to Canadian and U.S. revolving credit and term loan agreements were approximately $15 million (2011 – $5 million; 2010 – $5 million).

Encana is subject to certain financial covenants in its credit facility agreements and is in compliance with all financial covenants.

Canadian Revolving Credit and Term Loan Borrowings

At December 31, 2012, Encana had in place a committed revolving bank credit facility for C$4.0 billion or its equivalent amount in U.S. dollars ($4.0 billion). The facility, which matures in October 2015, is fully revolving up to maturity. The facility is extendible from time to time, but not more than once per year, for a period not longer than five years plus 90 days from the date of the extension request, at the option of the lenders and upon notice from Encana. The facility is unsecured and bears interest at the lenders’ rates for Canadian prime, U.S. base rate, Bankers’ Acceptances or LIBOR, plus applicable margins.  As at December 31, 2012, C$4.0 billion ($4.0 billion) of the revolving bank credit facility remained unused.

U.S. Revolving Credit and Term Loan Borrowings

At December 31, 2012, one of Encana’s subsidiaries had in place a committed revolving bank credit facility for $1.0 billion. The facility, which matures in October 2015, is guaranteed by Encana Corporation and is fully revolving up to maturity.  The facility is extendible from time to time, but not more than once per year, for a period not longer than five years plus 90 days from the date of the extension request, at the option of the lenders and upon notice from the subsidiary. This facility bears interest at either the lenders’ U.S. base rate or at LIBOR plus applicable margins.  As at December 31, 2012, $999 million of the revolving bank credit facility remained unused.

B)     UNSECURED NOTES

Unsecured notes include medium-term notes and senior notes that are issued from time to time under trust indentures and have equal priority with respect to the payment of both principal and interest.

Canadian Unsecured Notes

Encana has in place a debt shelf prospectus for Canadian unsecured medium-term notes in the amount of C$2.0 billion ($2.0 billion).  The shelf prospectus provides that debt securities in Canadian dollars or other foreign currencies may be issued from time to time in one or more series. Terms of the notes, including interest at either fixed or floating rates and maturity dates, are determined by reference to market conditions at the date of issue.  The shelf prospectus was filed in May 2011 and expires in June 2013.  As at December 31, 2012, C$2.0 billion ($2.0 billion) of the shelf prospectus remained unutilized, the availability of which is dependent upon market conditions.

U.S. Unsecured Notes

Encana has in place a debt shelf prospectus for U.S. unsecured notes in the amount of $4.0 billion under the multijurisdictional disclosure system.  The shelf prospectus provides that debt securities in U.S. dollars or other foreign currencies may be issued from time to time in one or more series. Terms of the notes, including interest at either fixed or floating rates and maturity dates, are determined by reference to market conditions at the date of issue.  The shelf prospectus was filed in May 2012 and expires in June 2014.  As at December 31, 2012, $4.0 billion of the shelf prospectus remained unutilized, the availability of which is dependent upon market conditions.

In November 2011, Encana completed a public offering in the U.S. of senior unsecured notes of $600 million with a coupon rate of 3.90 percent due November 15, 2021 and $400 million with a coupon rate of 5.15 percent due November 15, 2041.  The net proceeds of the offering totaling $989 million were used to repay a portion of Encana’s commercial paper indebtedness, a portion of which was incurred to repay Encana’s $500 million 6.30 percent notes that matured November 1, 2011.

The 5.80 percent notes due May 1, 2014 were issued by the Company’s indirect 100 percent owned subsidiary, Encana Holdings Finance Corp. This note is fully and unconditionally guaranteed by Encana Corporation.

C)     INCREASE IN VALUE OF DEBT ACQUIRED

Certain of the notes and debentures of the Company were acquired in business combinations and were accounted for at their fair value at the dates of acquisition. The difference between the fair value and the principal amount of the debt is being amortized over the remaining life of the outstanding debt acquired, approximately 18 years.

D)     DEBT DISCOUNTS

Long-term debt premiums and discounts are capitalized within long-term debt and are being amortized using the effective interest method.  During 2012, no discounts (2011 – $3 million) were capitalized relating to the issuance of U.S. unsecured notes.

E)     CURRENT PORTION OF LONG-TERM DEBT

	C$ Principal
As at December 31	Amount	2012	2011

4.30% due March 12, 2012	$-	$-	$492
4.75% due October 15, 2013	-	500	-
	$-	$500	$492

F)     MANDATORY DEBT PAYMENTS

	C$ Principal	US$ Principal	Total US$
As at December 31	Amount	Amount	Equivalent

2013	$-	$500	$500
2014	-	1,000	1,000
2015	-	-	-
2016	-	-	-
2017	-	700	700
Thereafter	750	4,700	5,454
Total	$750	$6,900	$7,654

Long-term debt is accounted for at amortized cost using the effective interest method of amortization.  As at December 31, 2012, long-term debt had a carrying value of $7,675 million and a fair value of $9,043 million (2011 – $8,150 million carrying value and a fair value of $9,215 million).  The estimated fair value of long-term borrowings is categorized within Level 2 of the fair value hierarchy and has been determined based on market information, or by discounting future payments of interest and principal at estimated interest rates expected to be available to the Company at period end.

Other Liabilities And Provisions	12 Months Ended
Dec. 31, 2012
Other Liabilities And Provisions [Abstract]
Other Liabilities And Provisions

14.            Other Liabilities and Provisions

As at December 31	2012	2011

The Bow Office Project (See Note 8)	$1,674	$1,309
Asset under Construction - Production Field Centre (See Note 8)	612	607
Obligation under Capital Lease	69	-
Unrecognized Tax Benefits (See Note 6)	134	178
Pensions and Other Post-Employment Benefits (See Note 17)	165	184
Other	18	23
	$2,672	$2,301

The Bow Office Project

As described in Note 8, Encana has recognized the accumulated construction costs for The Bow office project as an asset with a related liability.  Beginning in July 2012, Encana assumed partial occupancy of The Bow office premises and commenced payments to the third party developer. At the conclusion of the 25-year term, the remaining asset and corresponding liability are expected to be derecognized.  The total undiscounted future payments related to The Bow office commitment are outlined below.  In conjunction with the Split Transaction as described in Note 16, Encana has subleased part of The Bow office space to a subsidiary of Cenovus Energy Inc.  Expected sublease recoveries are outlined below.

(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Expected future lease payments	$86	$93	$93	$94	$95	$2,120	$2,581
Sublease recoveries	$(44)	$(46)	$(46)	$(47)	$(47)	$(1,049)	$(1,279)

Production Field Centre

As described in Note 8, during the construction phase of the PFC, Encana has recognized an asset under construction with a corresponding liability.  Upon commencement of operations, Encana will recognize the PFC as a capital lease.  Encana’s total discounted future payments related to the PFC total $564 million.  The total undiscounted future payments related to the PFC are outlined below.

(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Expected future lease payments	$74	$89	$89	$89	$89	$281	$711

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
15.	Asset Retirement Obligation

As at December 31	2012	2011

Asset Retirement Obligation, Beginning of Year	$921	$820
Liabilities Incurred	43	43
Liabilities Settled	(90)	(111)
Change in Estimated Future Cash Outflows	28	132
Accretion Expense	53	50
Foreign Currency Translation and Other	14	(13)
Asset Retirement Obligation, End of Year	$969	$921

Current Portion (See Note 12)	$33	$46
Long-Term Portion	936	875
	$969	$921

Encana is responsible for the retirement of long-lived assets related to its oil and gas assets and midstream assets at the end of their useful lives.

Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital [Abstract]
Share Capital

16.            Share Capital

A)

AUTHORIZED

The Company is authorized to issue an unlimited number of no par value common shares, an unlimited number of first preferred shares and an unlimited number of second preferred shares.

ISSUED AND OUTSTANDING

As at December 31	2012		2011
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	736.3	$2,354	736.3	$2,352
Common Shares Issued under Option Plans	-	-	-	2
Common Shares Outstanding, End of Year	736.3	$2,354	736.3	$2,354

EARNINGS (LOSS) PER COMMON SHARE

The following table presents the computation of earnings (loss) per common share:

For the years ended December 31 (millions, except per share amounts)	2012	2011	2010

Net Earnings (Loss)	$(2,794)	$5	$2,343

Number of Common Shares:
Weighted average common shares outstanding - Basic	736.3	736.3	739.7
Effect of dilutive securities	-	0.9	0.1
Weighted average common shares outstanding - Diluted	736.3	737.2	739.8

Net Earnings (Loss) per Common Share
Basic	$(3.79)	$0.01	$3.17
Diluted	$(3.79)	$0.01	$3.17

NORMAL COURSE ISSUER BID

In 2011 and 2010, Encana had approval from the Toronto Stock Exchange to purchase common shares under a Normal Course Issuer Bid (“NCIB”).  Encana was entitled to purchase, for cancellation, up to 36.8 million common shares under the NCIB, which commenced on December 14, 2010 and expired on December 13, 2011.  The Company did not renew its NCIB for 2012 and did not purchase any common shares during 2012 or 2011.

During 2010, the Company purchased approximately 15.4 million common shares for total consideration of approximately $499 million.  Of the amount paid, $6 million was charged to paid in surplus, $48 million was charged to share capital and $445 million was charged to retained earnings.

DIVIDENDS

For the year ended December 31, 2012, Encana paid dividends of $0.80 per common share totaling $588 million (2011 – $0.80 per share totaling $588 million; 2010 – $0.80 per share totaling $590 million).  The Company’s quarterly dividend payment in 2012, 2011, and 2010 was $0.20 per share.

On February 13, 2013, the Board declared a dividend of $0.20 per share payable on March 28, 2013 to common shareholders of record as of March 15, 2013.

ENCANA STOCK OPTION PLAN

Encana has stock-based compensation plans that allow employees to purchase common shares of the Company. Option exercise prices are not less than the market value of the common shares on the date the options are granted.  Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years, are fully exercisable after three years and expire five years after the date granted.

All options outstanding as at December 31, 2012 have associated Tandem Stock Appreciation Rights (“TSARs”) attached.  In lieu of exercising the option, the associated TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of the exercise over the original grant price.  In addition, certain stock options granted are performance-based.  The Performance TSARs vest and expire under the same terms and conditions as the underlying option.  Vesting is also subject to Encana attaining prescribed performance relative to predetermined key measures.  Historically, most holders of options with TSARs have elected to exercise their stock options as a Stock Appreciation Right (“SAR”) in exchange for a cash payment.  See Note 17 for further information on Encana’s outstanding and exercisable TSARs and Performance TSARs.

At December 31, 2012, there were 18.8 million common shares reserved for issuance under stock option plans (2011 – 10.9 million; 2010 – 11.8 million).

ENCANA RESTRICTED SHARE UNITS (“RSUs”)

Encana has a stock-based compensation plan whereby eligible employees are granted RSUs.  An RSU is a conditional grant to receive an Encana common share, or the cash equivalent, as determined by Encana, upon vesting of the RSUs and in accordance with the terms of the RSU Plan and Grant Agreement.  The value of one RSU is notionally equivalent to one Encana common share.  RSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.  The Company intends to settle vested RSUs in cash on the vesting date.  See Note 17 for further information on Encana’s outstanding RSUs.

ENCANA SHARE UNITS HELD BY CENOVUS EMPLOYEES

On November 30, 2009, Encana completed a corporate reorganization to split into two independent publicly traded energy companies – Encana Corporation and Cenovus Energy Inc. (the “Split Transaction”).  In conjunction with the Split Transaction, each holder of Encana share units disposed of their right in exchange for the grant of new Encana share units and Cenovus share units.  Share units include TSARs, Performance TSARs, SARs and Performance SARs.  The terms and conditions of the share units are similar to the terms and conditions of the original share units.

With respect to the Encana share units held by Cenovus employees and the Cenovus share units held by Encana employees, both Encana and Cenovus have agreed to reimburse each other for share units exercised for cash by their respective employees.  Accordingly, for Encana share units held by Cenovus employees, Encana has recorded a payable to Cenovus employees and a receivable due from Cenovus.  The payable to Cenovus employees and the receivable due from Cenovus are based on the fair value of the Encana share units determined using the Black-Scholes-Merton model (See Notes 17 and 18).  There is no impact on Encana’s net earnings for the share units held by Cenovus employees.  TSARs and Performance TSARs held by Cenovus employees will expire by December 2014.  No further Encana share units have been  granted to Cenovus employees since the Split Transaction.

Cenovus employees may exercise Encana TSARs and Encana Performance TSARs in exchange for Encana common shares.  The following table summarizes the Encana TSARs and Performance TSARs held by Cenovus employees as at December 31, 2012:

Canadian Dollar Denominated (C$)	Number (millions)	Weighted Average Exercise Price

Outstanding and Exercisable
Encana TSARs held by Cenovus employees	3.2	33.08
Encana Performance TSARs held by Cenovus employees	4.6	32.37

Compensation Plans	12 Months Ended
Dec. 31, 2012
Compensation Plans [Abstract]
Compensation Plans

17.            Compensation Plans

Encana has a number of compensation arrangements that form the Company’s long-term incentive plan awarded to eligible employees.  They include TSARs, Performance TSARs, SARs, Performance SARs, Performance Share Units (“PSUs”), Deferred Share Units (“DSUs”), RSUs and a Restricted Cash Plan.  The majority of these compensation arrangements are share-based.

Encana accounts for TSARs, Performance TSARs, SARs, Performance SARs and RSUs held by Encana employees as cash-settled share-based payment transactions and, accordingly, accrues compensation costs over the vesting period based on the fair value of the rights determined using the Black-Scholes-Merton and other fair value models.  TSARs, Performance TSARs, SARs and Performance SARs granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years, are fully exercisable after three years and expire five years after the date granted.  RSUs vest three years from the date of grant, provided the employee remains actively employed with Encana on the vesting date.

As at December 31, 2012, the fair value of the Encana share units held by Encana employees was estimated using the following weighted average assumptions: risk-free rate of 1.14 percent, dividend yield of 4.07 percent, volatility of 30.51 percent, expected term of 1.5 years and an Encana market share price of C$19.66.  As at December 31, 2012, the fair value of the Cenovus share units held by Encana employees was estimated using the following weighted average assumptions: risk-free rate of 1.14 percent, dividend yield of 2.64 percent, volatility of 30.18 percent, expected term of 0.5 years and a Cenovus market share price of C$33.29.

As at December 31, 2011, the fair value of the Encana share units held by Encana employees was estimated using the following weighted average assumptions: risk-free rate of 0.97 percent, dividend yield of 4.19 percent, volatility of 31.59 percent, expected term of 2.0 years and an Encana market share price of C$18.89.  As at December 31, 2011, the fair value of the Cenovus share units held by Encana employees was estimated using the following weighted average assumptions: risk-free rate of 0.97 percent, dividend yield of 2.36 percent, volatility of 32.48 percent, expected term of 0.9 years and a Cenovus market share price of C$33.83.

For both Encana and Cenovus share units held by Encana employees, volatility was estimated using historical volatility rates.

The amounts recognized for share-based payment transactions are as follows:

For the years ended December 31	2012	2011	2010
Compensation Costs of Cash-Settled Transactions	$42	$28	$36
Compensation Costs of Equity-Settled Transactions	5	-	2
Total Compensation Costs	47	28	38
Less: Total Compensation Costs Capitalized	(14)	(14)	(11)
Total Compensation Expense	$33	$14	$27

Liability for Unvested Cash-Settled Share-Based Payment Transactions	$85	$69	$76
Liability for Vested Cash-Settled Share-Based Payment Transactions	71	86	148
Liability for Cash-Settled Share-Based Payment Transactions	$156	$155	$224

Of the total compensation expense, $13 million (2011 – $8 million; 2010 – $12 million) was included in operating expense and $20 million (2011 – $6 million; 2010 – $15 million) was included in administrative expense.

The following sections outline certain information related to Encana’s compensation plans as at December 31, 2012.

A)            TANDEM STOCK APPRECIATION RIGHTS

All options to purchase common shares issued under the Encana Stock Option Plan have associated TSARs attached.  In lieu of exercising the option, the associated TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price.  The TSARs vest and expire under the same terms and conditions as the underlying option.

The following table summarizes information related to the Encana TSARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	19,390	28.79	14,240	30.89
Granted	1,514	20.99	9,628	25.13
Exercised - SARs	(17)	20.99	(3,327)	26.08
Exercised - Options	-	-	(39)	25.45
Forfeited	(1,704)	29.47	(1,112)	32.29
Expired	(2,015)	30.54	-	-
Outstanding, End of Year	17,168	27.84	19,390	28.79
Exercisable, End of Year	8,133	30.38	6,259	32.64

As at December 31, 2012	Outstanding Encana TSARs			Exercisable Encana TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	157	4.20	19.71	6	19.21
20.00 to 29.99	8,587	3.34	22.93	3,338	25.34
30.00 to 39.99	8,328	2.14	32.85	4,693	33.68
40.00 to 49.99	95	0.40	44.65	95	44.65
50.00 to 59.99	1	0.39	50.39	1	50.39
	17,168	2.75	27.84	8,133	30.38

The following tables summarize information related to the Cenovus TSARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	3,935	29.49	8,214	27.81
Exercised - SARs	(1,788)	29.14	(4,081)	26.17
Exercised - Options	(8)	26.69	(56)	23.10
Forfeited	(84)	31.31	(142)	30.01
Expired	(30)	28.74	-	-
Outstanding, End of Year	2,025	29.75	3,935	29.49
Exercisable, End of Year	2,025	29.75	3,203	30.22

As at December 31, 2012	Outstanding Cenovus TSARs			Exercisable Cenovus TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,087	1.12	26.28	1,087	26.28
30.00 to 39.99	886	0.16	33.26	886	33.26
40.00 to 49.99	52	0.44	42.70	52	42.70
	2,025	0.68	29.75	2,025	29.75

During the year, Encana recorded compensation costs of $6 million related to the Encana TSARs and a reduction in compensation costs of $1 million related to the Cenovus TSARs (2011 – reduction of compensation costs of $4 million related to the Encana TSARs and compensation costs of $6 million related to the Cenovus TSARs; 2010 – reduction of compensation costs of $29 million relating to the Encana TSARs and compensation costs of $32 million related to Cenovus TSARs).

B)     PERFORMANCE TANDEM STOCK APPRECIATION RIGHTS

From 2007 to 2009, Encana granted Performance TSARs.  In lieu of exercising the option, the option holder has the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price.  The Performance TSARs vest and expire under the same terms and conditions as the underlying option.  Vesting is also subject to Encana attaining prescribed performance relative to an internal recycle ratio and predetermined key measures. Performance TSARs that do not vest when eligible are forfeited.

The following tables summarize information related to the Encana Performance TSARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	7,879	31.50	9,108	31.46
Exercised - SARs	-	-	(505)	29.32
Exercised - Options	-	-	-	29.04
Forfeited	(779)	31.50	(724)	32.48
Expired	(2,221)	29.45	-	-
Outstanding, End of Year	4,879	32.44	7,879	31.50
Exercisable, End of Year	4,879	32.44	6,449	32.05

As at December 31, 2012		Outstanding Encana Performance TSARs		Exercisable Encana Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	2,638	1.11	29.04	2,638	29.04
30.00 to 39.99	2,241	0.12	36.44	2,241	36.44
	4,879	0.66	32.44	4,879	32.44

The following tables summarize information related to the Cenovus Performance TSARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	5,751	28.60	8,940	28.49
Exercised - SARs	(2,188)	28.33	(2,758)	28.22
Exercised - Options	(12)	26.61	(3)	26.62
Forfeited	(314)	26.69	(428)	28.85
Expired	(32)	26.66	-	-
Outstanding, End of Year	3,205	29.00	5,751	28.60
Exercisable, End of Year	3,205	29.00	4,319	29.37

As at December 31, 2012		Outstanding Cenovus Performance TSARs		Exercisable Cenovus Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,899	1.11	26.27	1,899	26.27
30.00 to 39.99	1,306	0.12	32.96	1,306	32.96
	3,205	0.71	29.00	3,205	29.00

During the year, Encana recorded a reduction in compensation costs of $1 million related to the Encana Performance TSARs and a reduction in compensation costs of $2 million related to the Cenovus Performance TSARs (2011 – reduction of compensation costs of $12 million related to the Encana Performance TSARs and compensation costs of $14 million related to the Cenovus Performance TSARs; 2010 – reduction of compensation costs of $18 million relating to the Encana Performance TSARs and compensation costs of $24 million related to Cenovus Performance TSARs).

C)     STOCK APPRECIATION RIGHTS

During 2008 and 2009, Canadian dollar denominated SARs were granted to employees, which entitle the employee to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price of the right.

The following tables summarize information related to the Encana SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,973	33.81	2,187	33.86
Exercised	-	-	(55)	28.58
Forfeited	(130)	34.08	(159)	36.19
Outstanding, End of Year	1,843	33.79	1,973	33.81
Exercisable, End of Year	1,843	33.79	1,581	34.97

As at December 31, 2012	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	861	1.12	28.98	861	28.98
30.00 to 39.99	832	0.27	36.43	832	36.43
40.00 to 49.99	147	0.43	46.80	147	46.80
50.00 to 59.99	3	0.46	50.17	3	50.17
	1,843	0.68	33.79	1,843	33.79

Since 2010, U.S. dollar denominated SARs have been granted to eligible employees.  The terms and conditions are similar to the Canadian dollar denominated SARs.  The following tables summarize information related to U.S. dollar denominated Encana SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	12,645	26.78	4,719	30.73
Granted	482	20.54	8,550	24.91
Exercised	(29)	20.88	(121)	30.74
Forfeited	(933)	27.36	(503)	31.19
Outstanding, End of Year	12,165	26.50	12,645	26.78
Exercisable, End of Year	4,685	27.75	1,246	30.68

As at December 31, 2012	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	52	4.30	19.10	3	18.88
20.00 to 29.99	5,902	3.76	21.64	1,746	22.13
30.00 to 39.99	6,211	2.58	31.18	2,936	31.10
	12,165	3.16	26.50	4,685	27.75

The following tables summarize information related to the Cenovus SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,641	30.73	2,159	30.67
Exercised	(591)	29.69	(434)	30.02
Forfeited	(23)	34.45	(84)	32.80
Outstanding, End of Year	1,027	31.25	1,641	30.73
Exercisable, End of Year	1,027	31.25	1,256	32.08

As at December 31, 2012	Outstanding Cenovus SARs			Exercisable Cenovus SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	499	1.12	26.35	499	26.35
30.00 to 39.99	409	0.27	33.68	409	33.68
40.00 to 49.99	119	0.43	43.48	119	43.48
	1,027	0.70	31.25	1,027	31.25

During the year, Encana recorded compensation costs of $7 million related to the Encana SARs and a reduction in compensation costs of $1 million related to the Cenovus SARs (2011 – a reduction in compensation costs of $5 million related to the Encana SARs and compensation costs of $3 million related to the Cenovus SARs; 2010 – compensation costs of $6 million related to the Encana SARs and compensation costs of $5 million related to the Cenovus SARs).

D)     PERFORMANCE STOCK APPRECIATION RIGHTS

During 2008 and 2009, Encana granted Performance SARs to certain employees, which entitle the employee to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the grant price.  Performance SARs are subject to Encana attaining prescribed performance relative to an internal recycle ratio and predetermined key measures.  Performance SARs that do not vest when eligible are forfeited.

The following tables summarize information related to the Encana Performance SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,710	32.07	3,018	32.01
Exercised	-	-	(82)	29.04
Forfeited	(255)	30.81	(226)	32.35
Outstanding, End of Year	2,455	32.20	2,710	32.07
Exercisable, End of Year	2,455	32.20	1,965	33.22

As at December 31, 2012	Outstanding Encana Performance SARs			Exercisable Encana Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,406	1.11	29.04	1,406	29.04
30.00 to 39.99	1,049	0.12	36.44	1,049	36.44
	2,455	0.69	32.20	2,455	32.20

The following tables summarize information related to the Cenovus Performance SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,282	28.88	3,006	28.96
Exercised	(835)	29.46	(550)	29.33
Forfeited	(128)	26.56	(174)	28.87
Outstanding, End of Year	1,319	28.74	2,282	28.88
Exercisable, End of Year	1,319	28.74	1,537	30.15

As at December 31, 2012	Outstanding Cenovus Performance SARs			Exercisable Cenovus Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	832	1.11	26.27	832	26.27
30.00 to 39.99	487	0.12	32.96	487	32.96
	1,319	0.75	28.74	1,319	28.74

During the year, Encana recorded no compensation costs related to the Encana Performance SARs and no compensation costs related to the Cenovus Performance SARs (2011 – reduction of compensation costs of $4 million related to the Encana Performance SARs and compensation costs of $5 million related to the Cenovus Performance SARs; 2010 – a reduction of compensation costs of $4 million relating to the Encana Performance SARs and compensation costs of $7 million related to the Cenovus Performance SARs).

E)	PERFORMANCE SHARE UNITS

Since 2010, PSUs have been granted to eligible employees, which entitle the employee to receive, upon vesting, a cash payment equal to the value of one common share of Encana for each PSU held, depending upon the terms of the PSU Plan.  PSUs vest three years from the date of grant, provided the employee remains actively employed with Encana on the vesting date.

The ultimate value of the PSUs will depend upon Encana's performance measured over the three-year period.  Each year, Encana's performance will be assessed by the Board to determine whether the performance criteria have been met.  Based on this assessment, up to a maximum of two times the original PSU grant may be awarded in respect of the year being measured.  The respective proportion of the original PSU grant deemed eligible to vest for each year will be valued and the notional cash value deposited to a PSU account, with payout deferred to the final vesting date.

The following tables summarize information related to the PSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,238	875
Granted	213	697
Deemed Eligible to Vest	(427)	(263)
Units, in Lieu of Dividends	37	41
Forfeited	(100)	(112)
Outstanding, End of Year	961	1,238

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,089	796
Granted	27	565
Deemed Eligible to Vest	(393)	(240)
Units, in Lieu of Dividends	27	37
Forfeited	(57)	(69)
Outstanding, End of Year	693	1,089

During the year, Encana recorded compensation costs of $12 million related to the outstanding PSUs (2011 – $15 million; 2010 – $15 million).

F)     DEFERRED SHARE UNITS

The Company has in place a program whereby Directors and certain key employees are issued DSUs, which vest immediately, are equivalent in value to a common share of the Company and are settled in cash.  DSUs can be redeemed in accordance with the terms of the agreement and expire on December 15th of the year following the Director’s resignation or employee’s departure.

Employees have the option to convert either 25 or 50 percent of their annual High Performance Results (“HPR”) award into DSUs.  The number of DSUs is based on the value of the award divided by the closing value of Encana’s share price at the end of the performance period of the HPR award.

The following table summarizes information related to the DSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	905	717
Granted	109	108
Converted from HPR awards	38	52
Units, in Lieu of Dividends	39	29
Redeemed	(117)	(1)
Outstanding, End of Year	974	905

During the year, Encana recorded compensation costs of $2 million related to the outstanding DSUs (2011 – reduction of $5 million; 2010 – nil).

G)     RESTRICTED SHARE UNITS

Since 2011, RSUs have been granted to eligible employees.  An RSU is a conditional grant to receive an Encana common share, or the cash equivalent, as determined by Encana, upon vesting of the RSUs and in accordance with the terms of the RSU Plan and Grant Agreement.  The value of one RSU is notionally equivalent to one Encana common share.  RSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.  As at December 31, 2012, Encana plans to settle the RSUs in cash on the vesting date.

The following tables summarize information related to the RSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,751	-
Granted	298	1,790
Units, in Lieu of Dividends	77	35
Forfeited	(160)	(74)
Outstanding, End of Year	1,966	1,751

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,574	-
Granted	83	1,581
Units, in Lieu of Dividends	63	30
Forfeited	(124)	(37)
Outstanding, End of Year	1,596	1,574

During the year, Encana recorded compensation costs of $25 million related to the outstanding RSUs (2011 – $15 million; 2010 – nil).  The paid in surplus balance as at December 31, 2012 and December 31, 2011 relates to the RSUs.

H)            RESTRICTED CASH PLAN

In October 2011, Encana's Board approved the use of a Restricted Cash Plan as a component of the long-term incentive grant to eligible employees. The Restricted Cash Plan is a time-based conditional grant to receive cash which, in accordance with the corresponding grant agreement, requires that the employee remains actively employed with Encana on the vesting date.  The Restricted Cash Plan vests over three years with one-third payable after each anniversary of the grant date.  During 2012, Encana recorded compensation costs of $18 million (2011– $6 million; 2010 – nil) relating to the Restricted Cash Plan grant.

I)     PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS

The Company sponsors defined benefit and defined contribution plans and provides pension and other post-employment benefits (“OPEB”) to its employees in Canada and the U.S.  As of January 1, 2003, the defined benefit pension plan was closed to new entrants.  The average remaining service period of active employees participating in the defined benefit pension plan is five years.  The average remaining service period of the active employees participating in the OPEB plan is 11 years.

The Company is required to file an actuarial valuation of its pension plans with the provincial regulator at least every three years. The most recent filing was dated December 31, 2010 and the next required filing will be as at December 31, 2013.

The following tables set forth changes in the benefit obligations and fair value of plan assets for the Company’s defined benefit pension and other post-retirement benefit plans for the years ended December 31, 2012 and 2011, as well as the funded status of the plans and amounts recognized in the financial statements as at December 31, 2012 and 2011.

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Change in Benefit Obligations
Projected Benefit Obligation, Beginning of Year	$344	$313	$95	$82
Service cost	5	5	14	12
Interest cost	14	15	4	4
Actuarial (gains) losses	9	39	(5)	(2)
Exchange differences	8	(8)	-	-
Benefits paid	(23)	(20)	(3)	(2)
Change in plan provisions	-	-	-	1
Projected Benefit Obligation, End of Year	$357	$344	$105	$95

Change in Plan Assets
Fair Value of Plan Assets, Beginning of Year	$275	$276	$-	$-
Actual return on plan assets	26	6	-	-
Exchange differences	6	(6)	-	-
Employer contributions	25	19	3	2
Benefits paid	(23)	(20)	(3)	(2)
Fair Value of Plan Assets, End of Year	$309	$275	$-	$-
Funded Status of Plan Assets, End of Year	$(48)	$(69)	$(105)	$(95)

Total Recognized Amounts in the Consolidated Balance Sheet Consist of:
Other assets	$3	$3	$-	$-
Current liabilities	-	-	(4)	(3)
Non-Current liabilities	(51)	(72)	(101)	(92)
Total	$(48)	$(69)	$(105)	$(95)

Total Recognized Amounts in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	$94	$107	$1	$6
Prior service costs	-	-	1	1
Net transitional obligation	-	-	3	3
Total recognized in accumulated other comprehensive income before tax	$94	$107	$5	$10

The accumulated defined benefit obligation for all defined benefit plans was $437 million as at December 31, 2012 (2011 – $414 million).  The following sets forth the defined benefit plans with accumulated benefit obligation and projected benefit obligation in excess of the plan assets fair value:

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Projected Benefit Obligation	$(357)	$(343)	$(105)	$(95)
Accumulated Benefit Obligation	(332)	(319)	(105)	(95)
Fair Value of Plan Assets	305	271	-	-

Following are the weighted average assumptions used by the Company in determining the defined benefit pension and other post-employment benefit obligations:

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Discount Rate	3.75%	4.00%	3.55%	4.27%
Rates of Increase in Compensation Levels	3.99%	4.11%	6.32%	6.33%

The following sets forth total benefit plan expense recognized by the Company in 2012 and 2011:

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Defined Benefit Plan Expense	$6	$14	$12	$18	$17	$15
Defined Contribution Plan Expense	44	43	34	-	-	-
Total Benefit Plans Expense	$50	$57	$46	$18	$17	$15

Of the total benefit plans expense, $55 million (2011 – $60 million; 2010 – $49 million) was included in operating expense and $13 million (2011 – $14 million; 2010 – $12 million) was included in administrative expense.

The defined periodic pension and OPEB expense is as follows:

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Current service cost	$5	$5	$4	$14	$12	$10
Interest cost	14	15	16	4	4	4
Expected return on plan assets	(28)	(15)	(15)	-	-	-
Amortization of net actuarial gain and losses	15	8	5	-	-	-
Amortization of transitional obligation	-	-	-	-	1	1
Amortization of net prior service costs	-	1	2	-	-	-
Total Defined Benefit Plan Expense	$6	$14	$12	$18	$17	$15

The amounts recognized in other comprehensive income are as follows:

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Net actuarial (gains) losses	$2	$58	$4	$(5)	$(3)	$8
Amortization of net actuarial gains and losses	(15)	(8)	(5)	-	-	-
Amortization of transitional obligation	-	-	-	-	(1)	(1)
Amortization of net prior service costs	-	(1)	(2)	-	-	-
Net prior service costs (credit)	-	-	-	-	1	(1)
Total amounts recognized in other comprehensive (income) loss, before tax	$(13)	$49	$(3)	$(5)	$(3)	$6
Total amounts recognized in other comprehensive (income) loss, after tax	$(9)	$36	$(2)	$(4)	$(2)	$4

The after-tax amount recognized in other comprehensive (income) loss arising from compensation plans includes a $2 million gain relating to current year changes in the net actuarial (gains) losses (2011 – $41 million loss; 2010 – $7 million loss).  The after-tax amount reclassified from accumulated other comprehensive (income) loss to net earnings includes amortization of net actuarial (gains) losses, the transitional obligation and prior service costs of $11 million (2011 – $7 million; 2010 – $5 million).

The estimated net actuarial loss and net prior service costs for the pension and other post-retirement plans that will be amortized from accumulated other comprehensive income into net benefit plan expense in 2013 is  $15 million.

Following are the weighted average assumptions used by the Company in determining the net periodic pension and other post-retirement benefit costs for 2012, 2011 and 2010.

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Discount Rate	4.00%	5.00%	5.75%	4.31%	5.11%	5.96%
Long-Term Rate of Return on Plan Assets	6.75%	6.75%	6.75%	-	-	-
Rates of Increase in Compensation Levels	4.11%	4.11%	4.15%	6.41%	6.42%	6.42%

The Company’s assumed health care cost trend rates are as follows:

For the years ended December 31	2012	2011	2010

Health care cost trend rate for next year	7.70%	8.99%	8.85%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.63%	4.64%	4.64%
Year that the rate reaches the ultimate trend rate	2025	2026	2026

A one percent change in the assumed health care cost trend rate over the projected period would have the following effects:

(millions)	1% Increase	1% Decrease

Effect on total of service and interest cost components	$2	$1
Effect on other post-retirement benefit obligations	$7	$6

The Company expects to contribute $9 million to its defined benefit pension plans in 2013.  The Company’s OPEB plans are funded on an as required basis.

The following provides an estimate of benefit payments for the next 10 years.  These estimates reflect benefit increases due to continuing employee service.

(millions)	Defined Benefit Pension Payments	Other Benefit Payments

2013	$19	$4
2014	20	5
2015	20	5
2016	21	6
2017	22	7
2018 - 2022	111	37

The Company’s defined benefit pension plan assets are presented by investment asset category and input level within the fair value hierarchy as follows:

As at December 31	2012
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$50	$1	$-	$51
Fixed Income - Canadian Bond Funds	-	75	-	75
Equity - Domestic	34	63	-	97
Equity - International	-	72	-	72
Real Estate and Other	1	-	13	14
Fair Value of Plan Assets, End of Year	$85	$211	$13	$309

As at December 31	2011
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$39	$3	$-	$42
Fixed Income - Canadian Bond Funds	-	76	-	76
Equity - Domestic	29	56	-	85
Equity - International	-	58	-	58
Real Estate and Other	2	-	12	14
Fair Value of Plan Assets, End of Year	$70	$193	$12	$275

Fixed income investments consist of Canadian bonds issued by investment grade companies.  Equity investments consist of both domestic and international securities.  The fair values of these securities are based on dealer quotes, quoted market prices, and net asset values as provided by the investment managers.  Real Estate and Other consists mainly of commercial properties and is valued based on a discounted cash flow model.

	Real Estate and Other
As at December 31	2012	2011

Balance, Beginning of Year	$12	$12
Purchases, issuances and settlements
Purchases	-	-
Settlements	-	-
Actual return on plan assets
Relating to assets sold during the reporting period	-	-
Relating to assets still held at the reporting date	1	-
Balance, End of Year	$13	$12

The Company’s pension plan assets were invested in the following as at December 31, 2012: 37 percent Domestic Equity (2011 – 36 percent), 26 percent Foreign Equity (2011 – 25 percent), 30 percent Bonds (2011 – 33 percent), and 7 percent Real Estate and Other (2011 – 6 percent).  The expected long-term rate of return is 6.75 percent.  The expected rate of return on pension plan assets is based on historical and projected rates of return for each asset class in the plan investment portfolio. The actual return on plan assets was $26 million (2011 – $6 million). The asset allocation structure is subject to diversification requirements and constraints, which reduce risk by limiting exposure to individual equity investment, credit rating categories and foreign currency exposure.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

18.            Fair Value Measurements

The fair values of cash and cash equivalents, accounts receivable and accrued revenues, and accounts payable and accrued liabilities approximate their carrying amount due to the short-term maturity of those instruments except for the amounts associated with share units issued as part of the Split Transaction, as disclosed below.  The fair value of cash in reserve approximates its carrying amount due to the nature of the instruments held.  Fair value information related to pension plan assets is included in Note 17.

Recurring fair value measurements are performed for risk management assets and liabilities and for share units resulting from the Split Transaction, which are discussed further in Notes 19 and 17, respectively.  These items are carried at fair value in the Consolidated Balance Sheet and are classified within the three levels of the fair value hierarchy in the following tables.  There have been no transfers between the hierarchy levels during the period.

As at December 31, 2012	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (5)	Carrying Amount

Risk Management
Risk Management Assets (1)	$2	$617	$-	$619	$(29)	$590
Risk Management Liabilities (1)	-	32	12	44	(29)	15

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (2)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (3)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (4)	-	-	36	36	-	36

As at December 31, 2011	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (5)	Carrying Amount

Risk Management
Risk Management Assets (1)	$1	$2,124	$18	$2,143	$(96)	$2,047
Risk Management Liabilities (1)	-	103	-	103	(96)	7

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (2)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (3)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (4)	-	-	83	83	-	83

(1)Including current portion.

(2)Receivable from Cenovus.

(3)Payable to Cenovus employees.

(4)Payable to Cenovus.

(5)  Netting to offset derivative assets and liabilities with the same counterparty, which are presented within the fair value hierarchy on a gross basis, even where the legal right of offset exists.

The Company’s Level 1 and Level 2 risk management assets and liabilities consist of commodity fixed price contracts and basis swaps with terms to 2016.  The fair values of these contracts are based on a market approach and are estimated using inputs which are either directly or indirectly observable at the reporting date, such as exchange and other published prices, broker quotes and observable trading activity.

Level 3 Fair Value Measurements

The Company’s Level 3 risk management assets and liabilities consist of natural gas options and power purchase contracts and with terms to 2013 and 2017, respectively.  The fair values of both the natural gas options and the power purchase contracts are based on an income approach and are modeled internally using observable and unobservable inputs such as natural gas price volatilities and forward power prices in less active markets.  The unobservable inputs are obtained from third parties whenever possible and reviewed by the Company for reasonableness.

Amounts related to risk management assets and liabilities are recognized in revenues and transportation and processing expense according to their purpose.  Amounts related to share units resulting from the Split Transaction are recognized in operating expense, administrative expense and capitalized within property, plant and equipment as described in Note 17.

A summary of changes in Level 3 fair value measurements during 2012 and 2011 is presented below:

	Risk Management		Share Units Resulting from Split Transaction
	2012	2011	2012	2011

Balance, Beginning of Year	$18	$(7)	$(83)	$(120)
Total gains (losses)	(18)	23	4	(32)
Purchases, issuances and settlements
Purchases	-	-	-	-
Settlements	(12)	2	43	69
Transfers in and out of Level 3	-	-	-	-
Balance, End of Year	$(12)	$18	$(36)	$(83)

Change in unrealized gains (losses) related to assets and liabilities held at end of year	$(21)	$22	$(7)	$(5)

Quantitative information about unobservable inputs used in Level 3 fair value measurements is presented below:

	Valuation Technique	Unobservable Input	2012	2011

Risk Management - Natural Gas Options	Option Model	Price Volatility	0.3% - 28.3%	-

Risk Management - Power	Discounted Cash Flow	Forward prices ($/Megawatt Hour)	$48.25 - $57.97	$71.50 - $77.55

Share Units Resulting from the Split Transaction	Option Model	Cenovus share unit volatility	30.18%	32.48%

A  five percentage point increase or decrease in natural gas price volatility would cause no decrease or increase (2011 – nil)  to net risk management assets. A 10 percent increase or decrease in estimated forward power prices would cause a corresponding $6 million (2011 – $6 million) increase or decrease to net risk management assets.    A  five percentage point increase or decrease in Cenovus share unit estimated volatility would cause a corresponding $2 million (2011 – $6 million) increase or decrease to accounts payable and accrued liabilities.

Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management [Abstract]
Financial Instruments and Risk Management

19.            Financial Instruments and Risk Management

A)	FINANCIAL INSTRUMENTS

Encana’s financial assets and liabilities are recognized in cash and cash equivalents, accounts receivable and accrued revenues, cash in reserve, accounts payable and accrued liabilities, risk management assets and liabilities and long-term debt.

B)     RISK MANAGEMENT ASSETS AND LIABILITIES

Risk management assets and liabilities arise from the use of derivative financial instruments and are measured at fair value.  See Note 18 for a discussion of fair value measurements.

UNREALIZED RISK MANAGEMENT POSITION

As at December 31	2012	2011

Risk Management Asset
Current	$479	$1,806
Long-term	111	241
	590	2,047

Risk Management Liability
Current	5	1
Long-term	10	6
	15	7
Net Risk Management Asset	$575	$2,040

SUMMARY OF UNREALIZED RISK MANAGEMENT POSITIONS – BY PRODUCT

As at December 31	2012			2011
	Risk Management			Risk Management
	Asset	Liability	Net	Asset	Liability	Net

Commodity Prices
Natural gas	$545	$6	$539	$2,032	$7	$2,025
Crude oil	45	-	45	-	-	-
Power	-	9	(9)	15	-	15
Total Fair Value	$590	$15	$575	$2,047	$7	$2,040

COMMODITY PRICE POSITIONS AS AT DECEMBER 31, 2012

	Notional Volumes		Term	Average Price		Fair Value

Natural Gas Contracts
Fixed Price Contracts
NYMEX Fixed Price	1,515	MMcf/d	2013	4.39	US$/Mcf	$462
NYMEX Fixed Price	748	MMcf/d	2014	4.22	US$/Mcf	51
NYMEX Fixed Price	825	MMcf/d	2015	4.37	US$/Mcf	41

Options			2013			(3)

Basis Contracts (1)			2013-2016			(14)

Other Financial Positions						2
Natural Gas Fair Value Position						539

Crude Oil Contracts
Fixed Price Contracts
Brent Fixed Price	9.3	Mbbls/d	2013	108.22	US$/bbl	4

Basis Contracts (2)			2013-2015			41
Crude Oil Fair Value Position						45

Power Purchase Contracts
Fair Value Position						(9)
Total Fair Value						$575

(1)

Encana has entered into swaps to protect against widening natural gas price differentials between production areas in Canada.  These basis swaps are priced using both fixed price differentials and differentials determined as a percentage of NYMEX.

(2)	Encana has entered into swaps to protect against widening oil price differentials between production areas in Canada and the U.S. These basis swaps are priced using fixed price differentials.

EARNINGS IMPACT OF REALIZED AND UNREALIZED GAINS (LOSSES) ON RISK MANAGEMENT POSITIONS

	Realized Gain (Loss)
For the years ended December 31	2012	2011	2010

Revenues, Net of Royalties	$2,149	$955	$1,207
Transportation and Processing	12	(7)	(4)
Gain on Risk Management	$2,161	$948	$1,203

	Unrealized Gain (Loss)
For the years ended December 31	2012	2011	2010

Revenues, Net of Royalties	$(1,441)	$854	$947
Transportation and Processing	(24)	25	(2)
Gain (Loss) on Risk Management	$(1,465)	$879	$945

RECONCILIATION OF UNREALIZED RISK MANAGEMENT POSITIONS FROM JANUARY 1 TO DECEMBER 31

	2012		2011	2010
	Fair Value	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)

Fair Value of Contracts, Beginning of Year	$2,040
Change in Fair Value of Contracts in Place at Beginning of Year
and Contracts Entered into During the Year	696	$696	$1,827	$2,148
Fair Value of Contracts Realized During the Year	(2,161)	(2,161)	(948)	(1,203)
Fair Value of Contracts, End of Year	$575	$(1,465)	$879	$945

C)     RISKS ASSOCIATED WITH FINANCIAL ASSETS AND LIABILITIES

The Company is exposed to financial risks arising from its financial assets and liabilities.  Financial risks include market risks (such as commodity prices, foreign exchange and interest rates), credit risk and liquidity risk.  The fair value or future cash flows of financial assets or liabilities may fluctuate due to movement in market prices and the exposure to credit and liquidity risks.

COMMODITY PRICE RISK

Commodity price risk arises from the effect that fluctuations of future commodity prices may have on the fair value or future cash flows of financial assets and liabilities.  To partially mitigate exposure to commodity price risk, the Company has entered into various derivative financial instruments.  The use of these derivative instruments is governed under formal policies and is subject to limits established by the Board.  The Company’s policy is to not use derivative financial instruments for speculative purposes.

Natural Gas – To partially mitigate the natural gas commodity price risk, the Company uses NYMEX swaps and options.  To help protect against widening natural gas price differentials in various production areas, Encana has entered into basis swaps to manage the price differentials between these production areas and various sales points.

Crude Oil – To help protect against widening crude oil price differentials between North American and world prices, Encana has entered into fixed price contracts and basis swaps.

Power – The Company has entered into Canadian dollar denominated derivative contracts to help manage its electricity consumption costs.

The table below summarizes the sensitivity of the fair value of the Company’s risk management positions to fluctuations in commodity prices, with all other variables held constant.  The Company has used a 10 percent variability to assess the potential impact of commodity price changes.  Fluctuations in commodity prices could have resulted in unrealized gains (losses) impacting pre-tax net earnings as at December 31 as follows:

	2012		2011
	10% Price Increase	10% Price Decrease	10% Price Increase	10% Price Decrease

Natural gas price	$(446)	$446	$(305)	$305
Crude oil price	(20)	20	-	-
Power price	6	(6)	6	(6)

CREDIT RISK

Credit risk arises from the potential that the Company may incur a loss if a counterparty to a financial instrument fails to meet its obligation in accordance with agreed terms.  This credit risk exposure is mitigated through the use of Board-approved credit policies governing the Company’s credit portfolio including credit practices that limit transactions according to counterparties’ credit quality.  Mitigation strategies may include master netting arrangements, requesting collateral and/or transacting credit derivatives.  The Company executes commodity derivative financial instruments under master agreements that have netting provisions that provide for offsetting payables against receivables.  As at December 31, 2012, the Company had no significant collateral balances posted and there were no credit derivatives in place.

As at December 31, 2012, cash equivalents include high-grade, short-term securities, placed primarily with financial institutions and companies with strong investment grade ratings.  Any foreign currency agreements entered into are with major financial institutions in Canada and the U.S. or with counterparties having investment grade credit ratings.

A substantial portion of the Company’s accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks.  As at December 31, 2012, approximately 88 percent (95 percent as at December 31, 2011) of Encana’s accounts receivable and financial derivative credit exposures were with investment grade counterparties.

As at December 31, 2012, Encana had two counterparties (2011 – four counterparties) whose net settlement position individually accounted for more than 10 percent of the fair value of the outstanding in-the-money net risk management contracts by counterparty.  As at December 31, 2012, these counterparties accounted for 22 percent and 15 percent of the fair value of the outstanding in-the-money net risk management contracts.

LIQUIDITY RISK

Liquidity risk arises from the potential that the Company will encounter difficulties in meeting a demand to fund its financial liabilities as they come due.  The Company manages liquidity risk using cash and debt management programs.

The Company has access to cash equivalents and a wide range of funding alternatives at competitive rates through commercial paper, committed revolving bank credit facilities and debt capital markets.  As at December 31, 2012, Encana had available unused committed revolving bank credit facilities totaling $5.0 billion, which include C$4.0 billion ($4.0 billion) on a revolving bank credit facility for Encana and $999 million on a revolving bank credit facility for a U.S. subsidiary.  The facilities remain committed through October 2015.

Encana also had unused capacity under two shelf prospectuses for up to $6.0 billion, or the equivalent in foreign currencies, the availability of which is dependent on market conditions, to issue up to C$2.0 billion ($2.0 billion) of debt securities in Canada and up to $4.0 billion in the U.S.  These shelf prospectuses expire in June 2013 and June 2014, respectively.  The Company believes it has sufficient funding through the use of these facilities to meet foreseeable borrowing requirements.

The Company minimizes its liquidity risk by managing its capital structure.  The Company’s capital structure consists of shareholders’ equity plus long-term debt, including the current portion. The Company’s objectives when managing its capital structure are to maintain financial flexibility to preserve Encana’s access to capital markets and its ability to meet financial obligations and finance internally generated growth, as well as potential acquisitions.  To manage the capital structure, the Company may adjust capital spending, adjust dividends paid to shareholders, purchase shares for cancellation pursuant to normal course issuer bids, issue new shares, issue new debt or repay existing debt.

The timing of cash outflows relating to financial liabilities is outlined in the table below:

	Less Than 1 Year	1 - 3 Years	4 - 5 Years	6 - 9 Years	Thereafter	Total

Accounts Payable and Accrued Liabilities	$2,003	$-	$-	$-	$-	$2,003
Risk Management Liabilities	5	8	2	-	-	15
Long-Term Debt (1)	963	1,793	1,464	2,982	6,874	14,076

(1) Principal and interest.

FOREIGN EXCHANGE RISK

Foreign exchange risk arises from changes in foreign exchange rates that may affect the fair value or future cash flows of the Company’s financial assets or liabilities.  As Encana operates primarily in North America, fluctuations in the exchange rate between the U.S. and Canadian dollars can have a significant effect on the Company’s reported results.  Encana’s financial results are consolidated in Canadian dollars; however, the Company reports its results in U.S. dollars as most of its revenue is closely tied to the U.S. dollar and to facilitate a more direct comparison to other North American oil and gas companies.  As the effects of foreign exchange fluctuations are embedded in the Company’s results, the total effect of foreign exchange fluctuations is not separately identifiable.

To mitigate the exposure to the fluctuating U.S./Canadian dollar exchange rate, Encana maintains a mix of both U.S. dollar and Canadian dollar debt and may also enter into foreign exchange derivatives.  As at December 31, 2012, Encana had $5.9 billion in U.S. dollar debt issued from Canada that was subject to foreign exchange exposure ($5.9 billion as at December 31, 2011) and $1.8 billion in debt that was not subject to foreign exchange exposure ($2.2 billion as at December 31, 2011).  There were no foreign exchange derivatives outstanding as at December 31, 2012.

Encana’s foreign exchange (gain) loss primarily includes unrealized foreign exchange gains and losses on the translation of U.S. dollar denominated debt issued from Canada, unrealized foreign exchange gains and losses on the translation of U.S. dollar denominated risk management assets and liabilities held in Canada and foreign exchange gains and losses on U.S. dollar denominated cash and short-term investments held in Canada.  A $0.01 change in the U.S. to Canadian dollar exchange rate would have resulted in a $51 million change in foreign exchange (gain) loss at December 31, 2012 (2011 – $48 million; 2010 – $49 million).

INTEREST RATE RISK

Interest rate risk arises from changes in market interest rates that may affect the fair value or future cash flows from the Company’s financial assets or liabilities.  The Company may partially mitigate its exposure to interest rate changes by holding a mix of both fixed and floating rate debt and may also enter into interest rate derivatives to partially mitigate effects of fluctuations in market interest rates.  There were no interest rate derivatives outstanding as at December 31, 2012.

As at December 31, 2012, the Company had no floating rate debt.  Accordingly, the sensitivity in net earnings for each one percent change in interest rates on floating rate debt was nil (2011 – nil; 2010 – nil).

Supplementary Information	12 Months Ended
Dec. 31, 2012
Supplementary Information [Abstract]
Supplementary Information

20.            Supplementary Information

A)     NET CHANGE IN NON-CASH WORKING CAPITAL

For the years ended December 31	2012	2011	2010

Operating Activities
Accounts receivable and accrued revenues	$82	$10	$196
Accounts payable and accrued liabilities	(456)	94	(86)
Income tax payable and receivable	51	(119)	(2,108)
	$(323)	$(15)	$(1,998)

B)     SUPPLEMENTARY CASH FLOW INFORMATION

For the years ended December 31	2012	2011	2010

Interest Paid	$509	$486	$507
Income Taxes Paid, net of Amounts Recovered	$(124)	$(88)	$2,024

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

21.            Commitments and Contingencies

COMMITMENTS

The following table outlines the Company’s commitments as at December 31, 2012:

	Expected Future Payments
(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Transportation and Processing	$905	$970	$991	$868	$829	$5,030	$9,593
Drilling and Field Services	366	114	70	48	21	51	670
Operating Leases	51	48	44	38	29	71	281
Total	$1,322	$1,132	$1,105	$954	$879	$5,152	$10,544

CONTINGENCIES

Encana is involved in various legal claims and actions arising in the course of the Company’s operations.  Although the outcome of these claims cannot be predicted with certainty, the Company does not expect these matters to have a material adverse effect on Encana’s financial position, cash flows or results of operations.  If an unfavourable outcome were to occur, there exists the possibility of a material adverse impact on the Company’s consolidated net earnings or loss in the period in which the outcome is determined.  Accruals for litigation and claims are recognized if the Company determines that the loss is probable and the amount can be reasonably estimated.  The Company believes it has made adequate provision for such legal claims.

RESULTS OF INDEPENDENT INVESTIGATION

In June 2012, Encana's independent Directors authorized its Chairman, Mr. David O'Brien, to oversee an investigation into allegations of collusion with competitors regarding land leasing in Michigan in 2010.  External legal counsel were retained in both the United States and Canada to assist in undertaking a thorough investigation, which was conducted independent of the Company’s management.  Based on the results of the investigation, the Board has concluded that Encana did not engage in such conduct.  The Company has received a subpoena from the Antitrust Division of the United States Department of Justice and a civil investigatory demand from the Michigan Attorney General and is cooperating fully with the investigations of both agencies.  It is possible that Encana may become a defendant or involved in potential legal actions, including class actions, in connection with matters relating to the allegations.

Supplementary Oil And Gas Information	12 Months Ended
Dec. 31, 2012
Supplementary Oil And Gas Information [Abstract]
Supplementary Oil And Gas Information

22.            Supplementary Oil and Gas Information (unaudited)

Standardized Measure of Discounted Future Net Cash Flows and Changes Therein

In calculating the standardized measure of discounted future net cash flows, constant price and cost assumptions were applied to Encana’s annual future production from proved reserves to determine cash inflows. Future production and development costs assume the continuation of existing economic, operating and regulatory conditions. Future income taxes are calculated by applying statutory income tax rates to future pre-tax cash flows after provision for the tax cost of the oil and natural gas properties based upon existing laws and regulations. The discount was computed by application of a 10 percent discount factor to the future net cash flows. The calculation of the standardized measure of discounted future net cash flows is based upon the discounted future net cash flows prepared by Encana’s independent qualified reserves evaluators in relation to the reserves they respectively evaluated, and adjusted to the extent provided by contractual arrangements, such as price risk management activities, in existence at year end and to account for asset retirement obligations and future income taxes.

Encana cautions that the discounted future net cash flows relating to proved oil and gas reserves are an indication of neither the fair market value of Encana’s oil and gas properties, nor the future net cash flows expected to be generated from such properties. The discounted future net cash flows do not include the fair market value of exploratory properties and probable or possible oil and gas reserves, nor is consideration given to the effect of anticipated future changes in oil and natural gas prices, development, asset retirement and production costs and possible changes to tax and royalty regulations. The prescribed discount rate of 10 percent may not appropriately reflect future interest rates. The computation also excludes values attributable to Encana’s Market Optimization interests.

NET PROVED RESERVES (1, 2)

(12-MONTH AVERAGE TRAILING PRICES; AFTER ROYALTIES)

	Natural Gas (Bcf)			Oil and NGLs (MMbbls)
	Canada	United States	Total	Canada	United States	Total
2010
Beginning of year	5,349	5,713	11,062	35.5	41.2	76.7
Revisions and improved recovery	150	517	667	13.6	0.2	13.8
Extensions and discoveries	1,067	1,808	2,875	11.5	4.7	16.2
Purchase of reserves in place	116	81	197	0.4	0.5	0.9
Sale of reserves in place	(82)	(257)	(339)	(1.9)	(4.9)	(6.8)
Production	(483)	(679)	(1,162)	(4.8)	(3.5)	(8.3)
End of year	6,117	7,183	13,300	54.3	38.2	92.5
Developed	3,132	3,678	6,810	24.9	24.0	48.9
Undeveloped	2,985	3,505	6,490	29.4	14.2	43.6
Total	6,117	7,183	13,300	54.3	38.2	92.5

2011
Beginning of year	6,117	7,183	13,300	54.3	38.2	92.5
Revisions and improved recovery	3	(204)	(201)	32.3	(0.7)	31.6
Extensions and discoveries	826	1,121	1,947	18.2	5.4	23.6
Purchase of reserves in place	72	23	95	0.2	0.1	0.3
Sale of reserves in place	(158)	(927)	(1,085)	(4.7)	(1.3)	(6.0)
Production	(531)	(685)	(1,216)	(5.3)	(3.5)	(8.8)
End of year	6,329	6,511	12,840	95.0	38.2	133.2
Developed	3,523	3,286	6,809	39.6	24.4	64.0
Undeveloped	2,806	3,225	6,031	55.4	13.8	69.2
Total	6,329	6,511	12,840	95.0	38.2	133.2

2012
Beginning of year	6,329	6,511	12,840	95.0	38.2	133.2
Revisions and improved recovery (3)	(1,497)	(1,701)	(3,198)	(10.0)	38.9	28.9
Extensions and discoveries	638	338	976	25.9	39.2	65.1
Purchase of reserves in place	38	8	46	-	0.1	0.1
Sale of reserves in place	(461)	(321)	(782)	(2.2)	(3.8)	(6.0)
Production	(497)	(593)	(1,090)	(7.1)	(4.2)	(11.3)
End of year	4,550	4,242	8,792	101.6	108.4	210.0
Developed	2,985	2,628	5,613	47.8	43.1	90.9
Undeveloped	1,565	1,614	3,179	53.8	65.3	119.1
Total	4,550	4,242	8,792	101.6	108.4	210.0

Notes:

(1)  Definitions:

            a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests.

          b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations.

          c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well.

          d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

(2)  Encana does not file any estimates of total net proved natural gas, oil and NGL reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.

(3)   In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.

12-MONTH AVERAGE TRAILING PRICES

The following reference prices were utilized in the determination of reserves and future net revenue:

	Natural Gas		Oil and NGLs
	Henry Hub ($/MMBtu)	AECO (C$/MMBtu)	WTI ($/bbl)	Edmonton (1) (C$/bbl)

Reserves Pricing (2)
2010	4.38	4.03	79.43	76.22
2011	4.12	3.76	96.19	96.53
2012	2.76	2.35	94.71	87.42

(1)    Light Sweet.

(2)  All prices were held constant in all future years when estimating net revenues and reserves.

STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Future cash inflows	15,471	27,731	25,535	14,124	26,558	29,428
Less future:
Production costs	6,273	9,717	8,676	4,095	6,195	6,894
Development costs	3,424	6,424	4,971	3,572	7,189	7,539
Asset retirement obligation payments	1,693	1,762	1,876	638	597	605
Income taxes	-	784	920	555	2,730	2,966
Future net cash flows	4,081	9,044	9,092	5,264	9,847	11,424
Less 10% annual discount for estimated timing of cash flows	1,079	3,759	3,803	2,249	4,384	5,277
Discounted future net cash flows	3,002	5,285	5,289	3,015	5,463	6,147

	Total
($ millions)	2012	2011	2010

Future cash inflows	29,595	54,289	54,963
Less future:
Production costs	10,368	15,912	15,570
Development costs	6,996	13,613	12,510
Asset retirement obligation payments	2,331	2,359	2,481
Income taxes	555	3,514	3,886
Future net cash flows	9,345	18,891	20,516
Less 10% annual discount for estimated timing of cash flows	3,328	8,143	9,080
Discounted future net cash flows	6,017	10,748	11,436

CHANGES IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Balance, beginning of year	5,285	5,289	4,089	5,463	6,147	4,343
Changes resulting from:
Sales of oil and gas produced during the period	(1,808)	(1,951)	(2,032)	(2,223)	(2,653)	(2,915)
Discoveries and extensions, net of related costs	509	1,161	975	319	887	1,243
Purchases of proved reserves in place	7	55	146	8	42	77
Sales and transfers of proved reserves in place	(155)	(212)	(96)	(369)	(1,021)	(198)
Net change in prices and production costs	(1,364)	516	1,645	(2,106)	733	3,827
Revisions to quantity estimates	(1,290)	188	174	(2,858)	(336)	610
Accretion of discount	571	576	433	693	762	465
Previously estimated development costs incurred,
net of change in future development costs	946	(441)	216	3,021	832	(289)
Other	(7)	54	(28)	(79)	63	144
Net change in income taxes	308	50	(233)	1,146	7	(1,160)
Balance, end of year	3,002	5,285	5,289	3,015	5,463	6,147

	Total
($ millions)	2012	2011	2010

Balance, beginning of year	10,748	11,436	8,432
Changes resulting from:
Sales of oil and gas produced during the period	(4,031)	(4,604)	(4,947)
Discoveries and extensions, net of related costs	828	2,048	2,218
Purchases of proved reserves in place	15	97	223
Sales and transfers of proved reserves in place	(524)	(1,233)	(294)
Net change in prices and production costs	(3,470)	1,249	5,472
Revisions to quantity estimates	(4,148)	(148)	784
Accretion of discount	1,264	1,338	898
Previously estimated development costs incurred,
net of change in future development costs	3,967	391	(73)
Other	(86)	117	116
Net change in income taxes	1,454	57	(1,393)
Balance, end of year	6,017	10,748	11,436

RESULTS OF OPERATIONS

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Oil and gas revenues, net of royalties, transportation	2,205	2,382	2,393	2,713	3,294	3,613
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	397	431	361	490	641	698
Depreciation, depletion and amortization	748	966	826	1,102	1,226	1,094
Impairments	1,822	2,249	-	2,842	-	-
Operating income (loss)	(762)	(1,264)	1,206	(1,721)	1,427	1,821
Income taxes	(191)	(335)	340	(623)	517	659
Results of operations	(571)	(929)	866	(1,098)	910	1,162

	Total
($ millions)	2012	2011	2010

Oil and gas revenues, net of royalties, transportation	4,918	5,676	6,006
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	887	1,072	1,059
Depreciation, depletion and amortization	1,850	2,192	1,920
Impairments	4,664	2,249	-
Operating income (loss)	(2,483)	163	3,027
Income taxes	(814)	182	999
Results of operations	(1,669)	(19)	2,028

Oil and gas revenues, net of royalties, transportation and processing for the comparative periods ended December 31, 2011 and December 31, 2010 have been updated to present processing costs with transportation expense.  Formerly, these processing costs were presented in operating costs.  Encana has updated its presentation as a result of the Canadian Division entering into firm gathering and processing agreements associated with the divestiture of two natural gas processing plants during the first quarter of 2012.  Encana believes the nature of processing costs more closely align with transportation expense.  As a result, for the twelve months ended December 31, 2011, the Company has reclassified $240 million (2010 – $239 million) from operating expense to transportation and processing expense.

CAPITALIZED COSTS

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Proved oil and gas properties	26,024	27,259	24,820	24,825	23,319	21,834
Unproved oil and gas properties	716	968	1,114	579	458	1,044
Total capital cost	26,740	28,227	25,934	25,404	23,777	22,878
Accumulated DD&A	23,962	20,906	17,985	21,236	17,294	16,051
Net capitalized costs	2,778	7,321	7,949	4,168	6,483	6,827

	Other			Total
($ millions)	2012	2011	2010	2012	2011	2010

Proved oil and gas properties	104	112	167	50,953	50,690	46,821
Unproved oil and gas properties	-	-	-	1,295	1,426	2,158
Total capital cost	104	112	167	52,248	52,116	48,979
Accumulated DD&A	104	112	167	45,302	38,312	34,203
Net capitalized costs	-	-	-	6,946	13,804	14,776

COSTS INCURRED

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Acquisitions
Unproved	121	261	395	235	53	97
Proved	18	149	197	5	52	44
Total acquisitions	139	410	592	240	105	141
Exploration costs	201	174	58	633	181	198
Development costs	1,366	1,857	2,156	1,094	2,265	2,304
Total costs incurred	1,706	2,441	2,806	1,967	2,551	2,643

	Total
($ millions)	2012	2011	2010

Acquisitions
Unproved	356	314	492
Proved	23	201	241
Total acquisitions	379	515	733
Exploration costs	834	355	256
Development costs	2,460	4,122	4,460
Total costs incurred	3,673	4,992	5,449

COSTS NOT SUBJECT TO DEPLETION OR AMORTIZATION

Upstream costs in respect of significant unproved properties are excluded from the country cost centre’s depletable base as follows:

As at December 31	2012	2011

Canada	$716	$968
United States	579	458
	$1,295	$1,426

The following is a summary of the costs related to Encana’s unproved properties as at December 31, 2012:

	2012	2011	2010	Prior to 2010	Total

Acquisition Costs	$403	$280	$231	$268	$1,182
Exploration Costs	33	25	3	52	113
	$436	$305	$234	$320	$1,295

Ultimate recoverability of these costs and the timing of inclusion within the applicable country cost centre’s depletable base is dependent upon either the finding of proved natural gas and liquids reserves, expiration of leases or recognition of impairments.  Acquisition costs primarily include costs incurred to acquire or lease properties.  Exploration costs primarily include costs related to geological and geophysical studies and costs of drilling and equipping exploratory wells.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Nature of Operations

A)     NATURE OF OPERATIONS

Encana Corporation and its subsidiaries (“Encana” or the “Company”) are in the business of the exploration for, the development of, and the production and marketing of natural gas, oil and natural gas liquids (“NGLs”).  The term liquids is used to represent Encana’s oil, NGLs and condensate.

Basis of Presentation

B)     BASIS OF PRESENTATION

The Consolidated Financial Statements include the accounts of Encana and are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

In these Consolidated Financial Statements, unless otherwise indicated, all dollar amounts are expressed in United States (“U.S.”) dollars. Encana’s financial results are consolidated in Canadian dollars; however, the Company has adopted the U.S. dollar as its reporting currency to facilitate a more direct comparison to other North American oil and gas companies. All references to US$ or to $ are to United States dollars and references to C$ are to Canadian dollars.

Principles Of Consolidation

C)     PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of Encana and entities in which it holds a controlling interest.  All significant intercompany balances and transactions are eliminated on consolidation.  For upstream joint interest operations where Encana retains an undivided interest in jointly owned property, the Company records its proportionate share of assets, liabilities, revenues and expenses.  Investments in non-controlled entities over which Encana has the ability to exercise significant influence are accounted for using the equity method.

Foreign Currency Translation

D)     FOREIGN CURRENCY TRANSLATION

Monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rates of exchange in effect at the period end date.  Any gains or losses are recorded in the Consolidated Statement of Earnings.  Foreign currency revenues and expenses are translated at the rates of exchange in effect at the time of the transaction.

For the accounts of foreign operations, assets and liabilities are translated at period end exchange rates, while revenues and expenses are translated using average rates over the period. Translation gains and losses relating to the foreign operations are included in accumulated other comprehensive income (“AOCI”).  Recognition of Encana’s accumulated translation gains and losses occurs upon complete or substantially complete liquidation of the Company’s investment in the foreign operation.

For financial statement presentation, assets and liabilities are translated into the reporting currency at period end exchange rates, while revenues and expenses are translated using average rates over the period. Gains and losses relating to the financial statement translation are included in AOCI.

Use Of Estimates

E)     USE OF ESTIMATES

The timely preparation of the Consolidated Financial Statements requires that Management make estimates and assumptions and use judgment regarding the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the period. Such estimates primarily relate to unsettled transactions and events as of the date of the Consolidated Financial Statements. Accordingly, actual results may differ from estimated amounts as future events occur.

Significant items subject to estimates and assumptions are:

·	Estimates of proved reserves and related future cash flows used for depletion and ceiling test impairment calculations
·	Estimated fair value of long-term assets used for impairment calculations
·	Fair value of reporting units used for the assessment of goodwill
·	Estimates of future taxable earnings used to assess the realizable value of deferred tax assets
·	Fair value of asset retirement obligations and costs
·	Fair value of derivative instruments
·	Tax interpretations, regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate
·	Accruals for long-term performance-based compensation arrangements and whether or not the performance criteria will be met and what the ultimate payout will be
·	Recognized values of pension assets and obligations and the amount of pension costs charged to net earnings depend on certain actuarial and economic assumptions

Accruals for legal claims, environmental risks and exposures

Revenue Recognition

F)     REVENUE RECOGNITION

Revenues associated with Encana’s natural gas and liquids are recognized when production is sold to a purchaser at a fixed or determinable price, delivery has occurred, title has transferred and collectability of the revenue is probable.  Realized gains and losses from the Company’s financial derivatives related to natural gas and oil commodity prices are recognized in revenue when the contract is settled.  Unrealized gains and losses related to these contracts are recognized in revenue based on the changes in fair value of the contracts at the end of the respective periods.

Market optimization revenues and purchased product expenses are recorded on a gross basis when Encana takes title to the product and has the risks and rewards of ownership.  Purchases and sales of products that are entered into in contemplation of each other with the same counterparty are recorded on a net basis. Revenues associated with the services provided where Encana acts as agent are recorded as the services are provided.

Production And Mineral Taxes	G) PRODUCTION AND MINERAL TAXES Costs paid by Encana to certain mineral and non-mineral interest owners based on production of natural gas and liquids are recognized when the product is produced.
Transportation and Processing	H) TRANSPORTATION AND PROCESSING Costs paid by Encana for the transportation and processing of natural gas and liquids are recognized when the product is delivered and the services provided.
Employee Benefit Plans

I)     EMPLOYEE BENEFIT PLANS

The Company sponsors defined contribution and defined benefit plans, providing pension and other post-employment benefits to its employees in Canada and the U.S.   As of January 1, 2003, the defined benefit pension plan was closed to new entrants.

Pension expense for the defined contribution pension plan is recorded as the benefits are earned by the employees covered by the plans.  Encana accrues for its obligations under its employee defined benefit plans, net of plan assets.  The cost of defined benefit pensions and other post-employment benefits is actuarially determined using the projected benefit method based on length of service and reflects Management’s best estimate of salary escalation, retirement ages of employees and expected future health care costs. The expected return on plan assets is based on historical and projected rates of return for assets in the investment plan portfolio.  The actual return is based on the fair value of plan assets. The projected benefit obligation is discounted using the market interest rate on high-quality corporate debt instruments as at the measurement date.

Pension expense for the defined benefit pension plan includes the cost of pension benefits earned during the current year, the interest cost on pension obligations, the expected return on pension plan assets, the amortization of the net transitional obligation, the amortization of adjustments arising from pension plan amendments, the amortization of prior service costs, and the amortization of the excess of the net actuarial gain or loss over 10 percent of the greater of the benefit obligation and the fair value of plan assets.   Amortization is done on a straight-line basis over a period covering the expected average remaining service lives of employees covered by the plans.  Actuarial gains and losses related to the change in the over-funded or under-funded status of the defined benefit pension plan and other post-employment benefit plans is recognized in other comprehensive income.

Income Taxes

J)     INCOME TAXES

Encana follows the liability method of accounting for income taxes. Under this method, deferred income taxes are recorded for the effect of any temporary difference between the accounting and income tax basis of an asset or liability, using the enacted income tax rates and laws expected to apply when the assets are realized and liabilities are settled. Current income taxes are measured at the amount expected to be recoverable from or payable to the taxation authorities based on the income tax rates and laws enacted at the end of the reporting period. The effect of a change in the enacted tax rates or laws is recognized in net earnings in the period of enactment.  Income taxes are recognized in net earnings except to the extent that they relate to items recognized directly in shareholders’ equity, in which case the income taxes are recognized directly in shareholders’ equity.

Deferred income tax assets are routinely assessed for realizability.  If it is more likely than not that deferred tax assets will not be realized, a valuation allowance is recorded to reduce the deferred tax assets.  Encana considers available positive and negative evidence when assessing the realizability of deferred tax assets including historic and expected future taxable earnings, available tax planning strategies and carry forward periods.  The estimates used in determining expected future taxable earnings are consistent with those used in the goodwill impairment assessment.

Encana recognizes the financial statement effects of a tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by a taxing authority.  A recognized tax position is initially and subsequently measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority.  Liabilities for unrecognized tax benefits that are not expected to be settled within the next 12 months are included in other liabilities and provisions.

Earnings Per Share Amounts

K)     EARNINGS PER SHARE AMOUNTS

Basic net earnings per common share is computed by dividing the net earnings by the weighted average number of common shares outstanding during the period. Diluted net earnings per common share amounts are calculated giving effect to the potential dilution that would occur if stock options were exercised or other contracts to issue common shares were exercised, fully vested, or converted to common shares. The treasury stock method is used to determine the dilutive effect of stock options and other dilutive instruments. The treasury stock method assumes that proceeds received from the exercise of in-the-money stock options and other dilutive instruments are used to repurchase common shares at the average market price.

Cash and Cash Equivalents

L)     CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and short-term investments, such as money market deposits or similar type instruments, with a maturity of three months or less when purchased.  Outstanding disbursements issued in excess of applicable bank account balances are excluded from cash and cash equivalents and are recorded in accounts payable and accrued liabilities.  Cash in reserve represents cash amounts segregated or held in escrow which are not available for general operating use.

Property, Plant and Equipment

M)     PROPERTY, PLANT AND EQUIPMENT

UPSTREAM

Encana uses the full cost method of accounting for its acquisition, exploration and development activities.  Under this method, all costs directly associated with the acquisition of, the exploration for, and the development of natural gas and liquids reserves, are capitalized on a country-by-country cost centre basis. Capitalized costs exclude costs relating to production, general overhead or similar activities.

Under the full cost method of accounting, the carrying amount of Encana’s natural gas and oil properties within each country cost centre is subject to a ceiling test performed quarterly.  A ceiling test impairment is recognized in net earnings when the carrying amount of a country cost centre exceeds the country cost centre ceiling.  The carrying amount of a cost centre includes capitalized costs of proved oil and gas properties, net of accumulated depletion and the related deferred income taxes.

The cost centre ceiling is the sum of the estimated after-tax future net cash flows from proved reserves, using the 12-month average trailing prices and unescalated future development and production costs, discounted at 10 percent, plus unproved property costs.   The 12-month average trailing price is calculated as the average of the price on the first day of each month within the trailing 12-month period.  Any excess of the carrying amount over the calculated ceiling amount is recognized as an impairment in net earnings.

Capitalized costs accumulated within each cost centre are depleted using the unit-of-production method based on proved reserves.  Depletion is calculated using the capitalized costs, including estimated retirement costs, plus the undiscounted future expenditures to be incurred in developing proved reserves.

Costs associated with unproved properties are excluded from the depletion calculation until it is determined that proved reserves are attributable or impairment has occurred.  Unproved properties are assessed separately for impairment on a quarterly basis.  Costs that have been impaired are included in the costs subject to depletion within the full cost pool.

Proceeds from the divestiture of properties are normally deducted from the full cost pool without recognition of gain or loss unless the deduction significantly alters the relationship between capitalized costs and proved reserves in the cost centre, in which case a gain or loss is recognized in net earnings.  Generally, a gain or loss on a divestiture is not recognized unless more than 25 percent of the Company’s proved reserves quantities in a particular country are sold.

MARKET OPTIMIZATION

Midstream facilities, including power generation facilities, are carried at cost and depreciated on a straight-line basis over the estimated service lives of the assets, which range from 20 to 25 years.

CORPORATE

Costs associated with office furniture, fixtures, leasehold improvements, information technology and aircraft are carried at cost and depreciated on a straight-line basis over the estimated service lives of the assets, which range from three to 25 years. Costs associated with The Bow office project are carried at cost and depreciated on a straight-line basis over the 60-year estimated life of the building. Assets under construction are not subject to depreciation until put into use.  Land is carried at cost.

Capitalization Of Costs

N)     CAPITALIZATION OF COSTS

Expenditures related to renewals or betterments that improve the productive capacity or extend the life of an asset are capitalized.  Maintenance and repairs are expensed as incurred.  Interest is capitalized during the construction phase of large capital projects.

Business Combinations

O)     BUSINESS COMBINATIONS

Business combinations are accounted for using the acquisition method.  The acquired identifiable net assets are measured at their fair value at the date of acquisition.  Deferred taxes are recognized for any differences between the fair value of net assets acquired and their tax bases.   Any excess of the purchase price over the fair value of the net assets acquired is recognized as goodwill.  Any deficiency of the purchase price below the fair value of the net assets acquired is recorded as a gain in net earnings.  Associated transaction costs are expensed when incurred.

Goodwill

P)     GOODWILL

Goodwill, which represents the excess of purchase price over fair value of net assets acquired, is assessed for impairment at least annually at December 31. Goodwill and all other assets and liabilities are allocated to reporting units, which are Encana’s country cost centres.  To assess impairment, the carrying amount of each reporting unit is determined and compared to the fair value of the reporting unit.  If the carrying amount of the reporting unit is higher than the fair value then goodwill is written down to the implied fair value of goodwill.  The implied fair value of goodwill is determined by deducting the fair value of the reporting unit’s assets and liabilities from the fair value of the reporting unit.  Any excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and charged to net earnings.  Subsequent measurement of goodwill is at cost less any accumulated impairments.

Impairment Of Long-Term Assets

Q)   IMPAIRMENT OF LONG-TERM ASSETS

The carrying value of long-term assets, excluding goodwill and upstream assets, but including those within the Market Optimization and Corporate and Other segments, are assessed for impairment when indicators suggest that the carrying value of an asset or asset group may not be recoverable.  If the carrying amount exceeds the sum of the undiscounted cash flows expected to result from the continued use and eventual disposition of the asset or asset group, an impairment is recognized for the excess of the carrying amount over its estimated fair  value.

Asset Retirement Obligation

R)   ASSET RETIREMENT OBLIGATION

Asset retirement obligations are those legal obligations where the Company will be required to retire tangible long-lived assets such as producing well sites, offshore production platforms and natural gas processing plants.  The fair value of estimated asset retirement obligations is recognized in the Consolidated Balance Sheet when incurred and a reasonable estimate of fair value can be made.  The asset retirement cost, equal to the initially estimated fair value of the asset retirement obligation, is capitalized as part of the cost of the related long-lived asset.  Changes in the estimated obligation resulting from revisions to estimated timing or amount of future cash flows are recognized as a change in the asset retirement obligation and the related asset retirement cost.

Amortization of asset retirement costs are included in depreciation, depletion and amortization in the Consolidated Statement of Earnings.  Increases in the asset retirement obligations resulting from the passage of time are recorded as accretion of asset retirement obligation in the Consolidated Statement of Earnings.

Actual expenditures incurred are charged against the accumulated asset retirement obligation.

Stock-Based Compensation

S)   STOCK-BASED COMPENSATION

Obligations for payments of cash or common shares under Encana’s stock-based compensation plans are accrued over the vesting period, net of forfeitures, using fair values.  Fair values are determined using observable share prices and/or pricing models such as the Black-Scholes-Merton option-pricing model.  For equity-settled stock-based compensation plans, fair values are determined at the grant date and are recognized over the vesting period as compensation costs with a corresponding credit to shareholders’ equity.  For cash-settled stock-based compensation plans, fair values are determined at each reporting date and periodic changes are recognized as compensation costs, with a corresponding change to current liabilities.

Obligations for payments for share units of Cenovus Energy Inc. (“Cenovus”) held by Encana employees are accrued as compensation costs based on the fair value of the financial liability.

Leases

T)     LEASES

Leases entered into for the use of an asset are classified as either capital or operating leases.  Capital leases transfer to the Company substantially all of the risks and benefits incidental to ownership of the leased item.  Capital leases are capitalized upon commencement of the lease term at the lower of the fair value of the leased asset or the present value of the minimum lease payments.  Capitalized leased assets are amortized over the estimated useful life of the asset if the lease arrangement contains a bargain purchase option or ownership of the leased asset transfers at the end of the lease term.   Otherwise, the leased assets are amortized over the lease term.  Amortization of capitalized leased assets is included in depreciation, depletion and amortization in the Consolidated Statement of Earnings.  All other leases are classified as operating leases and the payments are recognized on a straight-line basis over the lease term.

Fair Value Measurements

U)     FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques include the market, income, and cost approach.  The market approach uses information generated by market transactions involving identical or comparable assets or liabilities; the income approach converts estimated future amounts to a present value; and the cost approach is based on the amount that currently would be required to replace an asset.

Inputs used in determining fair value are characterized according to a hierarchy that prioritizes those inputs based on the degree to which they are observable. The three input levels of the fair value hierarchy are as follows:

·	Level 1 – Inputs represent quoted prices in active markets for identical assets or liabilities, such as exchange-traded commodity derivatives.

·

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

·

Level 3 – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

In determining fair value, the Company utilizes the most observable inputs available. If a fair value measurement reflects inputs at multiple levels within the hierarchy, the fair value measurement is characterized based on the lowest level of input that is significant to the fair value measurement.

Recurring fair value measurements are performed for risk management assets and liabilities and for share units issued as part of the Split Transaction, as discussed in Notes 16 and 18.  The carrying amount of cash and cash equivalents, accounts receivable and accounts payable reported on the Consolidated Balance Sheet approximates fair value. The fair value of long-term debt is disclosed in Note 13.  Fair value information related to pension plan assets is included in Note 17.

Certain non-financial assets and liabilities are initially measured at fair value, such as asset retirement obligations and certain assets and liabilities acquired in business combinations or through non-monetary exchange transactions.

Risk Management Assets And Liabilities

V)     RISK MANAGEMENT ASSETS AND LIABILITIES

Risk management assets and liabilities are derivative financial instruments used by Encana to manage economic exposure to market risks relating to commodity prices, foreign currency exchange rates and interest rates.  The use of these derivative instruments is governed under formal policies and is subject to limits established by the Board of Directors (“Board”).  The Company’s policy is not to utilize derivative financial instruments for speculative purposes.

Derivative instruments that do not qualify for the normal purchases and sales exemption are measured at fair value with changes in fair value recognized in net earnings.  The fair values recorded in the Consolidated Balance Sheet reflect netting the asset and liability positions where counterparty master netting arrangements contain provisions for net settlement.  Realized gains or losses from financial derivatives related to natural gas and oil commodity prices are recognized in revenues as the contracts are settled.  Realized gains or losses from financial derivatives related to power commodity prices are recognized in transportation and processing expense as the related power contracts are settled.  Unrealized gains and losses are recognized in revenues and transportation and processing expense accordingly, at the end of each respective reporting period based on the changes in fair value of the contracts.

Commitments And Contingencies

W)     COMMITMENTS AND CONTINGENCIES

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change.

Recent Accounting Pronouncements

X)   RECENT ACCOUNTING PRONOUNCEMENTS

As of January 1, 2012, Encana adopted the following accounting standards updates issued by the Financial Accounting Standards Board (“FASB”), which have not had a material impact on the Company’s Consolidated Financial Statements:

·

Accounting Standards Update 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, clarifies and changes existing fair value measurement and disclosure requirements.  The amendments have been applied prospectively and have not had a significant impact on the Company’s fair value measurements or disclosures.

·

Accounting Standards Update 2011-05, “Presentation of Comprehensive Income”, requires that net earnings and comprehensive income be presented either in a single continuous statement or in two separate consecutive statements.  As Encana presents its net earnings and comprehensive income in two separate consecutive statements, the amendments had no impact on the Company’s financial statement presentation.  Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05”, defers the effective date of certain presentation requirements for items reclassified out of accumulated other comprehensive income to net earnings.

·

Accounting Standards Update 2011-08, “Intangibles – Goodwill and Other”, permits an initial assessment of qualitative factors to determine whether the two-step goodwill impairment test is required to be performed as described in Accounting Standards Codification Topic 350, “Intangibles – Goodwill and Other”.  The amendments have been applied prospectively.

As of January 1, 2013, Encana will be required to adopt the following accounting standards updates issued by the FASB, which are not expected to have a material impact on the Company’s Consolidated Financial Statements:

·

Accounting Standards Update 2011-11, “Disclosures about Offsetting Assets and Liabilities”, and Accounting Standards Update 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, require disclosure of both gross and net information about certain financial instruments eligible for offset in the balance sheet and certain financial instruments subject to master netting arrangements.  The amendments will be applied retrospectively and may expand the Company’s financial instruments disclosures.

·

Accounting Standards Update 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, requires enhanced disclosures about amounts reclassified out of accumulated other comprehensive income.  The amendments will be applied prospectively and may expand the Company’s disclosures.

Segmented Information (Tables)	12 Months Ended
Dec. 31, 2012
Segmented Information [Abstract]
Segment And Geographical Information

	Canadian Division			USA Division			Market Optimization
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,760	$2,872	$2,829	$3,365	$4,022	$4,275	$419	$703	$797

Expenses
Production and mineral taxes	9	15	8	96	183	209	-	-	-
Transportation and processing	555	490	436	652	728	662	-	-	-
Operating	352	380	324	377	444	472	48	40	34
Purchased product	-	-	-	-	-	-	349	635	739
	1,844	1,987	2,061	2,240	2,667	2,932	22	28	24
Depreciation, depletion and amortization	748	966	826	1,102	1,226	1,094	12	12	11
Impairments	1,822	2,249	-	2,842	-	-	-	-	-
	$(726)	$(1,228)	$1,235	$(1,704)	$1,441	$1,838	$10	$16	$13

	Corporate & Other			Consolidated
	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$(1,384)	$870	$969	$5,160	$8,467	$8,870

Expenses
Production and mineral taxes	-	-	-	105	198	217
Transportation and processing	24	(25)	2	1,231	1,193	1,100
Operating	17	2	(3)	794	866	827
Purchased product	-	-	-	349	635	739
	(1,425)	893	970	2,681	5,575	5,987
Depreciation, depletion and amortization	94	78	77	1,956	2,282	2,008
Impairments	31	-	-	4,695	2,249	-
	$(1,550)	$815	$893	(3,970)	1,044	3,979
Accretion of asset retirement obligation				53	50	46
Administrative				392	350	362
Interest				522	468	501
Foreign exchange (gain) loss, net				(107)	133	(251)
Other				1	21	2
				861	1,022	660
Net Earnings (Loss) Before Income Tax				(4,831)	22	3,319
Income tax expense (recovery)				(2,037)	17	976
Net Earnings (Loss)				$(2,794)	$5	$2,343

Product And Divisional Information

	Canadian Division
	Natural Gas			Oil & NGLs			Other
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,225	$2,376	$2,480	$500	$453	$305	$35	$43	$44

Expenses
Production and mineral taxes	1	10	7	8	5	1	-	-	-
Transportation and processing	549	481	429	6	9	7	-	-	-
Operating	327	360	298	14	6	12	11	14	14
Operating Cash Flow	$1,348	$1,525	$1,746	$472	$433	$285	$24	$29	$30

	Total
	2012	2011	2010

Revenues, Net of Royalties	$2,760	$2,872	$2,829

Expenses
Production and mineral taxes	9	15	8
Transportation and processing	555	490	436
Operating	352	380	324
Operating Cash Flow	$1,844	$1,987	$2,061

	USA Division
	Natural Gas			Oil & NGLs			Other
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,993	$3,664	$3,912	$348	$295	$244	$24	$63	$119

Expenses
Production and mineral taxes	68	157	185	28	26	24	-	-	-
Transportation and processing	652	728	662	-	-	-	-	-	-
Operating	347	423	397	25	3	-	5	18	75
Operating Cash Flow	$1,926	$2,356	$2,668	$295	$266	$220	$19	$45	$44

	Total
	2012	2011	2010

Revenues, Net of Royalties	$3,365	$4,022	$4,275

Expenses
Production and mineral taxes	96	183	209
Transportation and processing	652	728	662
Operating	377	444	472
Operating Cash Flow	$2,240	$2,667	$2,932

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$4,260	$6,680	$6,729	$(3,841)	$(5,977)	$(5,932)	$419	$703	$797

Expenses
Transportation and processing	528	506	384	(528)	(506)	(384)	-	-	-
Operating	84	75	76	(36)	(35)	(42)	48	40	34
Purchased product	3,593	6,035	6,236	(3,244)	(5,400)	(5,497)	349	635	739
Operating Cash Flow	$55	$64	$33	$(33)	$(36)	$(9)	$22	$28	$24

Capital Expenditures

For the years ended December 31	2012	2011	2010

Canadian Division	$1,567	$2,031	$2,214
USA Division	1,727	2,446	2,502
Market Optimization	7	2	2
Corporate & Other	175	131	61
	$3,476	$4,610	$4,779

Goodwill, Property, Plant And Equipment And Total Assets By Segment

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2012	2011	2012	2011	2012	2011

Canadian Division	$1,252	$1,225	$2,960	$7,493	$4,748	$11,090
USA Division	473	473	4,405	6,733	5,664	7,691
Market Optimization	-	-	106	108	161	166
Corporate & Other	-	-	2,280	1,723	8,127	4,468
	$1,725	$1,698	$9,751	$16,057	$18,700	$23,415

Goodwill, Property, Plant And Equipment And Total Assets By Geographical Region

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2012	2011	2012	2011	2012	2011

Canada	$1,252	$1,225	$5,186	$9,261	$12,041	$14,652
United States	473	473	4,565	6,796	6,639	8,698
Other Countries	-	-	-	-	20	65
	$1,725	$1,698	$9,751	$16,057	$18,700	$23,415

Acquisitions And Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions And Divestitures [Abstract]
Schedule Of Acquisitions And Divestitures

For the years ended December 31	2012	2011	2010

Acquisitions
Canadian Division	$139	$410	$592
USA Division	240	105	141
Total Acquisitions	379	515	733

Divestitures
Canadian Division	(3,770)	(350)	(288)
USA Division	(271)	(1,730)	(595)
Corporate & Other	(2)	-	-
Total Divestitures	(4,043)	(2,080)	(883)
Net Acquisitions and Divestitures	$(3,664)	$(1,565)	$(150)

Interest (Tables)	12 Months Ended
Dec. 31, 2012
Interest [Abstract]
Schedule Of Interest Expense

For the years ended December 31	2012	2011	2010

Interest Expense on:
Debt	$474	$488	$485
Other	48	(20)	16
	$522	$468	$501

Foreign Exchange (Gain) Loss, Net (Tables)	12 Months Ended
Dec. 31, 2012
Foreign Currency [Abstract]
Foreign Exchange (Gain) Loss, Net

For the years ended December 31	2012	2011	2010

Unrealized Foreign Exchange (Gain) Loss on:
Translation of U.S. dollar debt issued from Canada	$(131)	$107	$(282)
Translation of U.S. dollar risk management contracts
issued from Canada	19	(11)	4
	(112)	96	(278)
Foreign Exchange on Intercompany Transactions	4	18	1
Other Monetary Revaluations and Settlements	1	19	26
	$(107)	$133	$(251)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision For Income Taxes

For the years ended December 31	2012	2011	2010

Current Tax
Canada	$(219)	$(373)	$(234)
United States	(25)	102	(49)
Other Countries	44	76	70
Total Current Tax Expense (Recovery)	(200)	(195)	(213)

Deferred Tax
Canada	(902)	(227)	440
United States	(935)	442	749
Other Countries	-	(3)	-
Total Deferred Tax Expense (Recovery)	(1,837)	212	1,189
Income Tax Expense (Recovery)	$(2,037)	$17	$976

Income Taxes Reconciliation

For the years ended December 31	2012	2011	2010

Net Earnings (Loss) Before Income Tax
Canada	$(2,246)	$(1,973)	$890
United States	(2,978)	1,477	1,928
Other Countries	393	518	501
Total Net Earnings (Loss) Before Income Tax	(4,831)	22	3,319
Canadian Statutory Rate	25.0%	26.5%	28.2%
Expected Income Tax	(1,208)	6	936
Effect on Taxes Resulting From:
Statutory and other rate differences	(360)	118	101
Effect of legislative changes	-	-	13
International financing	(52)	(65)	(78)
Non-taxable capital (gains) losses	(16)	20	(38)
Tax differences on divestitures and transactions	(307)	-	-
Partnership tax allocation in excess of funding	(40)	-	-
Adjustment in respect of prior periods	(64)	(60)	36
Other	10	(2)	6
	$(2,037)	$17	$976
Effective Tax Rate	42.2%	77.3%	29.4%

Deferred Income Taxes Liability

As at December 31	2012	2011

Deferred Income Tax Liabilities
Property, plant and equipment	$-	$661
Risk management	176	640
Unrealized foreign exchange gains	205	182
Other	14	44

Deferred Income Tax Assets
Property, plant and equipment	(995)	(200)
Compensation plans	(113)	(112)
Accrued and unpaid expense	(65)	(75)
Non-capital and net capital losses carried forward	(119)	(121)
Alternative minimum tax and foreign tax credits	(122)	(152)
Other	(61)	(102)
Net Deferred Income Tax (Asset) Liability	$(1,080)	$765

Deferred Income Taxes Liability Reflected In Balance Sheet

As at December 31	2012	2011

Current deferred income tax liability	$59	$442
Non-current deferred income tax liability	-	511
Current deferred income tax asset	(23)	-
Non-current deferred income tax asset	(1,116)	(188)
Net Deferred Income Tax (Asset) Liability	$(1,080)	$765

Tax Pools Available

		Expiration
As at December 31	2012	Date

Canada
Net capital losses	$406	Indefinite
Non-capital losses	67	2015 - 2032
Charitable donations	26	2015 - 2017
United States
Alternative minimum tax credits	102	Indefinite
Foreign tax credits	20	2021

Unrecognized Tax Benefits Excluding Interest

For the years ended December 31	2012	2011

Balance, Beginning of Year	$165	$252
Additions for tax positions taken in the current year	2	2
Additions for tax positions of prior years	3	7
Reductions for tax positions of prior years	(2)	-
Lapse of statute of limitations	(4)	(1)
Settlements	(4)	(92)
Foreign currency translation	4	(3)
Balance, End of Year	$164	$165

Unrecognized Tax Benefit Reflected In Balance Sheet

For the years ended December 31	2012	2011

Income tax receivable	$59	$13
Other liabilities and provisions (See Note 14)	134	178
Current deferred income tax liability	5	12
Non-current deferred income tax liability	(34)	(38)
Balance, End of Year	$164	$165

Summary Of Tax Years By Jurisdiction

Jurisdiction	Taxation Year

Canada - Federal	2005	-	2012
Canada - Provincial	2005	-	2012
United States - Federal	2008	-	2012
United States - State	2008	-	2012
Other	2011	-	2012

Accounts Receivable And Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable And Accrued Revenues [Abstract]
Schedule Of Accounts Receivable And Accrued Revenues

As at December 31	2012	2011

Trade Receivables and Accrued Revenue	$905	$991
Prepaids, Deposits and Other	350	103
	1,255	1,094
Allowance for Doubtful Accounts	(19)	(19)
	$1,236	$1,075

Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment

As at December 31	2012			2011
	Cost	Accumulated DD&A*	Net	Cost	Accumulated DD&A*	Net

Canadian Division
Proved properties	$26,024	$(23,962)	$2,062	$27,259	$(20,906)	$6,353
Unproved properties	716	-	716	968	-	968
Other	182	-	182	172	-	172
	26,922	(23,962)	2,960	28,399	(20,906)	7,493

USA Division
Proved properties	24,825	(21,236)	3,589	23,319	(17,294)	6,025
Unproved properties	579	-	579	458	-	458
Other	237	-	237	250	-	250
	25,641	(21,236)	4,405	24,027	(17,294)	6,733

Market Optimization	235	(129)	106	223	(115)	108
Corporate & Other	2,829	(549)	2,280	2,215	(492)	1,723
	$55,627	$(45,876)	$9,751	$54,864	$(38,807)	$16,057

*  Depreciation, depletion and amortization.

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Schedule of Other Assets

As at December 31	2012	2011

Deferred Charges and Debt Transaction Costs	$61	$67
Long-Term Receivables	180	83
Long-Term Investments and Other	225	245
	$466	$395

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule of Goodwill

As at December 31	2012	2011

Canada	$1,252	$1,225
United States	473	473
	$1,725	$1,698

Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

As at December 31	2012	2011

Trade Payables	$417	$579
Capital Accruals	415	532
Royalty and Production Accruals	497	580
Other Accruals	497	499
Interest Payable	117	124
Outstanding Disbursements	27	68
Asset Retirement Obligation (See Note 15)	33	46
	$2,003	$2,428

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

As at December 31	Note	C$ Principal Amount	2012	2011

Canadian Dollar Denominated Debt
Revolving credit and term loan borrowings	A	$-	$-	$-
Canadian Unsecured Notes:	B
4.30% due March 12, 2012		-	-	$492
5.80% due January 18, 2018		750	754	737
		$750	754	1,229

U.S. Dollar Denominated Debt
Revolving credit and term loan borrowings	A		-	-
U.S. Unsecured Notes:	B
4.75% due October 15, 2013			500	500
5.80% due May 1, 2014			1,000	1,000
5.90% due December 1, 2017			700	700
6.50% due May 15, 2019			500	500
3.90% due November 15, 2021			600	600
8.125% due September 15, 2030			300	300
7.20% due November 1, 2031			350	350
7.375% due November 1, 2031			500	500
6.50% due August 15, 2034			750	750
6.625% due August 15, 2037			500	500
6.50% due February 1, 2038			800	800
5.15% due November 15, 2041			400	400
			6,900	6,900
Total Principal	F		7,654	8,129

Increase in Value of Debt Acquired	C		46	46
Debt Discounts	D		(25)	(25)
Current Portion of Long-Term Debt	E		(500)	(492)
			$7,175	$7,658

Schedule Of Current Portion Of Long-Term Debt

	C$ Principal
As at December 31	Amount	2012	2011

4.30% due March 12, 2012	$-	$-	$492
4.75% due October 15, 2013	-	500	-
	$-	$500	$492

Mandatory Debt Payments

	C$ Principal	US$ Principal	Total US$
As at December 31	Amount	Amount	Equivalent

2013	$-	$500	$500
2014	-	1,000	1,000
2015	-	-	-
2016	-	-	-
2017	-	700	700
Thereafter	750	4,700	5,454
Total	$750	$6,900	$7,654

Other Liabilities And Provisions (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities And Provisions [Line Items]
Schedule Of Other Liabilities And Provisions

As at December 31	2012	2011

The Bow Office Project (See Note 8)	$1,674	$1,309
Asset under Construction - Production Field Centre (See Note 8)	612	607
Obligation under Capital Lease	69	-
Unrecognized Tax Benefits (See Note 6)	134	178
Pensions and Other Post-Employment Benefits (See Note 17)	165	184
Other	18	23
	$2,672	$2,301

The Bow Office Project [Member]
Other Liabilities And Provisions [Line Items]
Schedule Of Expected Future Payments And Sublease Recoveries

(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Expected future lease payments	$86	$93	$93	$94	$95	$2,120	$2,581
Sublease recoveries	$(44)	$(46)	$(46)	$(47)	$(47)	$(1,049)	$(1,279)

Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Schedule Of Expected Future Payments And Sublease Recoveries

(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Expected future lease payments	$74	$89	$89	$89	$89	$281	$711

Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Schedule of Asset Retirement Obligations

As at December 31	2012	2011

Asset Retirement Obligation, Beginning of Year	$921	$820
Liabilities Incurred	43	43
Liabilities Settled	(90)	(111)
Change in Estimated Future Cash Outflows	28	132
Accretion Expense	53	50
Foreign Currency Translation and Other	14	(13)
Asset Retirement Obligation, End of Year	$969	$921

Current Portion (See Note 12)	$33	$46
Long-Term Portion	936	875
	$969	$921

Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Share Capital [Abstract]
Schedule Of Common Stock Issued And Outstanding

As at December 31	2012		2011
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	736.3	$2,354	736.3	$2,352
Common Shares Issued under Option Plans	-	-	-	2
Common Shares Outstanding, End of Year	736.3	$2,354	736.3	$2,354

Earnings Per Common Share

For the years ended December 31 (millions, except per share amounts)	2012	2011	2010

Net Earnings (Loss)	$(2,794)	$5	$2,343

Number of Common Shares:
Weighted average common shares outstanding - Basic	736.3	736.3	739.7
Effect of dilutive securities	-	0.9	0.1
Weighted average common shares outstanding - Diluted	736.3	737.2	739.8

Net Earnings (Loss) per Common Share
Basic	$(3.79)	$0.01	$3.17
Diluted	$(3.79)	$0.01	$3.17

Summary Of Performance And Nonperformance Tandem Stock Appreciation Rights

Canadian Dollar Denominated (C$)	Number (millions)	Weighted Average Exercise Price

Outstanding and Exercisable
Encana TSARs held by Cenovus employees	3.2	33.08
Encana Performance TSARs held by Cenovus employees	4.6	32.37

Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts Recognized For Share-Based Payment Transactions

For the years ended December 31	2012	2011	2010
Compensation Costs of Cash-Settled Transactions	$42	$28	$36
Compensation Costs of Equity-Settled Transactions	5	-	2
Total Compensation Costs	47	28	38
Less: Total Compensation Costs Capitalized	(14)	(14)	(11)
Total Compensation Expense	$33	$14	$27

Liability for Unvested Cash-Settled Share-Based Payment Transactions	$85	$69	$76
Liability for Vested Cash-Settled Share-Based Payment Transactions	71	86	148
Liability for Cash-Settled Share-Based Payment Transactions	$156	$155	$224

Schedule Of Outstanding Deferred Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	905	717
Granted	109	108
Converted from HPR awards	38	52
Units, in Lieu of Dividends	39	29
Redeemed	(117)	(1)
Outstanding, End of Year	974	905

Changes In Benefit Obligation And Fair Value Of Plan Assets

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Change in Benefit Obligations
Projected Benefit Obligation, Beginning of Year	$344	$313	$95	$82
Service cost	5	5	14	12
Interest cost	14	15	4	4
Actuarial (gains) losses	9	39	(5)	(2)
Exchange differences	8	(8)	-	-
Benefits paid	(23)	(20)	(3)	(2)
Change in plan provisions	-	-	-	1
Projected Benefit Obligation, End of Year	$357	$344	$105	$95

Change in Plan Assets
Fair Value of Plan Assets, Beginning of Year	$275	$276	$-	$-
Actual return on plan assets	26	6	-	-
Exchange differences	6	(6)	-	-
Employer contributions	25	19	3	2
Benefits paid	(23)	(20)	(3)	(2)
Fair Value of Plan Assets, End of Year	$309	$275	$-	$-
Funded Status of Plan Assets, End of Year	$(48)	$(69)	$(105)	$(95)

Total Recognized Amounts in the Consolidated Balance Sheet Consist of:
Other assets	$3	$3	$-	$-
Current liabilities	-	-	(4)	(3)
Non-Current liabilities	(51)	(72)	(101)	(92)
Total	$(48)	$(69)	$(105)	$(95)

Total Recognized Amounts in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	$94	$107	$1	$6
Prior service costs	-	-	1	1
Net transitional obligation	-	-	3	3
Total recognized in accumulated other comprehensive income before tax	$94	$107	$5	$10

Accumulated Benefit Obligation And Projected Benefit Obligation In Excess Of The Plan Assets Fair Value

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Projected Benefit Obligation	$(357)	$(343)	$(105)	$(95)
Accumulated Benefit Obligation	(332)	(319)	(105)	(95)
Fair Value of Plan Assets	305	271	-	-

Weighted Average Assumptions Used

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Discount Rate	3.75%	4.00%	3.55%	4.27%
Rates of Increase in Compensation Levels	3.99%	4.11%	6.32%	6.33%

Total Benefit Plan Expense Recognized

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Defined Benefit Plan Expense	$6	$14	$12	$18	$17	$15
Defined Contribution Plan Expense	44	43	34	-	-	-
Total Benefit Plans Expense	$50	$57	$46	$18	$17	$15

Defined Periodic Pension And OPEB Expense

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Current service cost	$5	$5	$4	$14	$12	$10
Interest cost	14	15	16	4	4	4
Expected return on plan assets	(28)	(15)	(15)	-	-	-
Amortization of net actuarial gain and losses	15	8	5	-	-	-
Amortization of transitional obligation	-	-	-	-	1	1
Amortization of net prior service costs	-	1	2	-	-	-
Total Defined Benefit Plan Expense	$6	$14	$12	$18	$17	$15

Recognized Amounts In Other Comprehensive Income

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Net actuarial (gains) losses	$2	$58	$4	$(5)	$(3)	$8
Amortization of net actuarial gains and losses	(15)	(8)	(5)	-	-	-
Amortization of transitional obligation	-	-	-	-	(1)	(1)
Amortization of net prior service costs	-	(1)	(2)	-	-	-
Net prior service costs (credit)	-	-	-	-	1	(1)
Total amounts recognized in other comprehensive (income) loss, before tax	$(13)	$49	$(3)	$(5)	$(3)	$6
Total amounts recognized in other comprehensive (income) loss, after tax	$(9)	$36	$(2)	$(4)	$(2)	$4

Weighted Average Assumptions Used In Determining Net Periodic Pension And Other Post-Retirement Benefit Cost

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Discount Rate	4.00%	5.00%	5.75%	4.31%	5.11%	5.96%
Long-Term Rate of Return on Plan Assets	6.75%	6.75%	6.75%	-	-	-
Rates of Increase in Compensation Levels	4.11%	4.11%	4.15%	6.41%	6.42%	6.42%

Assumed Health Care Cost Trend Rates

For the years ended December 31	2012	2011	2010

Health care cost trend rate for next year	7.70%	8.99%	8.85%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.63%	4.64%	4.64%
Year that the rate reaches the ultimate trend rate	2025	2026	2026

One Percent Change In Assumed Health Care Cost Trend Rate Over Projected Period

(millions)	1% Increase	1% Decrease

Effect on total of service and interest cost components	$2	$1
Effect on other post-retirement benefit obligations	$7	$6

Estimate Of Benefit Payments For The Next 10 Years

(millions)	Defined Benefit Pension Payments	Other Benefit Payments

2013	$19	$4
2014	20	5
2015	20	5
2016	21	6
2017	22	7
2018 - 2022	111	37

Plan Assets By Investment Asset Category And Fair Value Input Level

As at December 31	2012
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$50	$1	$-	$51
Fixed Income - Canadian Bond Funds	-	75	-	75
Equity - Domestic	34	63	-	97
Equity - International	-	72	-	72
Real Estate and Other	1	-	13	14
Fair Value of Plan Assets, End of Year	$85	$211	$13	$309

As at December 31	2011
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$39	$3	$-	$42
Fixed Income - Canadian Bond Funds	-	76	-	76
Equity - Domestic	29	56	-	85
Equity - International	-	58	-	58
Real Estate and Other	2	-	12	14
Fair Value of Plan Assets, End of Year	$70	$193	$12	$275

Real Estate And Other Investments

	Real Estate and Other
As at December 31	2012	2011

Balance, Beginning of Year	$12	$12
Purchases, issuances and settlements
Purchases	-	-
Settlements	-	-
Actual return on plan assets
Relating to assets sold during the reporting period	-	-
Relating to assets still held at the reporting date	1	-
Balance, End of Year	$13	$12

Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	19,390	28.79	14,240	30.89
Granted	1,514	20.99	9,628	25.13
Exercised - SARs	(17)	20.99	(3,327)	26.08
Exercised - Options	-	-	(39)	25.45
Forfeited	(1,704)	29.47	(1,112)	32.29
Expired	(2,015)	30.54	-	-
Outstanding, End of Year	17,168	27.84	19,390	28.79
Exercisable, End of Year	8,133	30.38	6,259	32.64

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Encana TSARs			Exercisable Encana TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	157	4.20	19.71	6	19.21
20.00 to 29.99	8,587	3.34	22.93	3,338	25.34
30.00 to 39.99	8,328	2.14	32.85	4,693	33.68
40.00 to 49.99	95	0.40	44.65	95	44.65
50.00 to 59.99	1	0.39	50.39	1	50.39
	17,168	2.75	27.84	8,133	30.38

Tandem Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	3,935	29.49	8,214	27.81
Exercised - SARs	(1,788)	29.14	(4,081)	26.17
Exercised - Options	(8)	26.69	(56)	23.10
Forfeited	(84)	31.31	(142)	30.01
Expired	(30)	28.74	-	-
Outstanding, End of Year	2,025	29.75	3,935	29.49
Exercisable, End of Year	2,025	29.75	3,203	30.22

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Cenovus TSARs			Exercisable Cenovus TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,087	1.12	26.28	1,087	26.28
30.00 to 39.99	886	0.16	33.26	886	33.26
40.00 to 49.99	52	0.44	42.70	52	42.70
	2,025	0.68	29.75	2,025	29.75

Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	7,879	31.50	9,108	31.46
Exercised - SARs	-	-	(505)	29.32
Exercised - Options	-	-	-	29.04
Forfeited	(779)	31.50	(724)	32.48
Expired	(2,221)	29.45	-	-
Outstanding, End of Year	4,879	32.44	7,879	31.50
Exercisable, End of Year	4,879	32.44	6,449	32.05

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012		Outstanding Encana Performance TSARs		Exercisable Encana Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	2,638	1.11	29.04	2,638	29.04
30.00 to 39.99	2,241	0.12	36.44	2,241	36.44
	4,879	0.66	32.44	4,879	32.44

Performance Tandem Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	5,751	28.60	8,940	28.49
Exercised - SARs	(2,188)	28.33	(2,758)	28.22
Exercised - Options	(12)	26.61	(3)	26.62
Forfeited	(314)	26.69	(428)	28.85
Expired	(32)	26.66	-	-
Outstanding, End of Year	3,205	29.00	5,751	28.60
Exercisable, End of Year	3,205	29.00	4,319	29.37

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012		Outstanding Cenovus Performance TSARs		Exercisable Cenovus Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,899	1.11	26.27	1,899	26.27
30.00 to 39.99	1,306	0.12	32.96	1,306	32.96
	3,205	0.71	29.00	3,205	29.00

Stock Appreciation Rights (SARs) [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,641	30.73	2,159	30.67
Exercised	(591)	29.69	(434)	30.02
Forfeited	(23)	34.45	(84)	32.80
Outstanding, End of Year	1,027	31.25	1,641	30.73
Exercisable, End of Year	1,027	31.25	1,256	32.08

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Cenovus SARs			Exercisable Cenovus SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	499	1.12	26.35	499	26.35
30.00 to 39.99	409	0.27	33.68	409	33.68
40.00 to 49.99	119	0.43	43.48	119	43.48
	1,027	0.70	31.25	1,027	31.25

Performance Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,710	32.07	3,018	32.01
Exercised	-	-	(82)	29.04
Forfeited	(255)	30.81	(226)	32.35
Outstanding, End of Year	2,455	32.20	2,710	32.07
Exercisable, End of Year	2,455	32.20	1,965	33.22

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Encana Performance SARs			Exercisable Encana Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,406	1.11	29.04	1,406	29.04
30.00 to 39.99	1,049	0.12	36.44	1,049	36.44
	2,455	0.69	32.20	2,455	32.20

Performance Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,282	28.88	3,006	28.96
Exercised	(835)	29.46	(550)	29.33
Forfeited	(128)	26.56	(174)	28.87
Outstanding, End of Year	1,319	28.74	2,282	28.88
Exercisable, End of Year	1,319	28.74	1,537	30.15

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Cenovus Performance SARs			Exercisable Cenovus Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	832	1.11	26.27	832	26.27
30.00 to 39.99	487	0.12	32.96	487	32.96
	1,319	0.75	28.74	1,319	28.74

Canadian Dollar Denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,238	875
Granted	213	697
Deemed Eligible to Vest	(427)	(263)
Units, in Lieu of Dividends	37	41
Forfeited	(100)	(112)
Outstanding, End of Year	961	1,238

Schedule Of Outstanding Restricted Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,751	-
Granted	298	1,790
Units, in Lieu of Dividends	77	35
Forfeited	(160)	(74)
Outstanding, End of Year	1,966	1,751

Canadian Dollar Denominated [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,973	33.81	2,187	33.86
Exercised	-	-	(55)	28.58
Forfeited	(130)	34.08	(159)	36.19
Outstanding, End of Year	1,843	33.79	1,973	33.81
Exercisable, End of Year	1,843	33.79	1,581	34.97

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	861	1.12	28.98	861	28.98
30.00 to 39.99	832	0.27	36.43	832	36.43
40.00 to 49.99	147	0.43	46.80	147	46.80
50.00 to 59.99	3	0.46	50.17	3	50.17
	1,843	0.68	33.79	1,843	33.79

U.S. Dollar Denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,089	796
Granted	27	565
Deemed Eligible to Vest	(393)	(240)
Units, in Lieu of Dividends	27	37
Forfeited	(57)	(69)
Outstanding, End of Year	693	1,089

Schedule Of Outstanding Restricted Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,574	-
Granted	83	1,581
Units, in Lieu of Dividends	63	30
Forfeited	(124)	(37)
Outstanding, End of Year	1,596	1,574

U.S. Dollar Denominated [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	12,645	26.78	4,719	30.73
Granted	482	20.54	8,550	24.91
Exercised	(29)	20.88	(121)	30.74
Forfeited	(933)	27.36	(503)	31.19
Outstanding, End of Year	12,165	26.50	12,645	26.78
Exercisable, End of Year	4,685	27.75	1,246	30.68

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	52	4.30	19.10	3	18.88
20.00 to 29.99	5,902	3.76	21.64	1,746	22.13
30.00 to 39.99	6,211	2.58	31.18	2,936	31.10
	12,165	3.16	26.50	4,685	27.75

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis

As at December 31, 2012	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (5)	Carrying Amount

Risk Management
Risk Management Assets (1)	$2	$617	$-	$619	$(29)	$590
Risk Management Liabilities (1)	-	32	12	44	(29)	15

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (2)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (3)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (4)	-	-	36	36	-	36

As at December 31, 2011	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (5)	Carrying Amount

Risk Management
Risk Management Assets (1)	$1	$2,124	$18	$2,143	$(96)	$2,047
Risk Management Liabilities (1)	-	103	-	103	(96)	7

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (2)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (3)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (4)	-	-	83	83	-	83

(1)Including current portion.

(2)Receivable from Cenovus.

(3)Payable to Cenovus employees.

(4)Payable to Cenovus.

(5)  Netting to offset derivative assets and liabilities with the same counterparty, which are presented within the fair value hierarchy on a gross basis, even where the legal right of offset exists.

Summary Of Changes In Level 3 Fair Value Measurements

	Risk Management		Share Units Resulting from Split Transaction
	2012	2011	2012	2011

Balance, Beginning of Year	$18	$(7)	$(83)	$(120)
Total gains (losses)	(18)	23	4	(32)
Purchases, issuances and settlements
Purchases	-	-	-	-
Settlements	(12)	2	43	69
Transfers in and out of Level 3	-	-	-	-
Balance, End of Year	$(12)	$18	$(36)	$(83)

Change in unrealized gains (losses) related to assets and liabilities held at end of year	$(21)	$22	$(7)	$(5)

Quantitative Information About Unobservable Inputs Used In Level 3

	Valuation Technique	Unobservable Input	2012	2011

Risk Management - Natural Gas Options	Option Model	Price Volatility	0.3% - 28.3%	-

Risk Management - Power	Discounted Cash Flow	Forward prices ($/Megawatt Hour)	$48.25 - $57.97	$71.50 - $77.55

Share Units Resulting from the Split Transaction	Option Model	Cenovus share unit volatility	30.18%	32.48%

Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management [Abstract]
Unrealized Risk Management Position

As at December 31	2012	2011

Risk Management Asset
Current	$479	$1,806
Long-term	111	241
	590	2,047

Risk Management Liability
Current	5	1
Long-term	10	6
	15	7
Net Risk Management Asset	$575	$2,040

Summary of Unrealized Risk Management Positions - By Product

As at December 31	2012			2011
	Risk Management			Risk Management
	Asset	Liability	Net	Asset	Liability	Net

Commodity Prices
Natural gas	$545	$6	$539	$2,032	$7	$2,025
Crude oil	45	-	45	-	-	-
Power	-	9	(9)	15	-	15
Total Fair Value	$590	$15	$575	$2,047	$7	$2,040

Commodity Price Positions

COMMODITY PRICE POSITIONS AS AT DECEMBER 31, 2012

	Notional Volumes		Term	Average Price		Fair Value

Natural Gas Contracts
Fixed Price Contracts
NYMEX Fixed Price	1,515	MMcf/d	2013	4.39	US$/Mcf	$462
NYMEX Fixed Price	748	MMcf/d	2014	4.22	US$/Mcf	51
NYMEX Fixed Price	825	MMcf/d	2015	4.37	US$/Mcf	41

Options			2013			(3)

Basis Contracts (1)			2013-2016			(14)

Other Financial Positions						2
Natural Gas Fair Value Position						539

Crude Oil Contracts
Fixed Price Contracts
Brent Fixed Price	9.3	Mbbls/d	2013	108.22	US$/bbl	4

Basis Contracts (2)			2013-2015			41
Crude Oil Fair Value Position						45

Power Purchase Contracts
Fair Value Position						(9)
Total Fair Value						$575

(1)

Encana has entered into swaps to protect against widening natural gas price differentials between production areas in Canada.  These basis swaps are priced using both fixed price differentials and differentials determined as a percentage of NYMEX.

(2)	Encana has entered into swaps to protect against widening oil price differentials between production areas in Canada and the U.S. These basis swaps are priced using fixed price differentials.

Earnings Impact Of Realized And Unrealized Gains (Losses) On Risk Management Positions

	Realized Gain (Loss)
For the years ended December 31	2012	2011	2010

Revenues, Net of Royalties	$2,149	$955	$1,207
Transportation and Processing	12	(7)	(4)
Gain on Risk Management	$2,161	$948	$1,203

	Unrealized Gain (Loss)
For the years ended December 31	2012	2011	2010

Revenues, Net of Royalties	$(1,441)	$854	$947
Transportation and Processing	(24)	25	(2)
Gain (Loss) on Risk Management	$(1,465)	$879	$945

Reconciliation Of Unrealized Risk Management Positions

	2012		2011	2010
	Fair Value	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)

Fair Value of Contracts, Beginning of Year	$2,040
Change in Fair Value of Contracts in Place at Beginning of Year
and Contracts Entered into During the Year	696	$696	$1,827	$2,148
Fair Value of Contracts Realized During the Year	(2,161)	(2,161)	(948)	(1,203)
Fair Value of Contracts, End of Year	$575	$(1,465)	$879	$945

Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices

	2012		2011
	10% Price Increase	10% Price Decrease	10% Price Increase	10% Price Decrease

Natural gas price	$(446)	$446	$(305)	$305
Crude oil price	(20)	20	-	-
Power price	6	(6)	6	(6)

Timing Of Cash Outflows To Financial Liabilities

	Less Than 1 Year	1 - 3 Years	4 - 5 Years	6 - 9 Years	Thereafter	Total

Accounts Payable and Accrued Liabilities	$2,003	$-	$-	$-	$-	$2,003
Risk Management Liabilities	5	8	2	-	-	15
Long-Term Debt (1)	963	1,793	1,464	2,982	6,874	14,076

(1) Principal and interest.

Supplementary Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Information [Abstract]
Net Change In Non-Cash Working Capital

For the years ended December 31	2012	2011	2010

Operating Activities
Accounts receivable and accrued revenues	$82	$10	$196
Accounts payable and accrued liabilities	(456)	94	(86)
Income tax payable and receivable	51	(119)	(2,108)
	$(323)	$(15)	$(1,998)

Supplementary Cash Flow Information

For the years ended December 31	2012	2011	2010

Interest Paid	$509	$486	$507
Income Taxes Paid, net of Amounts Recovered	$(124)	$(88)	$2,024

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments

	Expected Future Payments
(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Transportation and Processing	$905	$970	$991	$868	$829	$5,030	$9,593
Drilling and Field Services	366	114	70	48	21	51	670
Operating Leases	51	48	44	38	29	71	281
Total	$1,322	$1,132	$1,105	$954	$879	$5,152	$10,544

Supplementary Oil And Gas Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Oil And Gas Information [Abstract]
Net Proved Reserves

	Natural Gas (Bcf)			Oil and NGLs (MMbbls)
	Canada	United States	Total	Canada	United States	Total
2010
Beginning of year	5,349	5,713	11,062	35.5	41.2	76.7
Revisions and improved recovery	150	517	667	13.6	0.2	13.8
Extensions and discoveries	1,067	1,808	2,875	11.5	4.7	16.2
Purchase of reserves in place	116	81	197	0.4	0.5	0.9
Sale of reserves in place	(82)	(257)	(339)	(1.9)	(4.9)	(6.8)
Production	(483)	(679)	(1,162)	(4.8)	(3.5)	(8.3)
End of year	6,117	7,183	13,300	54.3	38.2	92.5
Developed	3,132	3,678	6,810	24.9	24.0	48.9
Undeveloped	2,985	3,505	6,490	29.4	14.2	43.6
Total	6,117	7,183	13,300	54.3	38.2	92.5

2011
Beginning of year	6,117	7,183	13,300	54.3	38.2	92.5
Revisions and improved recovery	3	(204)	(201)	32.3	(0.7)	31.6
Extensions and discoveries	826	1,121	1,947	18.2	5.4	23.6
Purchase of reserves in place	72	23	95	0.2	0.1	0.3
Sale of reserves in place	(158)	(927)	(1,085)	(4.7)	(1.3)	(6.0)
Production	(531)	(685)	(1,216)	(5.3)	(3.5)	(8.8)
End of year	6,329	6,511	12,840	95.0	38.2	133.2
Developed	3,523	3,286	6,809	39.6	24.4	64.0
Undeveloped	2,806	3,225	6,031	55.4	13.8	69.2
Total	6,329	6,511	12,840	95.0	38.2	133.2

2012
Beginning of year	6,329	6,511	12,840	95.0	38.2	133.2
Revisions and improved recovery (3)	(1,497)	(1,701)	(3,198)	(10.0)	38.9	28.9
Extensions and discoveries	638	338	976	25.9	39.2	65.1
Purchase of reserves in place	38	8	46	-	0.1	0.1
Sale of reserves in place	(461)	(321)	(782)	(2.2)	(3.8)	(6.0)
Production	(497)	(593)	(1,090)	(7.1)	(4.2)	(11.3)
End of year	4,550	4,242	8,792	101.6	108.4	210.0
Developed	2,985	2,628	5,613	47.8	43.1	90.9
Undeveloped	1,565	1,614	3,179	53.8	65.3	119.1
Total	4,550	4,242	8,792	101.6	108.4	210.0

Notes:

(1)  Definitions:

            a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests.

          b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations.

          c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well.

          d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

(2)  Encana does not file any estimates of total net proved natural gas, oil and NGL reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.

(3)   In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.

12-Month Average Trailing Prices

The following reference prices were utilized in the determination of reserves and future net revenue:

	Natural Gas		Oil and NGLs
	Henry Hub ($/MMBtu)	AECO (C$/MMBtu)	WTI ($/bbl)	Edmonton (1) (C$/bbl)

Reserves Pricing (2)
2010	4.38	4.03	79.43	76.22
2011	4.12	3.76	96.19	96.53
2012	2.76	2.35	94.71	87.42

(1)    Light Sweet.

(2)  All prices were held constant in all future years when estimating net revenues and reserves.

Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Future cash inflows	15,471	27,731	25,535	14,124	26,558	29,428
Less future:
Production costs	6,273	9,717	8,676	4,095	6,195	6,894
Development costs	3,424	6,424	4,971	3,572	7,189	7,539
Asset retirement obligation payments	1,693	1,762	1,876	638	597	605
Income taxes	-	784	920	555	2,730	2,966
Future net cash flows	4,081	9,044	9,092	5,264	9,847	11,424
Less 10% annual discount for estimated timing of cash flows	1,079	3,759	3,803	2,249	4,384	5,277
Discounted future net cash flows	3,002	5,285	5,289	3,015	5,463	6,147

	Total
($ millions)	2012	2011	2010

Future cash inflows	29,595	54,289	54,963
Less future:
Production costs	10,368	15,912	15,570
Development costs	6,996	13,613	12,510
Asset retirement obligation payments	2,331	2,359	2,481
Income taxes	555	3,514	3,886
Future net cash flows	9,345	18,891	20,516
Less 10% annual discount for estimated timing of cash flows	3,328	8,143	9,080
Discounted future net cash flows	6,017	10,748	11,436

Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves

CHANGES IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Balance, beginning of year	5,285	5,289	4,089	5,463	6,147	4,343
Changes resulting from:
Sales of oil and gas produced during the period	(1,808)	(1,951)	(2,032)	(2,223)	(2,653)	(2,915)
Discoveries and extensions, net of related costs	509	1,161	975	319	887	1,243
Purchases of proved reserves in place	7	55	146	8	42	77
Sales and transfers of proved reserves in place	(155)	(212)	(96)	(369)	(1,021)	(198)
Net change in prices and production costs	(1,364)	516	1,645	(2,106)	733	3,827
Revisions to quantity estimates	(1,290)	188	174	(2,858)	(336)	610
Accretion of discount	571	576	433	693	762	465
Previously estimated development costs incurred,
net of change in future development costs	946	(441)	216	3,021	832	(289)
Other	(7)	54	(28)	(79)	63	144
Net change in income taxes	308	50	(233)	1,146	7	(1,160)
Balance, end of year	3,002	5,285	5,289	3,015	5,463	6,147

	Total
($ millions)	2012	2011	2010

Balance, beginning of year	10,748	11,436	8,432
Changes resulting from:
Sales of oil and gas produced during the period	(4,031)	(4,604)	(4,947)
Discoveries and extensions, net of related costs	828	2,048	2,218
Purchases of proved reserves in place	15	97	223
Sales and transfers of proved reserves in place	(524)	(1,233)	(294)
Net change in prices and production costs	(3,470)	1,249	5,472
Revisions to quantity estimates	(4,148)	(148)	784
Accretion of discount	1,264	1,338	898
Previously estimated development costs incurred,
net of change in future development costs	3,967	391	(73)
Other	(86)	117	116
Net change in income taxes	1,454	57	(1,393)
Balance, end of year	6,017	10,748	11,436

Results Of Operations

RESULTS OF OPERATIONS

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Oil and gas revenues, net of royalties, transportation	2,205	2,382	2,393	2,713	3,294	3,613
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	397	431	361	490	641	698
Depreciation, depletion and amortization	748	966	826	1,102	1,226	1,094
Impairments	1,822	2,249	-	2,842	-	-
Operating income (loss)	(762)	(1,264)	1,206	(1,721)	1,427	1,821
Income taxes	(191)	(335)	340	(623)	517	659
Results of operations	(571)	(929)	866	(1,098)	910	1,162

	Total
($ millions)	2012	2011	2010

Oil and gas revenues, net of royalties, transportation	4,918	5,676	6,006
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	887	1,072	1,059
Depreciation, depletion and amortization	1,850	2,192	1,920
Impairments	4,664	2,249	-
Operating income (loss)	(2,483)	163	3,027
Income taxes	(814)	182	999
Results of operations	(1,669)	(19)	2,028

Capitalized Costs

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Proved oil and gas properties	26,024	27,259	24,820	24,825	23,319	21,834
Unproved oil and gas properties	716	968	1,114	579	458	1,044
Total capital cost	26,740	28,227	25,934	25,404	23,777	22,878
Accumulated DD&A	23,962	20,906	17,985	21,236	17,294	16,051
Net capitalized costs	2,778	7,321	7,949	4,168	6,483	6,827

	Other			Total
($ millions)	2012	2011	2010	2012	2011	2010

Proved oil and gas properties	104	112	167	50,953	50,690	46,821
Unproved oil and gas properties	-	-	-	1,295	1,426	2,158
Total capital cost	104	112	167	52,248	52,116	48,979
Accumulated DD&A	104	112	167	45,302	38,312	34,203
Net capitalized costs	-	-	-	6,946	13,804	14,776

Costs Incurred

COSTS INCURRED

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Acquisitions
Unproved	121	261	395	235	53	97
Proved	18	149	197	5	52	44
Total acquisitions	139	410	592	240	105	141
Exploration costs	201	174	58	633	181	198
Development costs	1,366	1,857	2,156	1,094	2,265	2,304
Total costs incurred	1,706	2,441	2,806	1,967	2,551	2,643

	Total
($ millions)	2012	2011	2010

Acquisitions
Unproved	356	314	492
Proved	23	201	241
Total acquisitions	379	515	733
Exploration costs	834	355	256
Development costs	2,460	4,122	4,460
Total costs incurred	3,673	4,992	5,449

Cost Not Subject To Depletion Or Amortization

As at December 31	2012	2011

Canada	$716	$968
United States	579	458
	$1,295	$1,426

The following is a summary of the costs related to Encana’s unproved properties as at December 31, 2012:

	2012	2011	2010	Prior to 2010	Total

Acquisition Costs	$403	$280	$231	$268	$1,182
Exploration Costs	33	25	3	52	113
	$436	$305	$234	$320	$1,295

Summary of Significant Accounting Policies (Details)	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Corporate [Member] Maximum [Member]	Dec. 31, 2012 Corporate [Member] Minimum [Member]	Dec. 31, 2012 Market Optimization [Member] Maximum [Member]	Dec. 31, 2012 Market Optimization [Member] Minimum [Member]	Jul. 31, 2012 Bow Office Project [Member]
Significant Accounting Policies [Line Items]
Minimum percent of the greater of the benefit obligation and fair value of plan assets for determining pension expense	10.00%
Minimum percent of likely of tax benefit being realized upon settlement	50.00%
Number of months used in calculating average trailing price	12 months
Discount rate of unescalated future development and production cost	10.00%
Minimum percentage of company country reserve quantities sold for recognition of gain loss on divestiture	25.00%
Assets estimated service lives		25 years	3 years	25 years	20 years	60 years
Property, Plant and Equipment, Useful Life		25 years	3 years	25 years	20 years	60 years

Segmented Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 29, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of plants sold	2
Amount Reclassified From Operating Expenses to Transportation and Proccessing Expense		$ 240	$ 239
Number Of Major Customers That Accounted For More Than Ten Percent Of Revenue		2	1	1
Entity-Wide Revenue, Major Customer, Amount		1,195	831	1,055
Major Customer Percentage of Total Revenues		10.00%
Canadian Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from External Customers		177	266	292
Canadian Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Amount Reclassified From Operating Expenses to Transportation and Proccessing Expense			$ 240	$ 239

Segmented Information (Segment And Geographical Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	$ 5,160	$ 8,467	$ 8,870
Production and mineral taxes	105	198	217
Transportation and processing	1,231	1,193	1,100
Operating	794	866	827
Purchased product	349	635	739
Operating Cash Flow	2,681	5,575	5,987
Depreciation, depletion and amortization	1,956	2,282	2,008
Asset Impairment Charges	4,695	2,249
Operating Income (Loss), Total	(3,970)	1,044	3,979
Accretion of asset retirement obligation	53	50	46
Administrative	392	350	362
Interest	522	468	501
Foreign exchange (gain) loss, net	(107)	133	(251)
Other	1	21	2
Non-Operating Expenses	861	1,022	660
Net Earnings (Loss) Before Income Tax	(4,831)	22	3,319
Income tax expense (recovery)	(2,037)	17	976
Net Earnings (Loss)	(2,794)	5	2,343
Canadian Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	2,760	2,872	2,829
Production and mineral taxes	9	15	8
Transportation and processing	555	490	436
Operating	352	380	324
Operating Cash Flow	1,844	1,987	2,061
Depreciation, depletion and amortization	748	966	826
Asset Impairment Charges	1,822	2,249
Operating Income (Loss), Total	(726)	(1,228)	1,235
USA Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	3,365	4,022	4,275
Production and mineral taxes	96	183	209
Transportation and processing	652	728	662
Operating	377	444	472
Operating Cash Flow	2,240	2,667	2,932
Depreciation, depletion and amortization	1,102	1,226	1,094
Asset Impairment Charges	2,842
Operating Income (Loss), Total	(1,704)	1,441	1,838
Market Optimization [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	419	703	797
Operating	48	40	34
Purchased product	349	635	739
Operating Cash Flow	22	28	24
Depreciation, depletion and amortization	12	12	11
Operating Income (Loss), Total	10	16	13
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	(1,384)	870	969
Transportation and processing	24	(25)	2
Operating	17	2	(3)
Operating Cash Flow	(1,425)	893	970
Depreciation, depletion and amortization	94	78	77
Asset Impairment Charges	31
Operating Income (Loss), Total	$ (1,550)	$ 815	$ 893

Segmented Information (Product And Divisional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Information [Line Items]
Revenues, Net of Royalties	$ 5,160	$ 8,467	$ 8,870
Production and mineral taxes	105	198	217
Transportation and processing	1,231	1,193	1,100
Operating	794	866	827
Purchased product	349	635	739
Operating Cash Flow	2,681	5,575	5,987
Canadian Division [Member]
Product Information [Line Items]
Revenues, Net of Royalties	2,760	2,872	2,829
Production and mineral taxes	9	15	8
Transportation and processing	555	490	436
Operating	352	380	324
Operating Cash Flow	1,844	1,987	2,061
Canadian Division [Member] | Natural Gas [Member]
Product Information [Line Items]
Revenues, Net of Royalties	2,225	2,376	2,480
Production and mineral taxes	1	10	7
Transportation and processing	549	481	429
Operating	327	360	298
Operating Cash Flow	1,348	1,525	1,746
Canadian Division [Member] | Oil & NGLs [Member]
Product Information [Line Items]
Revenues, Net of Royalties	500	453	305
Production and mineral taxes	8	5	1
Transportation and processing	6	9	7
Operating	14	6	12
Operating Cash Flow	472	433	285
Canadian Division [Member] | Other [Member]
Product Information [Line Items]
Revenues, Net of Royalties	35	43	44
Operating	11	14	14
Operating Cash Flow	24	29	30
USA Division [Member]
Product Information [Line Items]
Revenues, Net of Royalties	3,365	4,022	4,275
Production and mineral taxes	96	183	209
Transportation and processing	652	728	662
Operating	377	444	472
Operating Cash Flow	2,240	2,667	2,932
USA Division [Member] | Natural Gas [Member]
Product Information [Line Items]
Revenues, Net of Royalties	2,993	3,664	3,912
Production and mineral taxes	68	157	185
Transportation and processing	652	728	662
Operating	347	423	397
Operating Cash Flow	1,926	2,356	2,668
USA Division [Member] | Oil & NGLs [Member]
Product Information [Line Items]
Revenues, Net of Royalties	348	295	244
Production and mineral taxes	28	26	24
Operating	25	3
Operating Cash Flow	295	266	220
USA Division [Member] | Other [Member]
Product Information [Line Items]
Revenues, Net of Royalties	24	63	119
Operating	5	18	75
Operating Cash Flow	19	45	44
Market Optimization [Member]
Product Information [Line Items]
Revenues, Net of Royalties	419	703	797
Operating	48	40	34
Purchased product	349	635	739
Operating Cash Flow	22	28	24
Market Optimization [Member] | Marketing Sales [Member]
Product Information [Line Items]
Revenues, Net of Royalties	4,260	6,680	6,729
Transportation and processing	528	506	384
Operating	84	75	76
Purchased product	3,593	6,035	6,236
Operating Cash Flow	55	64	33
Market Optimization [Member] | Upstream Eliminations [Member]
Product Information [Line Items]
Revenues, Net of Royalties	(3,841)	(5,977)	(5,932)
Transportation and processing	(528)	(506)	(384)
Operating	(36)	(35)	(42)
Purchased product	(3,244)	(5,400)	(5,497)
Operating Cash Flow	$ (33)	$ (36)	$ (9)

Segmented Information (Capital Expenditures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 3,476	$ 4,610	$ 4,779
Canadian Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,567	2,031	2,214
USA Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,727	2,446	2,502
Market Optimization [Member]
Segment Reporting Information [Line Items]
Capital expenditures	7	2	2
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 175	$ 131	$ 61

Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 1,725	$ 1,698
Property, Plant and Equipment	9,751	16,057
Total Assets	18,700	23,415
Canadian Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	1,252	1,225
Property, Plant and Equipment	2,960	7,493
Total Assets	4,748	11,090
USA Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	473	473
Property, Plant and Equipment	4,405	6,733
Total Assets	5,664	7,691
Market Optimization [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment	106	108
Total Assets	161	166
Corporate & Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment	2,280	1,723
Total Assets	$ 8,127	$ 4,468

Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Geographic Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 1,725	$ 1,698
Property, Plant and Equipment	9,751	16,057
Total Assets	18,700	23,415
Canada [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	1,252	1,225
Property, Plant and Equipment	5,186	9,261
Total Assets	12,041	14,652
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	473	473
Property, Plant and Equipment	4,565	6,796
Total Assets	6,639	8,698
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 20	$ 65

Acquisitions and Divestitures (Narrative) (Details) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended												1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 29, 2012 item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Canadian Division [Member] USD ($)	Dec. 31, 2011 Canadian Division [Member] USD ($)	Dec. 31, 2010 Canadian Division [Member] USD ($)	Dec. 31, 2012 USA Division [Member] USD ($)	Dec. 31, 2011 USA Division [Member] USD ($)	Dec. 31, 2010 USA Division [Member] USD ($)	Dec. 31, 2012 Corporate & Other [Member] USD ($)	Dec. 31, 2011 Ft. Lupton Natural Gas Processing Plant [Member] USA Division [Member] USD ($)	Dec. 31, 2011 South Piceance Natural Gas Gathering Assets [Member] USA Division [Member] USD ($)	Mar. 31, 2012 North Texas Natural Gas Producing Properties [Member] USA Division [Member] USD ($)	Dec. 31, 2011 North Texas Natural Gas Producing Properties [Member] USA Division [Member] USD ($)	Dec. 31, 2012 Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member]	Feb. 29, 2012 Natural Gas Processing Plants (Member) Canadian Division [Member] CAD item	Dec. 31, 2012 Parent Company [Member] Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member]	Feb. 29, 2012 Mitsubishi Corporation (member) Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member] CAD	Dec. 31, 2012 Mitsubishi Corporation (member) Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member] CAD	Apr. 30, 2012 Toyota Tsusho (member) Toyota Tsusho Agreement (Member) Canadian Division [Member] CAD	Dec. 31, 2012 Toyota Tsusho (member) Toyota Tsusho Agreement (Member) Canadian Division [Member] CAD	Dec. 31, 2012 PetroChina (member) PetroChina Duvernay Partnership [Member] Canadian Division [Member] CAD	Dec. 31, 2012 PetroChina (member) PetroChina Duvernay Partnership [Member] Canadian Division [Member] CAD
Acquisitions and Divestutures [Line Items]
Acquisitions		$ 379	$ 515	$ 733	$ 139	$ 410	$ 592	$ 240	$ 105	$ 141
Proceeds from divestitures		4,043	2,080	883	3,770	350	288	271	1,730	595	2	296	547	114	836		920
Number of plants sold	2																2
Cutbank Ridge Partnership Percentages																		60.00%		40.00%
Duvernay Partnership Percentages																							49.90%	49.90%
Total Investment by Partner																				2,900		600		2,180
Initial Investment by Partner																			1,450		100		1,180
Future Capital Investment Percentage																				40.00%
Subsequent Investment Amount																				1,450		500		1,000
Commitment Period																5 years						7 years		4 years
Capital Funding Percentage																		30.00%
Gross Overriding Royalty Interest																						32.50%

Acquisitions and Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisitions and Divestutures [Line Items]
Acquisitions	$ 379	$ 515	$ 733
Divestitures	(4,043)	(2,080)	(883)
Net Acquistions and Divestitures	(3,664)	(1,565)	(150)
Canadian Division [Member]
Acquisitions and Divestutures [Line Items]
Acquisitions	139	410	592
Divestitures	(3,770)	(350)	(288)
USA Division [Member]
Acquisitions and Divestutures [Line Items]
Acquisitions	240	105	141
Divestitures	(271)	(1,730)	(595)
Corporate & Other [Member]
Acquisitions and Divestutures [Line Items]
Divestitures	$ (2)

Interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest [Abstract]
Interest	$ 522	$ 468	$ 501
Debt	474	488	485
Other	$ 48	$ (20)	$ 16

Foreign Exchange (Gain) Loss, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	$ (112)	$ 96	$ (278)
Foreign Exchange on Intercompany Transactions	4	18	1
Other Monetary Revaluations And Settlements	1	19	26
Foreign Exchange (Gain) Loss, Net	(107)	133	(251)
Translation Of U.S. Dollar Debt Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	(131)	107	(282)
Translation Of U.S. Dollar Risk Management Contracts Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	$ 19	$ (11)	$ 4

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Undistributed Earnings from Foreign Subsidiaries	$ 3,000,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	8,000,000	18,000,000	3,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 3,000,000	$ 11,000,000

Income Taxes (Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ (200)	$ (195)	$ (213)
Deferred	(1,837)	212	1,189
Income Tax Expense (Benefit)	(2,037)	17	976
Canada [Member]
Current	(219)	(373)	(234)
Deferred	(902)	(227)	440
United States [Member]
Current	(25)	102	(49)
Deferred	(935)	442	749
Other [Member]
Current	44	76	70
Deferred		$ (3)

Income Taxes (Income Taxes Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ (4,831)	$ 22	$ 3,319
Canadian Statutory rate	25.00%	26.50%	28.20%
Expected Income Tax	(1,208)	6	936
Statutory and other rate differences	(360)	118	101
Effect of legislative changes			13
International financing	(52)	(65)	(78)
Non-taxable capital (gains) losses	(16)	20	(38)
Tax differences on divestitures and transactions	(307)
Partnership tax allocation in excess of funding	(40)
Adjustment in respect of prior periods	(64)	(60)	36
Other	10	(2)	6
Income Tax Expense (Benefit), Total	(2,037)	17	976
Effective Tax Rate	42.20%	77.30%	29.40%
Canada [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	(2,246)	(1,973)	890
United States [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	(2,978)	1,477	1,928
Other [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ 393	$ 518	$ 501

Income Taxes (Deferred Income Taxes Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred Income Tax Liabilities , Property, plant and equipment		$ 661
Deferred Income Tax Liabilities , Risk management	176	640
Deferred Income Tax Liabilities , Unrealized foreign exchange gains	205	182
Deferred Income Tax Liabilities , Other	14	44
Deferred Income Tax Assets, Property, plant and equipment	(995)	(200)
Deferred Income Tax Assets, Compensation plans	(113)	(112)
Deferred Income Tax Assets, Accrued and unpaid expense	(65)	(75)
Deferred Income Tax Assets, Non-capital and net capital losses carried forward	(119)	(121)
Deferred Income Tax Assets, Alternative minimum tax and foreign tax credits	(122)	(152)
Deferred Income Tax Assets, Other	(61)	(102)
Net Deferred Income Tax Liability	$ (1,080)	$ 765

Income Taxes (Deferred Income Taxes Liability Reflected In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current deferred income tax liability	$ 59	$ 442
Non-current deferred income tax liability		511
Current deferred income tax asset	(23)
Non-current deferred income tax asset	(1,116)	(188)
Net Deferred Income Tax Liability	$ (1,080)	$ 765

Income Taxes (Tax Pool Amounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Canada [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards	$ 67
Operating Loss Carryforwards, Expiration Dates	2015 - 2032
Alternative Minimum Tax Credits [Member] | United States [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Indefinite
Other Tax Carryforward, Gross Amount	102
Charitable Donations [Member] | Canada [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	2015 - 2017
Other Tax Carryforward, Gross Amount	26
Foreign Tax Credits [Member] | United States [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	2021-12-31
Other Tax Carryforward, Gross Amount	20
Capital Loss Carryforward [Member] | Canada [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Indefinite
Other Tax Carryforward, Gross Amount	$ 406

Income Taxes (Unrecognized Tax Benefits Excluding Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Unrecognized Tax Benefits, Beginning Balance	$ 165	$ 252
Additions for tax positions taken in current year	2	2
Additions for tax positions of prior years	3	7
Reductions for tax positions of prior years	(2)
Lapse of statute of limitations	(4)	(1)
Settlements	(4)	(92)
Foreign currency translation	4	(3)
Unrecognized Tax Benefits, Ending Balance	$ 164	$ 165

Income Taxes (Unrecognized Tax Benefit Reflected In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Unrecognized Tax Benefit - Income Tax Receivable	$ 59	$ 13
Unrecognized Tax Benefit - Other Liabilities and Provisions	134	178
Unrecognized Tax Benefit - Current Deferred Income Tax Liability	5	12
Unrecognized Tax Benefit - Noncurrent Deferred Income Tax Liability	(34)	(38)
Unrecognized Tax Benefits	$ 164	$ 165	$ 252

Income Taxes (Summary Of Tax Years By Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2012
Maximum [Member] | Canada [Member] | Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Maximum [Member] | Canada [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Maximum [Member] | United States [Member] | Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Maximum [Member] | United States [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Maximum [Member] | Other [Member] | Other Taxing Authority [Member]
Income Tax Contingency [Line Items]
Taxation Year	2012
Minimum [Member] | Canada [Member] | Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Taxation Year	2005
Minimum [Member] | Canada [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2005
Minimum [Member] | United States [Member] | Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Taxation Year	2008
Minimum [Member] | United States [Member] | Provincial/State [Member]
Income Tax Contingency [Line Items]
Taxation Year	2008
Minimum [Member] | Other [Member] | Other Taxing Authority [Member]
Income Tax Contingency [Line Items]
Taxation Year	2011

Accounts Receivable And Accrued Revenues (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable And Accrued Revenues [Abstract]
Trade Receivables and Accrued Revenues	$ 905	$ 991
Prepaids, Deposits and Other	350	103
Accounts Receivable and Accrued Revenues Gross	1,255	1,094
Allowance for Doubtful Accounts	(19)	(19)
Accounts Receivable and Accrued Revenues	$ 1,236	$ 1,075

Property, Plant And Equipment, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Offshore Facility [Member]	Dec. 31, 2011 Offshore Facility [Member]	Jul. 31, 2012 Bow Office Project [Member]	Dec. 31, 2007 Bow Office Project [Member]	Dec. 31, 2012 Bow Office Project [Member]	Dec. 31, 2011 Bow Office Project [Member]	Dec. 31, 2012 Assets Held under Capital Leases [Member]	Dec. 31, 2011 Assets Held under Capital Leases [Member]	Dec. 31, 2012 Canadian Division [Member]	Dec. 31, 2011 Canadian Division [Member]	Dec. 31, 2010 Canadian Division [Member]	Dec. 31, 2012 USA Division [Member]	Dec. 31, 2011 USA Division [Member]	Dec. 31, 2010 USA Division [Member]	Dec. 31, 2012 Market Optimization [Member]	Dec. 31, 2011 Market Optimization [Member]	Dec. 31, 2012 Corporate & Other [Member]	Dec. 31, 2011 Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Internal Costs Capitalized	$ 471	$ 415
Fully Amortized Property Costs																			104	112
Property, Plant and Equipment, Net	9,751	16,057	612	607			1,668	1,309	207	147	2,960	7,493		4,405	6,733		106	108	2,280	1,723
Impairments	4,664	2,249									1,822	2,249	0	2,842	0	0
Period For Trailing Average Price	12 months
Capital lease obligations incurred															$ 158
Capital Lease Agreement Asset Conveyed Term In Years															5 years
Term Of Lease Agreement In Years						25 years
Property, Plant and Equipment, Useful Life					60 years

Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	$ 55,627		$ 54,864
Less: Accumulated depreciation, depletion and amortization	(45,876)	[1]	(38,807)	[1]
Property, plant and equipment, net	9,751		16,057
Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	26,922		28,399
Less: Accumulated depreciation, depletion and amortization	(23,962)	[1]	(20,906)	[1]
Property, plant and equipment, net	2,960		7,493
USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	25,641		24,027
Less: Accumulated depreciation, depletion and amortization	(21,236)	[1]	(17,294)	[1]
Property, plant and equipment, net	4,405		6,733
Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	106		108
Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	2,280		1,723
Proved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	26,024		27,259
Less: Accumulated depreciation, depletion and amortization	(23,962)	[1]	(20,906)	[1]
Property, plant and equipment, net	2,062		6,353
Proved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	24,825		23,319
Less: Accumulated depreciation, depletion and amortization	(21,236)	[1]	(17,294)	[1]
Property, plant and equipment, net	3,589		6,025
Unproved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	716		968
Property, plant and equipment, net	716		968
Unproved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	579		458
Property, plant and equipment, net	579		458
Other Capitalized Property Plant and Equipment [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	182		172
Property, plant and equipment, net	182		172
Other Capitalized Property Plant and Equipment [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	237		250
Property, plant and equipment, net	237		250
Other Capitalized Property Plant and Equipment [Member] | Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	235		223
Less: Accumulated depreciation, depletion and amortization	(129)	[1]	(115)	[1]
Property, plant and equipment, net	106		108
Other Capitalized Property Plant and Equipment [Member] | Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	2,829		2,215
Less: Accumulated depreciation, depletion and amortization	(549)	[1]	(492)	[1]
Property, plant and equipment, net	$ 2,280		$ 1,723

[1]	Depreciation, depletion and amortization.

Cash In Reserve (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash In Reserve [Abstract]
Restricted Cash and Cash Equivalents	$ 54	$ 469

Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Deferred Charges and Debt Transaction Costs	$ 61	$ 67
Long-term Receivable	180	83
Long-Term Investments and Other	225	245
Other Assets	$ 466	$ 395

Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Goodwill Additions and Dispositions	$ 0	$ 0
Goodwill Impairment	$ 0	$ 0

Goodwill (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 1,725	$ 1,698
Canada [Member]
Goodwill [Line Items]
Goodwill	1,252	1,225
United States [Member]
Goodwill [Line Items]
Goodwill	$ 473	$ 473

Accounts Payable And Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Abstract]
Trade Payables	$ 417	$ 579
Capital Accruals	415	532
Royalty and Production Accruals	497	580
Other Accruals	497	499
Interest Payable	117	124
Outstanding Disbursements	27	68
Asset Retirement Obligation	33	46
Accounts Payable and Accrued Liabilities	$ 2,003	$ 2,428

Long-Term Debt (Narrative) (Details)	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] USD ($) item	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] CAD item	Dec. 31, 2012 Canada [Member] Shelf Prospectus [Member] USD ($)	Dec. 31, 2012 Canada [Member] Shelf Prospectus [Member] CAD	Nov. 30, 2012 United States [Member] USD ($)	Dec. 31, 2012 United States [Member] Revolving Credit Facility [Member] USD ($) item	Dec. 31, 2012 United States [Member] Shelf Prospectus [Member] USD ($)	Nov. 30, 2012 United States [Member] $600 Million U.S. Senior Unsecured Notes [Member] USD ($)	Nov. 30, 2012 United States [Member] US$400 Million U.S. Senior Unsecured Notes [Member] USD ($)	Nov. 30, 2012 United States [Member] US$500 Million 6.30 Percent Notes [Member] USD ($)	Dec. 31, 2012 United States [Member] US 5.8 Percent Notes Issued By Encana Holdings Finance Corp. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding				$ 0
Standby Fees	15,000,000	5,000,000	5,000,000
Line of Credit Facility, Maximum Borrowing Capacity					4,000,000,000	4,000,000,000				1,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity	5,000,000,000				4,000,000,000	4,000,000,000				999,000,000
Line of Credit, Expiration Date	Oct 1, 2015				Oct 1, 2015	Oct 1, 2015				Oct 1, 2015
Maximum Number of Extensions Per Year					1	1				1
Maximum Period Of Years Line Of Credit Can Extended					5 years	5 years				5 years
Additional Period In Days Added To Extension					90 days	90 days				90 days
Number Of Subsidiaries With Existing Committed Revolving Bank Credit Facility										1
Debt Instrument, Maximum Borrowing Capacity							2,000,000,000	2,000,000,000			4,000,000,000
Debt Instrument, Interest Rate, Stated Percentage												3.90%	5.15%	6.30%	5.80%
Debt Instrument, Maturity Date							Jun 1, 2013	Jun 1, 2013			Jun 1, 2014	Nov 15, 2021	Nov 15, 2041	Nov 1, 2011	May 1, 2014
Debt Instrument, Issuance Date							May 1, 2011	May 1, 2011			May 1, 2012	Nov 1, 2011
Debt Instrument, Unused Borrowing Capacity, Amount							2,000,000,000	2,000,000,000			4,000,000,000
Issuance of long-term debt		997,000,000							989,000,000
Repayment of long-term debt	503,000,000	500,000,000	200,000,000											500,000,000
Increase In Discount or Premium Capitalized	0	3,000,000
Long-term Debt Carrying Value	7,675,000,000	8,150,000,000
Long-term Debt, Fair Value	9,043,000,000	9,215,000,000
Noncontrolling Interest, Ownership Percentage by Parent															100.00%
Amortization Of Debt Remaining Life In Years	18 years
Unsecured Debt												$ 600,000,000	$ 400,000,000

Long-Term Debt (Schedule Of Long-Term Debt) (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 4.30% Due March 12, 2012 [Member]	Dec. 31, 2011 4.30% Due March 12, 2012 [Member] USD ($)	Dec. 31, 2012 4.75% Due October 15, 2013 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2012 Canadian Dollar Denominated Debt [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2012 Canadian Dollar Denominated Debt [Member] 4.30% Due March 12, 2012 [Member]	Dec. 31, 2011 Canadian Dollar Denominated Debt [Member] 4.30% Due March 12, 2012 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar Denominated Debt [Member] 5.80% Due January 18, 2018 [Member] USD ($)	Dec. 31, 2012 Canadian Dollar Denominated Debt [Member] 5.80% Due January 18, 2018 [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated Debt [Member] 5.80% Due January 18, 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 4.75% Due October 15, 2013 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 4.75% Due October 15, 2013 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 5.90% Due December 1, 2017 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 5.90% Due December 1, 2017 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 6.50% Due May 15, 2019 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 6.50% Due May 15, 2019 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 3.90% Due November 15, 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 3.90% Due November 15, 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 8.125% Due September 15, 2030 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 8.125% Due September 15, 2030 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 7.20% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 7.20% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 7.375% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 7.375% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 6.50% Due August 15, 2034 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 6.50% Due August 15, 2034 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 6.625% Due August 15, 2037 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 6.625% Due August 15, 2037 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 6.50% Due February 1, 2038 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 6.50% Due February 1, 2038 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 5.15% Due November 15, 2041 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated Debt [Member] 5.15% Due November 15, 2041 [Member] USD ($)
Debt Instrument [Line Items]
Unsecured Debt						$ 754	750	$ 1,229		$ 492	$ 754	750	$ 737	$ 6,900	$ 6,900	$ 500	$ 500	$ 1,000	$ 1,000	$ 700	$ 700	$ 500	$ 500	$ 600	$ 600	$ 300	$ 300	$ 350	$ 350	$ 500	$ 500	$ 750	$ 750	$ 500	$ 500	$ 800	$ 800	$ 400	$ 400
Total Principal	7,654	8,129
Increase In Value Of Debt Acquired	46	46
Debt Discounts	(25)	(25)
Current Portion of Long-Term Debt	(500)	(492)		(492)	(500)
Long-Term Debt	$ 7,175	$ 7,658
Debt Instrument, Interest Rate, Stated Percentage			4.30%		4.75%				4.30%		5.80%	5.80%				4.75%		5.80%		5.90%		6.50%		3.90%		8.13%		7.20%		7.38%		6.50%		6.63%		6.50%		5.15%
Debt Instrument, Maturity Date			Mar 12, 2012		Oct 15, 2013				Mar 12, 2012		Jan 18, 2018	Jan 18, 2018				Oct 15, 2013		May 1, 2014		Dec 1, 2017		May 15, 2019		Nov 15, 2021		Sep 15, 2030		Nov 1, 2031		Nov 1, 2031		Aug 15, 2034		Aug 15, 2037		Feb 1, 2038		Nov 15, 2041

Long-Term Debt (Schedule Of Current Portion Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Current Portion of Long-Term Debt	$ 500	$ 492
4.30% Due March 12, 2012 [Member]
Debt Instrument [Line Items]
Current Portion of Long-Term Debt		492
4.75% Due October 15, 2013 [Member]
Debt Instrument [Line Items]
Current Portion of Long-Term Debt	$ 500

Long-Term Debt (Schedule Of Mandatory Debt Payments) (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Canadian Dollar [Member] CAD	Dec. 31, 2012 United States Of America Dollars [Member] USD ($)
Debt Instrument [Line Items]
2013	$ 500			$ 500
2014	1,000			1,000
2017	700			700
Thereafter	5,454		750	4,700
Total Principal	$ 7,654	$ 8,129	750	$ 6,900

Other Liabilities And Provisions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
The Bow Office Project [Member]
Other Liabilities And Provisions [Line Items]
Term Of Lease Agreement In Years	25 years
Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Total Discounted Future Payments	564

Other Liabilities And Provisions (Schedule Of Other Liabilities And Provisions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities And Provisions [Line Items]
Obligation under Capital Lease	$ 69
Unrecognized Tax Benefits	134	178
Pensions and Other Post-Employment Benefits	165	184
Other	18	23
Other Liabilities and Provisions	2,672	2,301
The Bow Office Project [Member]
Other Liabilities And Provisions [Line Items]
Asset under Construction	1,674	1,309
Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Asset under Construction	$ 612	$ 607

Other Liabilities And Provisions (Schedule Of Expected Future Payments And Sublease Recoveries) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
The Bow Office Project [Member]
Other Liabilities And Provisions [Line Items]
Expected future payments, 2013	$ 86
Expected future payments, 2014	93
Expected future payments, 2015	93
Expected future payments, 2016	94
Expected future payments, 2017	95
Expected future payments, Thereafter	2,120
Expected future payments, Total	2,581
Sublease recoveries, 2013	(44)
Sublease recoveries, 2014	(46)
Sublease recoveries, 2015	(46)
Sublease recoveries, 2016	(47)
Sublease recoveries, 2017	(47)
Sublease recoveries, Thereafter	(1,049)
Sublease recoveries, Total	(1,279)
Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Expected future payments, 2013	74
Expected future payments, 2014	89
Expected future payments, 2015	89
Expected future payments, 2016	89
Expected future payments, 2017	89
Expected future payments, Thereafter	281
Expected future payments, Total	$ 711

Asset Retirement Obligation (Schedule of Change In Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation, Beginning of Year	$ 921	$ 820
Liabilities Incurred	43	43
Liabilities Settled	(90)	(111)
Change in Estimated Future Cash Outflows	28	132
Accretion of asset retirement obligation	53	50	46
Foreign Currency Translation and Other	14	(13)
Asset Retirement Obligation, End of Year	$ 969	$ 921	$ 820

Asset Retirement Obligation (Schedule Of Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation [Abstract]
Current Portion	$ 33	$ 46
Long-Term Portion	936	875
Asset Retirement Obligation, Total	$ 969	$ 921	$ 820

Share Capital (Narrative) (Details) (USD $)	3 Months Ended												12 Months Ended			24 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 item	Dec. 13, 2011 TORONTO STOCK EXCHANGE [Member]	Dec. 31, 2010 Share Capital [Member]	Dec. 31, 2010 Paid In Surplus [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]
Class of Stock [Line Items]
Common Stock, No Par Value
Shares for purchase under NCIB																	36,800,000
Stock Repurchased and Retired During Period, Value															$ 499,000,000	$ 0		$ 48,000,000	$ 6,000,000			$ 445,000,000
Stock Repurchased During Period, Shares													15,400,000
Dividends, Common Stock													588,000,000	588,000,000	590,000,000					588,000,000	588,000,000	590,000,000
Common Stock, Dividends, Per Share, Cash Paid	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.8	$ 0.8	$ 0.8
Dividends Payable, Date Declared													Feb 13, 2013
Dividends Payable, Amount Per Share	$ 0.2												$ 0.2			$ 0.2
Dividends Payable, Date to be Paid													Mar 28, 2013
Dividends Payable, Date of Record													Mar 15, 2013
Common Stock, Capital Shares Reserved for Future Issuance	18,800,000				10,900,000				11,800,000				18,800,000	10,900,000	11,800,000	18,800,000
First Percent Of Rights Granted To Become Exercisable After One Year													30.00%
Years After Rights Granted First Portion Of Rights Become Exercisable													1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years													30.00%
Years After Grand Date Rights Become Fully Exercisable or Fully Vested													3 years
Years After Grant Date Additional 30 percent Granted Vest													2 years
Years After Grant Date Rights Expire													5 years
Restricted Share Unit To Common Share Convertible Conversion Ratio													1
Resulting Number Of Companies	2												2			2
Impact on ECA Net Earnings For Share Units Held by Cenovus Employees													$ 0
Futher Encana Share Units Granted to Cenovus employees													0

Share Capital (Schedule Of Common Stock Issued And Outstanding) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Share Capital [Abstract]
Common Shares Outstanding, Beginning of Year, Shares	736.3	736.3
Common Shares Outstanding, End of Year, Shares	736.3	736.3
Common Shares Outstanding, Beginning of Year	$ 2,352	$ 2,354
Common Share Issued under Option Plans	2
Common Shares Outstanding, End of Year	$ 2,354	$ 2,354

Share Capital (Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Capital [Abstract]
Net Earnings (Loss)	$ (2,794)	$ 5	$ 2,343
Weighted Average Common Shares Outstanding - Basic	736.3	736.3	739.7
Effect of Dilutive Securities		0.9	0.1
Weighted Average Common Shares Outstanding - Diluted	736.3	737.2	739.8
Net Earnings (Loss) per Common Share, Basic	$ (3.79)	$ 0.01	$ 3.17
Net Earnings (Loss) per Common Share, Diluted	$ (3.79)	$ 0.01	$ 3.17

Share Capital (Summary Of Performance And Nonperformance Tandem Stock Appreciation Rights) (Details) (Cenovus Employees [Member], CAD) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012
Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSARs, Outstanding and Exercisable Number	3.2
TSARS, Outstanding and Exercisable, Weighted Average Exercise Price	33.08
Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSARs, Outstanding and Exercisable Number	4.6
TSARS, Outstanding and Exercisable, Weighted Average Exercise Price	32.37

Compensation Plans (Narrative) (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Operating Expense [Member] USD ($)	Dec. 31, 2011 Operating Expense [Member] USD ($)	Dec. 31, 2010 Operating Expense [Member] USD ($)	Dec. 31, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2011 General and Administrative Expense [Member] USD ($)	Dec. 31, 2010 General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Performance Share Units [Member]	Dec. 31, 2012 Deferred Share Units [Member]	Dec. 31, 2012 Restricted Share Units [Member]	Dec. 31, 2012 Restricted Cash Plan [Member]	Dec. 31, 2012 Maximum [Member] Deferred Share Units [Member]	Dec. 31, 2012 Minimum [Member] Deferred Share Units [Member]	Dec. 31, 2012 Encana [Member] CAD	Dec. 31, 2011 Encana [Member] CAD	Dec. 31, 2012 Encana [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Encana [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Encana [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Encana [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Encana [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Encana [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Encana [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 Encana [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2010 Encana [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 Encana [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Encana [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Encana [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2011 Encana [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2010 Encana [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2012 Encana [Member] Deferred Share Units [Member] USD ($)	Dec. 31, 2011 Encana [Member] Deferred Share Units [Member] USD ($)	Dec. 31, 2010 Encana [Member] Deferred Share Units [Member] USD ($)	Dec. 31, 2012 Encana [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2011 Encana [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2010 Encana [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2012 Encana [Member] Restricted Cash Plan [Member] USD ($)	Dec. 31, 2011 Encana [Member] Restricted Cash Plan [Member] USD ($)	Dec. 31, 2010 Encana [Member] Restricted Cash Plan [Member] USD ($)	Dec. 31, 2012 Cenovus [Member] CAD	Dec. 31, 2011 Cenovus [Member] CAD	Dec. 31, 2012 Cenovus [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Cenovus [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Cenovus [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Cenovus [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Cenovus [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Cenovus [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Cenovus [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 Cenovus [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2010 Cenovus [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 Cenovus [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Cenovus [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Cenovus [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Pension Benefit [Member] USD ($)	Dec. 31, 2011 Pension Benefit [Member] USD ($)	Dec. 31, 2010 Pension Benefit [Member] USD ($)	Dec. 31, 2012 OPEB [Member] USD ($)	Dec. 31, 2011 OPEB [Member] USD ($)	Dec. 31, 2010 OPEB [Member] USD ($)	Dec. 31, 2012 Domestic Equity [Member]	Dec. 31, 2011 Domestic Equity [Member]	Dec. 31, 2012 Foreign Equity[Member]	Dec. 31, 2011 Foreign Equity[Member]	Dec. 31, 2012 Bonds [Member]	Dec. 31, 2011 Bonds [Member]	Dec. 31, 2012 Real Estate And Other [Member]	Dec. 31, 2011 Real Estate And Other [Member]
Compensation Plans [Line Items]
First Percent Of Rights Granted To Become Exercisable After One Year	30.00%
Years After Rights Granted First Portion Of Rights Become Exercisable	1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years	30.00%
Years After Grant Date Additional 30 percent Granted Vest	2 years
Years After Grand Date Rights Become Fully Exercisable	3 years										3 years		3 years	3 years
Years After Grant Date Rights Expire	5 years
DSU Expiration Date												December 15
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													3 years
Fair Value Assumptions, Risk Free Interest Rate																	1.14%	0.97%																								1.14%	0.97%
Fair Value Assumption Dividend Yield																	4.07%	4.19%																								2.64%	2.36%
Fair Value Assumptions, Weighted Average Volatility Rate																	30.51%	31.59%																								30.18%	32.48%
Fair Value Assumptions, Expected Term																	1 year 6 months	2 years																								6 months	10 months 24 days
Share Price																	19.66	18.89																								33.29	33.83
Allocated Share-based Compensation Expense	$ 33,000,000	$ 14,000,000	$ 27,000,000	$ 13,000,000	$ 8,000,000	$ 12,000,000	$ 20,000,000	$ 6,000,000	$ 15,000,000
TotalCompensationCosts	47,000,000	28,000,000	38,000,000							0									6,000,000	(4,000,000)	(29,000,000)	(1,000,000)	(12,000,000)	(18,000,000)	7,000,000	(5,000,000)	6,000,000	(4,000,000)	(4,000,000)	12,000,000	15,000,000	15,000,000	2,000,000	5,000,000	0	25,000,000	15,000,000	0	18,000,000	6,000,000	0			(1,000,000)	6,000,000	32,000,000	(2,000,000)	14,000,000	24,000,000	(1,000,000)	3,000,000	5,000,000	0	5,000,000	7,000,000
Share Based Compensation Arrangement By Share Based Payment Award Performance Measure Period											3 years
Maximum Multiplication Of Original Performance Stock Units Granted May Be Awarded											2
Compensation Costs Recorded for Equity-Settled Transactions	5,000,000		2,000,000
Conversion Percentage Of High Performance Results Awards Into Deferred Share Units															50.00%	25.00%
Restricted Share Unit To Common Share Convertible Conversion Ratio	1												1
Percent Of Restricted Cash Plan Payable After Each Anniversary Of The Grant Date	33.33%
Average Remaining Service Period Of Active Participates In Plan In Years																																																								5 years			11 years
Pension and Other Postretirement Benefit Expense				55,000,000	60,000,000	49,000,000	13,000,000	14,000,000	12,000,000																																															50,000,000	57,000,000	46,000,000	18,000,000	17,000,000	15,000,000
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Pension Cost, Net of Tax	11,000,000	7,000,000	5,000,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Transition Asset (Obligation), Recognized in Net Periodic Benefit Cost, Net of Tax	(2,000,000)	41,000,000	7,000,000
Estimated Net Actuarial Loss And Net Prior Service Costs For The Plans That Will Be Amortized From Accumulated Other Comprehensive Income Into Net Benefit Plan Expense	15,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	9,000,000
Percent Of Pension Plan Assets Invested																																																														37.00%	36.00%	26.00%	25.00%	30.00%	33.00%	7.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.75%																																																							6.75%	6.75%	6.75%
Defined Benefit Plan, Actual Return on Plan Assets	26,000,000	6,000,000																																																						26,000,000	6,000,000
Accumulated Benefit Obligation	437,000,000	414,000,000																																																						332,000,000	319,000,000		105,000,000	95,000,000
Paid in surplus	$ 10,000,000	$ 5,000,000

Compensation Plans (Amounts Recognized For Share-Based Payment Transactions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Plans [Abstract]
Compensation Costs Recorded for Cash-Settled Transactions	$ 42	$ 28	$ 36
Compensation Costs Recorded for Equity-Settled Transactions	5		2
Total Compensation Costs	47	28	38
Less: Total Compensation Costs Capitalized	(14)	(14)	(11)
Total Compensation Expense	33	14	27
Liability for Unvested Cash-Settled Share-Based Payment Transactions	85	69	76
Liability for Vested Cash-Settled Share-Based Payment Transactions	71	86	148
Liability for Cash-Settled Share-Based Payment Transactions	$ 156	$ 155	$ 224

Compensation Plans (Schedule Of Outstanding Stock Appreciation Rights) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2011 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2011 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2011 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2011 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] U.S. Dollar Denominated [Member] USD ($)	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] U.S. Dollar Denominated [Member] USD ($)	Dec. 31, 2012 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2011 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2011 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, Beginning of Year	19,390	14,240	3,935	8,214	7,879	9,108	5,751	8,940	1,973	2,187	1,641	2,159	12,645	4,719	2,710	3,018	2,282	3,006
Granted	1,514	9,628											482	8,550
Exercised - SARs	(17)	(3,327)	(1,788)	(4,081)		(505)	(2,188)	(2,758)		(55)	(591)	(434)	(29)	(121)		(82)	(835)	(550)
Exercised - Options		(39)	(8)	(56)			(12)	(3)
Forfeited	(1,704)	(1,112)	(84)	(142)	(779)	(724)	(314)	(428)	(130)	(159)	(23)	(84)	(933)	(503)	(255)	(226)	(128)	(174)
Expired	(2,015)		(30)		(2,221)		(32)
Outstanding, Number, End of Year	17,168	19,390	2,025	3,935	4,879	7,879	3,205	5,751	1,843	1,973	1,027	1,641	12,165	12,645	2,455	2,710	1,319	2,282
Exercisable, End of Year	8,133	6,259	2,025	3,203	4,879	6,449	3,205	4,319	1,843	1,581	1,027	1,256	4,685	1,246	2,455	1,965	1,319	1,537
Outstanding, Weighted Average Exercise Price, Beginning of Year	28.79	30.89	29.49	27.81	31.5	31.46	28.6	28.49	33.81	33.86	30.73	30.67	$ 26.78	$ 30.73	32.07	32.01	28.88	28.96
Grants, Weighted Average Exercise Price	20.99	25.13											$ 20.54	$ 24.91
Exercised - SARs, Weighted Average Exercise Price	20.99	26.08	29.14	26.17		29.32	28.33	28.22		28.58	29.69	30.02	$ 20.88	$ 30.74		29.04	29.46	29.33
Exercised - options, Weighted Average Exercise Price		25.45	26.69	23.1		29.04	26.61	26.62
Forfeited, Weighted Average Exercise Price	29.47	32.29	31.31	30.01	31.5	32.48	26.69	28.85	34.08	36.19	34.45	32.8	$ 27.36	$ 31.19	30.81	32.35	26.56	28.87
Expired, Weighted Average Exercise Price	30.54		28.74		29.45		26.66
Outstanding, Weighted Average Exercise Price, End of Year	27.84	28.79	29.75	29.49	32.44	31.5	29	28.6	33.79	33.81	31.25	30.73	$ 26.5	$ 26.78	32.2	32.07	28.74	28.88
Exercisable, End of Year, Weighted Average Exercise Price	30.38	32.64	29.75	30.22	32.44	32.05	29	29.37	33.79	34.97	31.25	32.08	$ 27.75	$ 30.68	32.2	33.22	28.74	30.15

Compensation Plans (Range Of Exercise Price Of Stock Appreciation Rights) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended																										12 Months Ended
	Dec. 31, 2012 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 10.00 to 19.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 40.00 to 49.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 40.00 to 49.99 [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 40.00 to 49.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 40.00 to 49.99 [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 50.00 to 59.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 50.00 to 59.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2010 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] 10.00 to 19.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range Limit																									10	20	20	20	20	20	20	20	20	30	30	30	30	30	30	30	30	40	40	40	40	50	50				$ 10	$ 20	$ 30
Exercise Price, Upper Range Limit																									19.99	29.99	29.99	29.99	29.99	29.99	29.99	29.99	29.99	39.99	39.99	39.99	39.99	39.99	39.99	39.99	39.99	49.99	49.99	49.99	49.99	59.99	59.99				$ 19.99	$ 29.99	$ 39.99
Outstanding Number	17,168	19,390	14,240	2,025	3,935	8,214	4,879	7,879	9,108	3,205	5,751	8,940	1,843	1,973	2,187	1,027	1,641	2,159	2,455	2,710	3,018	1,319	2,282	3,006	157	8,587	1,087	2,638	1,899	861	499	1,406	832	8,328	886	2,241	1,306	832	409	1,049	487	95	52	147	119	1	3	12,165	12,645	4,719	52	5,902	6,211
Weighted Average Remaining Contractual Life (years)	2 years 9 months			8 months 5 days			7 months 28 days			8 months 16 days			8 months 5 days			8 months 12 days			8 months 9 days			9 months			4 years 2 months 12 days	3 years 4 months 2 days	1 year 1 month 13 days	1 year 1 month 10 days	1 year 1 month 10 days	1 year 1 month 13 days	1 year 1 month 13 days	1 year 1 month 10 days	1 year 1 month 10 days	2 years 1 month 21 days	1 month 28 days	1 month 13 days	1 month 13 days	3 months 7 days	3 months 7 days	1 month 13 days	1 month 13 days	4 months 24 days	5 months 9 days	5 months 5 days	5 months 5 days	4 months 21 days	5 months 16 days	3 years 1 month 28 days			4 years 3 months 18 days	3 years 9 months 4 days	2 years 6 months 29 days
Outstanding, Weighted Average Exercise Price	27.84	28.79	30.89	29.75	29.49	27.81	32.44	31.5	31.46	29	28.6	28.49	33.79	33.81	33.86	31.25	30.73	30.67	32.2	32.07	32.01	28.74	28.88	28.96	19.71	22.93	26.28	29.04	26.27	28.98	26.35	29.04	26.27	32.85	33.26	36.44	32.96	36.43	33.68	36.44	32.96	44.65	42.7	46.8	43.48	50.39	50.17	$ 26.5	$ 26.78	$ 30.73	$ 19.1	$ 21.64	$ 31.18
Exercisable Number	8,133	6,259		2,025	3,203		4,879	6,449		3,205	4,319		1,843	1,581		1,027	1,256		2,455	1,965		1,319	1,537		6	3,338	1,087	2,638	1,899	861	499	1,406	832	4,693	886	2,241	1,306	832	409	1,049	487	95	52	147	119	1	3	4,685	1,246		3	1,746	2,936
Exercisable, Weighted Average Exercise Price	30.38	32.64		29.75	30.22		32.44	32.05		29	29.37		33.79	34.97		31.25	32.08		32.2	33.22		28.74	30.15		19.21	25.34	26.28	29.04	26.27	28.98	26.35	29.04	26.27	33.68	33.26	36.44	32.96	36.43	33.68	36.44	32.96	44.65	42.7	46.8	43.48	50.39	50.17	$ 27.75	$ 30.68		$ 18.88	$ 22.13	$ 31.1

Compensation Plans (Schedule Of Outstanding Share Units) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Canadian Dollar Denominated [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,238	875
Granted	213	697
Deemed Eligible to Vest	(427)	(263)
Units, in Lieu of Dividends	37	41
Forfeited	(100)	(112)
Outstanding Share Units, End of Year	961	1,238
Canadian Dollar Denominated [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,751
Granted	298	1,790
Units, in Lieu of Dividends	77	35
Forfeited	(160)	(74)
Outstanding Share Units, End of Year	1,966	1,751
U.S. Dollar Denominated [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,089	796
Granted	27	565
Deemed Eligible to Vest	(393)	(240)
Units, in Lieu of Dividends	27	37
Forfeited	(57)	(69)
Outstanding Share Units, End of Year	693	1,089
U.S. Dollar Denominated [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,574
Granted	83	1,581
Units, in Lieu of Dividends	63	30
Forfeited	(124)	(37)
Outstanding Share Units, End of Year	1,596	1,574

Compensation Plans (Schedule of Outstanding Deferred Share Units) (Details) (Canadian Dollar Denominated [Member], Deferred Share Units [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Canadian Dollar Denominated [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Year	905	717
Granted	109	108
Converted from HPR awards	38	52
Units, in Lieu of Dividends	39	29
Redeemed	(117)	(1)
Outstanding, End of Year	974	905

Compensation Plans (Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	$ 275
Actual return on plan assets	26	6
Fair Value of Plan Assets, End of Year	309	275
Non-Current Liabilities	(165)	(184)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	344	313
Service cost	5	5	4
Interest cost	14	15	16
Actuarial (gains) losses	9	39
Exchange differences	8	(8)
Benefits paid	(23)	(20)
Projected Benefit Obligation, End of Year	357	344	313
Fair Value of Plan Assets, Beginning of Year	275	276
Actual return on plan assets	26	6
Exchange differences	6	(6)
Employer contributions	25	19
Fair Value of Plan Assets, End of Year	309	275	276
Funded Status of Plan Assets, End of Year	(48)	(69)
Other Assets	3	3
Non-Current Liabilities	(51)	(72)
Total Recognized Amounts in the Consolidated Balance Sheet	(48)	(69)
Net actuarial (gain) loss	94	107
Total recognized in accumulated other comprehensive income before tax	94	107
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	95	82
Service cost	14	12	10
Interest cost	4	4	4
Actuarial (gains) losses	(5)	(2)
Benefits paid	(3)	(2)
Change in plan provisions		1
Projected Benefit Obligation, End of Year	105	95	82
Employer contributions	3	2
Funded Status of Plan Assets, End of Year	(105)	(95)
Current Liabilities	(4)	(3)
Non-Current Liabilities	(101)	(92)
Total Recognized Amounts in the Consolidated Balance Sheet	(105)	(95)
Net actuarial (gain) loss	1	6
Prior service costs	1	1
Net transitional obligation	3	3
Total recognized in accumulated other comprehensive income before tax	$ 5	$ 10

Compensation Plans (Accumulated Benefit Obligation And Projected Benefit Obligation In Excess Of The Plan Assets Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ (437)	$ (414)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	(357)	(343)
Accumulated Benefit Obligation	(332)	(319)
Fair Value of Plan Assets	305	271
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	(105)	(95)
Accumulated Benefit Obligation	$ (105)	$ (95)

Compensation Plans (Weighted Average Assumptions Used) (Details)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.75%	4.00%
Rates of Increase in Compensation Levels	3.99%	4.11%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.55%	4.27%
Rates of Increase in Compensation Levels	6.32%	6.33%

Compensation Plans (Total Benefit Plan Expense Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	$ 6	$ 14	$ 12
Defined Contribution Plan Expense	44	43	34
Total Benefit Plans Expense	50	57	46
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	18	17	15
Total Benefit Plans Expense	$ 18	$ 17	$ 15

Compensation Plans (Defined Periodic Pension And OPEB Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	$ 5	$ 5	$ 4
Interest cost	14	15	16
Expected return on plan assets	(28)	(15)	(15)
Amortization of net actuarial gains and losses	15	8	5
Amortization of net prior service costs		1	2
Total Defined Benefit Plan Expense	6	14	12
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	14	12	10
Interest cost	4	4	4
Amortization of transitional obligation		1	1
Total Defined Benefit Plan Expense	$ 18	$ 17	$ 15

Compensation Plans (Recognized Amounts In Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total amounts recognized in other comprehensive (income) loss, after tax	$ (13)	$ 34	$ 2
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	2	58	4
Amortization of net actuarial gains and losses	15	8	5
Amortization of net prior service costs		(1)	(2)
Total amounts recognized in other comprehensive (income) loss, before tax	(13)	49	(3)
Total amounts recognized in other comprehensive (income) loss, after tax	(9)	36	(2)
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(5)	(3)	8
Amortization of transitional obligation		(1)	(1)
Net prior service costs (credit)		1	(1)
Total amounts recognized in other comprehensive (income) loss, before tax	(5)	(3)	6
Total amounts recognized in other comprehensive (income) loss, after tax	$ (4)	$ (2)	$ 4

Compensation Plans (Weighted Average Assumptions Used In Determining Net Periodic Pension And Other Post-Retirement Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Long-Term Rate of Return on Plan Assets	6.75%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.00%	5.00%	5.75%
Long-Term Rate of Return on Plan Assets	6.75%	6.75%	6.75%
Rates of Increase in Compensation Levels	4.11%	4.11%	4.15%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.31%	5.11%	5.96%
Rates of Increase in Compensation Levels	6.41%	6.42%	6.42%

Compensation Plans (Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Plans [Abstract]
Health care cost trend rate for next year	7.70%	8.99%	8.85%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.63%	4.64%	4.64%
Year that the rate reaches the ultimate trend rate	2025	2026	2026

Compensation Plans (One Percent Change In Assumed Health Care Cost Trend Rate Over Projected Period) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation Plans [Abstract]
Effect on total of service and interest cost components, 1% Increase	$ 2
Effect on total of service and interest cost components, 1% Decrease	1
Effect on other post-retirement benefit obligation, 1% Increase	7
Effect on other post-retirement benefit obligation, 1% Decrease	$ 6

Compensation Plans (Estimate Of Benefit Payments For The Next 10 Years) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 19
2014	20
2015	20
2016	21
2017	22
2018-2022	111
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	4
2014	5
2015	5
2016	6
2017	7
2018-2022	$ 37

Compensation Plans (Plan Assets By Investment Asset Category And Fair Value Input Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 309	$ 275
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	51	42
Fixed Income - Canadian Bondfunds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	75	76
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	97	85
Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	72	58
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	14	14
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	85	70
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	50	39
Level 1 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	34	29
Level 1 [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	1	2
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	211	193
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	1	3
Level 2 [Member] | Fixed Income - Canadian Bondfunds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	75	76
Level 2 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	63	56
Level 2 [Member] | Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	72	58
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	13	12
Level 3 [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 13	$ 12	$ 12

Compensation Plans (Real Estate And Other Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Plan Assets, End of Year	$ 309	$ 275
Level 3 [Member]
Fair Value of Plan Assets, End of Year	13	12
Real Estate And Other [Member]
Fair Value of Plan Assets, End of Year	14	14
Real Estate And Other [Member] | Level 3 [Member]
Fair Value of Plan Assets, Beginning of Year	12	12
Purchases
Settlements
Return On Plan Assets Relating To Assets Sold During the reporting period
Return On Plan Assets Relating to Assets Still Held at the reporting date	1
Fair Value of Plan Assets, End of Year	$ 13	$ 12

Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Percent Increase Decrease in Natural gas price volatility	5.00%
Percent Increase Decrease In Estimated Forward Power Prices	10.00%
Percent Increase Decrease In Share Unit Estimated Volatility	5.00%
Power [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase Decrease in Net Risk Management Asset	$ 6	$ 6
Natural Gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase Decrease in Net Risk Management Asset		0
Cenovus [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase Decrease To Accounts Payable and Accrued Liabilities	$ 2	$ 6

Fair Value Measurements (Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	$ 590		$ 2,047
Risk Management Liabilities	15		7
Accounts receivable and accrued revenues	1,236		1,075
Accounts payable and accrued liabilities	2,003		2,428
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	2	[1]	1	[1]
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	617	[1]	2,124	[1]
Risk Management Liabilities	32	[1]	103	[1]
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets			18	[1]
Risk Management Liabilities	12	[1]
Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	619	[1]	2,143	[1]
Risk Management Liabilities	44	[1]	103	[1]
Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	(29)	[1],[2]	(96)	[1],[2]
Risk Management Liabilities	(29)	[1],[2]	(96)	[1],[2]
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	590	[1]	2,047	[1]
Risk Management Liabilities	15	[1]	7	[1]
Encana Share Units Held By Cenovus Employees [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues	1	[3]	1	[3]
Accounts payable and accrued liabilities	1	[4]	1	[4]
Encana Share Units Held By Cenovus Employees [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues	1	[3]	1	[3]
Accounts payable and accrued liabilities	1	[4]	1	[4]
Encana Share Units Held By Cenovus Employees [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues	1	[3]	1	[3]
Accounts payable and accrued liabilities	1	[4]	1	[4]
Cenovus Share Units Held By Encana Employees [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	36	[5]	83	[5]
Cenovus Share Units Held By Encana Employees [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	36	[5]	83	[5]
Cenovus Share Units Held By Encana Employees [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 36	[5]	$ 83	[5]

[1]	(1) Including current portion.
[2]	(5) Netting to offset derivative assets and liabilities with the same counterparty, which are presented within the fair value hierarchy on a gross basis, even where the legal right of offset exists.
[3]	(2) Receivable from Cenovus.
[4]	(3) Payable to Cenovus employees.
[5]	(4) Payable to Cenovus.

Fair Value Measurement (Summary Of Changes In Level 3 Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Risk Managment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning of Year	$ 18	$ (7)
Total gains (losses)	(18)	23
Settlements	(12)	2
Balance, End of Year	(12)	18
Change in unrealized gains (losses) related to assets and liabilities held at end of period	(21)	22
Share Units Resulting From Split Transaction [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning of Year	(83)	(120)
Total gains (losses)	4	(32)
Settlements	43	69
Balance, End of Year	(36)	(83)
Change in unrealized gains (losses) related to assets and liabilities held at end of period	$ (7)	$ (5)

Fair Value Measurements (Quantitative Information About Unobservable Inputs Used In Level 3) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price Volatility	28.30%
Fair Value Inputs Price Per Megawatt Hour	57.97	77.55
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price Volatility	0.30%
Fair Value Inputs Price Per Megawatt Hour	48.25	71.5
Cenovus [Member] | Option Model [Member] | Share Units Resulting From Split Transaction [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Share unit volatility	30.18%	32.48%

Financial Instruments And Risk Management (Narrative) (Details)	12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($) item contract	Dec. 31, 2011 USD ($) item	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Counterparty One [Member]	Dec. 31, 2012 Counterparty Two [Member]	Dec. 31, 2012 Shelf Prospectus [Member] CAD	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2012 Canada [Member] Shelf Prospectus [Member] USD ($)	Dec. 31, 2012 United States [Member] USD ($)	Dec. 31, 2011 United States [Member] USD ($)	Dec. 31, 2012 United States [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 United States [Member] Shelf Prospectus [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] Canada [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated [Member] Canada [Member] USD ($)
Derivative [Line Items]
Variability Percent To Assess The Potential Impact Of Commodity Price Changes	10.00%
Number Of Counterparties With More Than Ten Percent Of The Fair Value Of The Outstanding Risk Management Contracts	2	4
Line of Credit Facility, Remaining Borrowing Capacity	$ 5,000,000,000						$ 4,000,000,000	4,000,000,000				$ 999,000,000
Collateral Balances	0
Number of Credit Risk Derivatives Held	0
Percent of Accounts Receivable and Financial Derivative credit exposures with investment grade counterparties	88.00%	95.00%
Percent Of The Fair Value Of Outstanding In The Money Net Risk Management Contracts	10.00%			22.00%	15.00%
Line of Credit Facility, Maximum Borrowing Capacity							4,000,000,000	4,000,000,000				1,000,000,000
Number Of Shelf Prospectuses	2
Unused Capacity Under Shelf Prospectus Amount	6,000,000,000					2,000,000,000			2,000,000,000				4,000,000,000
Unsecured Debt														5,900,000,000	5,900,000,000
Debt Amount Not Subject to Foreign Exchange exposure										1,800,000,000	2,200,000,000
Number of Foreign Currency Derivatives Held	0
$ Change in US to Canadian Dollar Exchange Rate	0.01
Change in FX (gain) Loss due to $0.01 change in exchange rate	51,000,000	48,000,000	49,000,000
Increase Decrease in Net earnings from One Percent Change in Interest Rate on Floating Rate Debt	$ 0	$ 0	$ 0
Debt Instrument, Maturity Date									Jun 1, 2013				Jun 1, 2014
Number of floating rate debt	0
Percent Change in Interest Rates	1.00%
Expiration date	Oct 1, 2015						Oct 1, 2015	Oct 1, 2015				Oct 1, 2015

Financial Instruments And Risk Management (Unrealized Risk Management Position) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments And Risk Management [Abstract]
Risk Management, Current asset	$ 479	$ 1,806
Risk Management, Long-term asset	111	241
Risk Management, Total asset	590	2,047
Risk Management, Current liability	5	1
Risk Management, Long-term liability	10	6
Risk Management, Total liability	15	7
Net Risk Management Asset	$ 575	$ 2,040

Financial Instruments And Risk Management (Summary Of Unrealized Risk Management Position By Product) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Risk Management Position By Product [Line Items]
Risk Management, asset	$ 590	$ 2,047
Risk Management, liability	15	7
Net Risk Management Asset	575	2,040
Natural Gas [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset	545	2,032
Risk Management, liability	6	7
Net Risk Management Asset	539	2,025
Crude Oil [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset	45
Net Risk Management Asset	45
Power [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset		15
Risk Management, liability	9
Net Risk Management Asset	$ (9)	$ 15

Financial Instruments And Risk Management (Commodity Price Positions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 NYMEX Fixed Price 2012 [Member] MMcf	Dec. 31, 2012 NYMEX Fixed Price 2013 [Member] MMcf	Dec. 31, 2012 NYMEX Fixed Price 2015 [Member] MMcf	Dec. 31, 2012 Options [Member]	Dec. 31, 2012 Natural Gas Contracts Basis Contracts [Member]		Dec. 31, 2012 Other Financial Positions [Member]	Dec. 31, 2012 Natural Gas [Member]	Dec. 31, 2012 Brent Fixed Price [Member] MBbls	Dec. 31, 2012 Crude Oil Contracts Basis Contracts [Member]	Dec. 31, 2012 Crude Oil [Member]		Dec. 31, 2012 Power [Member]	Dec. 31, 2012 Minimum [Member] Natural Gas Contracts Basis Contracts [Member]	Dec. 31, 2012 Minimum [Member] Crude Oil Contracts Basis Contracts [Member]
Commodity Price Position [Line Items]
Notional Daily Volumes			1,515	748	825						9.3
Term			2013	2014	2015	2013					2013					2013	2013
Average Price			4.39	4.22	4.37						108.22
Total Fair Value	$ 575	$ 2,040	$ 462	$ 51	$ 41	$ (3)	$ (14)	[1]	$ 2	$ 539	$ 4	$ 41	$ 45	[2]	$ (9)

[1]	Encana has entered into swaps to protect against widening natural gas price differentials between production areas in Canada. These basis swaps are priced using both fixed price differentials and differentials determined as a percentage of NYMEX.
[2]	Encana has entered into swaps to protect against widening oil price differentials between production areas in Canada and the U.S. These basis swaps are priced using fixed price differentials.

Financial Instruments and Risk Management (Earnings Impact of Realized and Unrealized Gains (Losses) On Risk Management Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	$ 2,161	$ 948	$ 1,203
Unrealized Gain (Loss)	(1,465)	879	945
Revenues, Net of Royalties [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	2,149	955	1,207
Unrealized Gain (Loss)	(1,441)	854	947
Transportation and Processing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	12	(7)	(4)
Unrealized Gain (Loss)	$ (24)	$ 25	$ (2)

Financial Instruments And Risk Management (Reconciliation Of Unrealized Risk Management Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments And Risk Management [Abstract]
Fair Value of Contracts, Beginning of Year	$ 2,040
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered into During the Year	696	1,827	2,148
Fair Value of Contracts Realized During the Year	(2,161)	(948)	(1,203)
Total Unrealized Gain (Loss)	(1,465)	879	945
Fair Value of Contracts, End of Year	$ 575	$ 2,040

Financial Instruments And Risk Managment (Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Natural Gas [Member]
Commodity Price Risk [Line Items]
10% Price Increase	$ (446)	$ (305)
10% Price Decrease	446	305
Crude Oil [Member]
Commodity Price Risk [Line Items]
10% Price Increase	(20)
10% Price Decrease	20
Power [Member]
Commodity Price Risk [Line Items]
10% Price Increase	6	6
10% Price Decrease	$ (6)	$ (6)

Financial Instruments And Risk Managment (Timing Of Cash Outflows To Financial Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	$ 2,003
Other Commitment, Total	2,003
Risk Management Liabilities [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	5
1 - 3 Years	8
4 - 5 Years	2
Other Commitment, Total	15
Long Term Debt including interest [Member]
Cash Outflows, Liabilities [Line Items]
Less Than 1 Year	963	[1]
1 - 3 Years	1,793	[1]
4 - 5 Years	1,464	[1]
6 - 9 Years	2,982	[1]
Other Commitments Due After Nine Years	6,874	[1]
Other Commitment, Total	$ 14,076	[1]

[1]	(1) Principal and interest.

Supplementary Information (Net Change in Non-Cash Working Capital) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Information [Abstract]
Accounts receivable and accrued revenues	$ 82	$ 10	$ 196
Accounts payable and accrued liabilities	(456)	94	(86)
Income tax payable and receivable	51	(119)	(2,108)
Net change in non-cash working capital	$ (323)	$ (15)	$ (1,998)

Supplementary Information (Supplementary Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Information [Abstract]
Interest Paid	$ 509	$ 486	$ 507
Income Taxes Paid, net of Amounts Recovered	$ (124)	$ (88)	$ 2,024

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitment Type [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 51
Operating Leases, Future Minimum Payments, Due in Two Years	48
Operating Leases, Future Minimum Payments, Due in Three Years	44
Operating Leases, Future Minimum Payments, Due in Four Years	38
Operating Leases, Future Minimum Payments, Due in Five Years	29
Operating Leases, Future Minimum Payments, Due Thereafter	71
Operating Leases, Future Minimum Payments Due	(281)
Total Commitment, Due in Next Twelve Months	1,322
Total Commitment, Due in Second Year	1,132
Total Commitment, Due in Third Year	1,105
Total Commitment, Due in Fourth Year	954
Total Commitment, Due in Fifth Year	879
Total Commitment, Due Thereafter	5,152
Total Commitment	10,544
Transporation And Processing Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	905
Other Commitment, Due in Second Year	970
Other Commitment, Due in Third Year	991
Other Commitment, Due in Fourth Year	868
Other Commitment, Due in Fifth Year	829
Other Commitment, Due after Fifth Year	5,030
Other Commitment, Total	9,593
Drilling And Field Services Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	366
Other Commitment, Due in Second Year	114
Other Commitment, Due in Third Year	70
Other Commitment, Due in Fourth Year	48
Other Commitment, Due in Fifth Year	21
Other Commitment, Due after Fifth Year	51
Other Commitment, Total	$ 670

Supplementary Oil And Gas Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplementary Oil And Gas Information [Abstract]
Discount Factor To The Future Net Cash Flows Percentage	10.00%
Amount Reclassified From Operating Expenses to Transportation and Proccessing Expense	$ 240	$ 239

Supplementary Oil And Gas Information (Net Proved Reserves) (Details)	12 Months Ended
	Dec. 31, 2012 MMcf		Dec. 31, 2011 MMcf		Dec. 31, 2010 MMcf
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	12,840,000	[1],[2]	13,300,000	[1],[2]	11,062,000	[1],[2]
Revisions and improved recovery	(3,198,000)	[1],[2],[3]	(201,000)	[1],[2]	667,000	[1],[2]
Extensions and discoveries	976,000	[1],[2]	1,947,000	[1],[2]	2,875,000	[1],[2]
Purchase of reserves in place	46,000	[1],[2]	95,000	[1],[2]	197,000	[1],[2]
Sale of reserves in place	(782,000)	[1],[2]	(1,085,000)	[1],[2]	(339,000)	[1],[2]
Production	(1,090,000)	[1],[2]	(1,216,000)	[1],[2]	(1,162,000)	[1],[2]
End of year	8,792,000	[1],[2]	12,840,000	[1],[2]	13,300,000	[1],[2]
Developed	5,613,000	[1],[2]	6,809,000	[1],[2]	6,810,000	[1],[2]
Undeveloped	3,179,000	[1],[2]	6,031,000	[1],[2]	6,490,000	[1],[2]
Total	8,792,000	[1],[2]	12,840,000	[1],[2]	13,300,000	[1],[2]
Oil and NGLs [Member]
Reserve Quantities [Line Items]
Beginning of year	133.2	[1],[2]	92.5	[1],[2]	76.7	[1],[2]
Revisions and improved recovery	28.9	[1],[2],[3]	31.6	[1],[2]	13.8	[1],[2]
Extensions and discoveries	65.1	[1],[2]	23.6	[1],[2]	16.2	[1],[2]
Purchase of reserves in place	0.1	[1],[2]	0.3	[1],[2]	0.9	[1],[2]
Sale of reserves in place	(6)	[1],[2]	(6)	[1],[2]	(6.8)	[1],[2]
Production	(11.3)	[1],[2]	(8.8)	[1],[2]	(8.3)	[1],[2]
End of year	210	[1],[2]	133.2	[1],[2]	92.5	[1],[2]
Developed	90.9	[1],[2]	64	[1],[2]	48.9	[1],[2]
Undeveloped	119.1	[1],[2]	69.2	[1],[2]	43.6	[1],[2]
Total	210	[1],[2]	133.2	[1],[2]	92.5	[1],[2]
Canada [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	6,329,000	[1],[2]	6,117,000	[1],[2]	5,349,000	[1],[2]
Revisions and improved recovery	(1,497,000)	[1],[2],[3]	3,000	[1],[2]	150,000	[1],[2]
Extensions and discoveries	638,000	[1],[2]	826,000	[1],[2]	1,067,000	[1],[2]
Purchase of reserves in place	38,000	[1],[2]	72,000	[1],[2]	116,000	[1],[2]
Sale of reserves in place	(461,000)	[1],[2]	(158,000)	[1],[2]	(82,000)	[1],[2]
Production	(497,000)	[1],[2]	(531,000)	[1],[2]	(483,000)	[1],[2]
End of year	4,550,000	[1],[2]	6,329,000	[1],[2]	6,117,000	[1],[2]
Developed	2,985,000	[1],[2]	3,523,000	[1],[2]	3,132,000	[1],[2]
Undeveloped	1,565,000	[1],[2]	2,806,000	[1],[2]	2,985,000	[1],[2]
Total	4,550,000	[1],[2]	6,329,000	[1],[2]	6,117,000	[1],[2]
Canada [Member] | Oil and NGLs [Member]
Reserve Quantities [Line Items]
Beginning of year	95	[1],[2]	54.3	[1],[2]	35.5	[1],[2]
Revisions and improved recovery	(10)	[1],[2],[3]	32.3	[1],[2]	13.6	[1],[2]
Extensions and discoveries	25.9	[1],[2]	18.2	[1],[2]	11.5	[1],[2]
Purchase of reserves in place			0.2	[1],[2]	0.4	[1],[2]
Sale of reserves in place	(2.2)	[1],[2]	(4.7)	[1],[2]	(1.9)	[1],[2]
Production	(7.1)	[1],[2]	(5.3)	[1],[2]	(4.8)	[1],[2]
End of year	101.6	[1],[2]	95	[1],[2]	54.3	[1],[2]
Developed	47.8	[1],[2]	39.6	[1],[2]	24.9	[1],[2]
Undeveloped	53.8	[1],[2]	55.4	[1],[2]	29.4	[1],[2]
Total	101.6	[1],[2]	95	[1],[2]	54.3	[1],[2]
United States [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	6,511,000	[1],[2]	7,183,000	[1],[2]	5,713,000	[1],[2]
Revisions and improved recovery	(1,701,000)	[1],[2],[3]	(204,000)	[1],[2]	517,000	[1],[2]
Extensions and discoveries	338,000	[1],[2]	1,121,000	[1],[2]	1,808,000	[1],[2]
Purchase of reserves in place	8,000	[1],[2]	23,000	[1],[2]	81,000	[1],[2]
Sale of reserves in place	(321,000)	[1],[2]	(927,000)	[1],[2]	(257,000)	[1],[2]
Production	(593,000)	[1],[2]	(685,000)	[1],[2]	(679,000)	[1],[2]
End of year	4,242,000	[1],[2]	6,511,000	[1],[2]	7,183,000	[1],[2]
Developed	2,628,000	[1],[2]	3,286,000	[1],[2]	3,678,000	[1],[2]
Undeveloped	1,614,000	[1],[2]	3,225,000	[1],[2]	3,505,000	[1],[2]
Total	4,242,000	[1],[2]	6,511,000	[1],[2]	7,183,000	[1],[2]
United States [Member] | Oil and NGLs [Member]
Reserve Quantities [Line Items]
Beginning of year	38.2	[1],[2]	38.2	[1],[2]	41.2	[1],[2]
Revisions and improved recovery	38.9	[1],[2],[3]	(0.7)	[1],[2]	0.2	[1],[2]
Extensions and discoveries	39.2	[1],[2]	5.4	[1],[2]	4.7	[1],[2]
Purchase of reserves in place	0.1	[1],[2]	0.1	[1],[2]	0.5	[1],[2]
Sale of reserves in place	(3.8)	[1],[2]	(1.3)	[1],[2]	(4.9)	[1],[2]
Production	(4.2)	[1],[2]	(3.5)	[1],[2]	(3.5)	[1],[2]
End of year	108.4	[1],[2]	38.2	[1],[2]	38.2	[1],[2]
Developed	43.1	[1],[2]	24.4	[1],[2]	24	[1],[2]
Undeveloped	65.3	[1],[2]	13.8	[1],[2]	14.2	[1],[2]
Total	108.4	[1],[2]	38.2	[1],[2]	38.2	[1],[2]

[1]	(1) Definitions: a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests. b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations. c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well. d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.
[2]	(2) Encana does not file any estimates of total net proved natural gas, oil and NGL reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.(3) In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.
[3]	(3) In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.

Supplementary Oil And Gas Information (12-Month Average Trailing Prices) (Details)	12 Months Ended
	Dec. 31, 2012 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2011 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2010 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2012 Natural Gas [Member] AECO [Member]		Dec. 31, 2011 Natural Gas [Member] AECO [Member]		Dec. 31, 2010 Natural Gas [Member] AECO [Member]		Dec. 31, 2012 Oil and NGLs [Member] WTI [Member]		Dec. 31, 2011 Oil and NGLs [Member] WTI [Member]		Dec. 31, 2010 Oil and NGLs [Member] WTI [Member]		Dec. 31, 2012 Oil and NGLs [Member] Edmonton [Member]		Dec. 31, 2011 Oil and NGLs [Member] Edmonton [Member]		Dec. 31, 2010 Oil and NGLs [Member] Edmonton [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Reference Price	2.76	[1]	4.12	[1]	4.38	[1]	2.35	[1]	3.76	[1]	4.03	[1]	94.71	[1],[2]	96.19	[1],[2]	79.43	[1],[2]	87.42	[1]	96.53	[1]	76.22	[1]

[1]	(2) All prices were held constant in all future years when estimating net revenues and reserves.
[2]	(1) Light Sweet.

Supplementary Oil And Gas Information (Standardized Measure Of Discounted Futue Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 29,595	$ 54,289	$ 54,963
Production costs	10,368	15,912	15,570
Development costs	6,996	13,613	12,510
Asset retirement obligation payments	2,331	2,359	2,481
Income taxes	555	3,514	3,886
Future net cash flows	9,345	18,891	20,516
Less 10% annual discount for estimated timing of cash flows	3,328	8,143	9,080
Discounted future net cash flows	6,017	10,748	11,436
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	15,471	27,731	25,535
Production costs	6,273	9,717	8,676
Development costs	3,424	6,424	4,971
Asset retirement obligation payments	1,693	1,762	1,876
Income taxes		784	920
Future net cash flows	4,081	9,044	9,092
Less 10% annual discount for estimated timing of cash flows	1,079	3,759	3,803
Discounted future net cash flows	3,002	5,285	5,289
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	14,124	26,558	29,428
Production costs	4,095	6,195	6,894
Development costs	3,572	7,189	7,539
Asset retirement obligation payments	638	597	605
Income taxes	555	2,730	2,966
Future net cash flows	5,264	9,847	11,424
Less 10% annual discount for estimated timing of cash flows	2,249	4,384	5,277
Discounted future net cash flows	$ 3,015	$ 5,463	$ 6,147

Supplementary Oil And Gas Information (Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	$ 10,748	$ 11,436	$ 8,432
Sales of oil and gas produced during the period	(4,031)	(4,604)	(4,947)
Discoveries and extensions, net of related costs	828	2,048	2,218
Purchases of proved reserves in place	15	97	223
Sales and transfers of proved reserves in place	(524)	(1,233)	(294)
Net change in prices and production costs	(3,470)	1,249	5,472
Revisions to quantity estimates	(4,148)	(148)	784
Accretion of discount	1,264	1,338	898
Previously estimated development costs incurred net of change in future development costs	3,967	391	(73)
Other	(86)	117	116
Net change in income taxes	1,454	57	(1,393)
Balance, end of year	6,017	10,748	11,436
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	5,285	5,289	4,089
Sales of oil and gas produced during the period	(1,808)	(1,951)	(2,032)
Discoveries and extensions, net of related costs	509	1,161	975
Purchases of proved reserves in place	7	55	146
Sales and transfers of proved reserves in place	(155)	(212)	(96)
Net change in prices and production costs	(1,364)	516	1,645
Revisions to quantity estimates	(1,290)	188	174
Accretion of discount	571	576	433
Previously estimated development costs incurred net of change in future development costs	946	(441)	216
Other	(7)	54	(28)
Net change in income taxes	308	50	(233)
Balance, end of year	3,002	5,285	5,289
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	5,463	6,147	4,343
Sales of oil and gas produced during the period	(2,223)	(2,653)	(2,915)
Discoveries and extensions, net of related costs	319	887	1,243
Purchases of proved reserves in place	8	42	77
Sales and transfers of proved reserves in place	(369)	(1,021)	(198)
Net change in prices and production costs	(2,106)	733	3,827
Revisions to quantity estimates	(2,858)	(336)	610
Accretion of discount	693	762	465
Previously estimated development costs incurred net of change in future development costs	3,021	832	(289)
Other	(79)	63	144
Net change in income taxes	1,146	7	(1,160)
Balance, end of year	$ 3,015	$ 5,463	$ 6,147

Supplementary Oil And Gas Information (Results Of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	$ 4,918	$ 5,676	$ 6,006
Operating costs, production and mineral taxes and accretion of asset retirement obligations	887	1,072	1,059
Depreciation, depletion and amortization	1,850	2,192	1,920
Results of Operations, Impairment of Oil and Gas Properties	4,664	2,249
Operating income (loss)	(2,483)	163	3,027
Income taxes	(814)	182	999
Results of operations	(1,669)	(19)	2,028
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	2,205	2,382	2,393
Operating costs, production and mineral taxes and accretion of asset retirement obligations	397	431	361
Depreciation, depletion and amortization	748	966	826
Results of Operations, Impairment of Oil and Gas Properties	1,822	2,249
Operating income (loss)	(762)	(1,264)	1,206
Income taxes	(191)	(335)	340
Results of operations	(571)	(929)	866
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	2,713	3,294	3,613
Operating costs, production and mineral taxes and accretion of asset retirement obligations	490	641	698
Depreciation, depletion and amortization	1,102	1,226	1,094
Results of Operations, Impairment of Oil and Gas Properties	2,842
Operating income (loss)	(1,721)	1,427	1,821
Income taxes	(623)	517	659
Results of operations	$ (1,098)	$ 910	$ 1,162

Supplementary Oil And Gas Information (Capitalized Costs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	$ 50,953	$ 50,690	$ 46,821
Unproved oil and gas properties	1,295	1,426	2,158
Total capital cost	52,248	52,116	48,979
Accumulated DD&A	45,302	38,312	34,203
Net capitalized costs	6,946	13,804	14,776
Canada [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	26,024	27,259	24,820
Unproved oil and gas properties	716	968	1,114
Total capital cost	26,740	28,227	25,934
Accumulated DD&A	23,962	20,906	17,985
Net capitalized costs	2,778	7,321	7,949
United States [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	24,825	23,319	21,834
Unproved oil and gas properties	579	458	1,044
Total capital cost	25,404	23,777	22,878
Accumulated DD&A	21,236	17,294	16,051
Net capitalized costs	4,168	6,483	6,827
Other [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	104	112	167
Total capital cost	104	112	167
Accumulated DD&A	104	112	167
Net capitalized costs

Supplementary Oil And Gas Information (Costs Incurred) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs Incurred (Line Items)
Unproved oil and gas properties	$ 356	$ 314	$ 492
Proved	23	201	241
Total acquisitions	379	515	733
Exploration costs	834	355	256
Development costs	2,460	4,122	4,460
Total costs incurred	3,673	4,992	5,449
Canada [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	121	261	395
Proved	18	149	197
Total acquisitions	139	410	592
Exploration costs	201	174	58
Development costs	1,366	1,857	2,156
Total costs incurred	1,706	2,441	2,806
United States [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	235	53	97
Proved	5	52	44
Total acquisitions	240	105	141
Exploration costs	633	181	198
Development costs	1,094	2,265	2,304
Total costs incurred	$ 1,967	$ 2,551	$ 2,643

Supplementary Oil And Gas Information (Costs Not Subject to Depletion Or Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	$ 1,295	$ 1,426
Canada [Member]
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	716	968
United States [Member]
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	$ 579	$ 458

Supplementary Oil And Gas Information (Costs Related To Unproved Properties) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Oil And Gas Information [Abstract]
Acquisition Costs	$ 403	$ 280	$ 231	$ 268
Exploration Costs	33	25	3	52
Capitalized Costs of Unproved Properties Excluded from Amortization, Period Cost, Total	436	305	234	320
Acquistion Costs Year End	1,182
Exploration Costs Year End	113
Unproved Costs Year End	$ 1,295	$ 1,426